UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22747

ALPS SERIES TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

303.623.5277
(Registrant’s telephone number, including area code)

JoEllen L. Legg, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:     September 30

Date of reporting period:   October 1, 2014 – March 31, 2015

Item 1.   Reports to Stockholders.

COGNIOS CAPITAL

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class **COGMX**
Institutional Class **COGIX**

SEMI-ANNUAL
MARCH 31, 2015

Shareholder Letter	1
Portfolio Update	4
Disclosure of Fund Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	22
Additional Information	30

1-855-254-6467 | www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2015 (Unaudited)

Dear Shareholder,

Thank you for investing in the Cognios Market Neutral Large Cap Fund (the “Fund”) and for taking the time to review this semi-annual report for the six months ended March 31, 2015. We value this opportunity to offer insight into the Fund’s investment strategy and offer commentary on the Fund’s performance.

For additional information about the Fund’s investment strategy, updated performance information and additional commentary from the Fund’s investment adviser, Cognios Capital, we encourage you to visit the Fund’s website, www.cogniosfunds.com.

The Cognios Market Neutral Large Cap Fund employs a Beta-adjusted market neutral investment strategy that seeks to provide investors with returns that are non-correlated to the returns of the stock market.  By attempting to hedge out all of the market Beta1, the Fund’s returns over time should be essentially “pure Alpha” (i.e., Alpha is the excess return of a portfolio after considering its Beta exposure.) Additionally, by hedging out the general market movements in this Beta-adjusted market neutral fashion, we believe that the total returns of the Fund will be independent of those broad “systemic” risk factors and macro events that move the entire stock market either positively or negatively over time.

Also, as you have already been notified, effective April 1, 2015, the maximum expense ratio of the Fund was reduced as we believe this is in the best interest of the Fund’s shareholders and aligns with Cognios’ long-term value proposition in helping to ensure that all investors have greater access to the strategies needed to diversify their portfolios.

Below you will find performance updates for the Fund.

Regarding performance of the Fund, the total return for the Institutional Class Shares (COGIX) was 1.01% and the total return for the Investor Class Shares (COGMX) was 0.91% during the six months ended March 31, 2015. For the twelve months ended March 31, 2015, the total return for COGIX shares was 7.68%, while the total return for the COGMX shares was 7.39%.

Over the course of the six months ended March 31, 2015, the Fund held seventy-two separate long positions and one hundred fifty-seven separate short positions. Forty-three of the seventy-two long positions were profitable and forty-five of the one hundred fifty-seven short positions were profitable for the period. Total profits generated by the long positions were $1,013,210 while losses generated by the short positions were $602,089 during the period. The long positions generated 6.7% gains on average equity capital while the short positions generated losses of 4.0% on average equity capital. The table below displays the top five most profitable long and short positions for the six months ended March 31, 2015.

Ticker	Long Positions	Profits	Ticker	Short Positions	Profits
AAPL	Apple, Inc.	$230,068	WMB	Williams Companies, Inc.	$110,179
HRS	Harris Corp.	$147,978	FCX	Freeport-McMoran, Inc.	$103,361
EW	Edwards Lifesciences Corp.	$141,964	AA	Alcoa, Inc.	$53,295

VRSN	Verisign, Inc.	$118,497	APA	Apache Corp.	$50,291
FISV	Fiserv, Inc.	$109,452	HES	Hess Corp.	$47,735

Semi-Annual Report | March 31, 2015	1

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2015 (Unaudited)

The performance data is obviously important; but since the portfolio is hedged, the independence of the performance versus the S&P 500 is also very important.  Beta, Alpha, Correlation2 and R Squared3 are statistics that are commonly used to measure this independence. We track these measures on a monthly basis (27 data points since inception) and the data is presented in the tables below:

	Beta to the S&P 500	Annualized Alpha to the S&P 500
COGIX	0.23	1.27%
COGMX	0.23	0.99%

	Correlation of Returns to the HFRX EH: Equity Market Neutral Index	R Squared of Returns to the HFRX EH: Equity Market Neutral Index[3]
COGIX	19.21%	3.69%
COGMX	18.78%	3.53%

As the tables above indicate, Beta, Correlation and R Squared are all low, meaning that the performance of the Fund is statistically independent of the performance of the S&P 500. Meanwhile, the Alpha of the Fund is positive, which is good, but we hope this statistic moves higher in the future with improved performance.

We at Cognios look forward to future opportunities to connect with our shareholders. We strive to continuously add value to your investment experience by providing access to fund information, portfolio updates and straightforward commentary.

If you have any questions regarding the Cognios Market Neutral Large Cap Fund, please contact your account manager or financial adviser, or call one of our shareholder associates at 855-254-6467. We also invite you to visit Cognios’ website at www.cognios.com to learn more about our firm, our team and our values.

We thank you for investing with Cognios and for the trust you have placed in us.

Sincerely,

Jonathan Angrist	Brian Machtley	Francisco Bido

Portfolio Managers
Cognios Capital, LLC

[1]	Beta is a measure of the sensitivity of a stock’s price changes to broad stock market movements over time.

[2]	Correlation is a statistical measure of how two securities move in relation to each other.

[3]
R Squared is the coefficient of determination and indicates how well data points fit in a model. In the example in the above table, 3.69% of the monthly movement in share price of COGIX can be explained by the movement of the S&P 500.

2	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2015 (Unaudited)

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Semi-Annual Report | March 31, 2015	3

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2015 (Unaudited)

Performance (as of March 31, 2015)

	Six Month	1 Year	Since Inception* (annualized)
Cognios Market Neutral Large Cap Fund - Investor	0.91%	7.39%	5.32%
Cognios Market Neutral Large Cap Fund - Institutional	1.01%	7.68%	5.58%
S&P 500® Total Return Index(a)	5.93%	12.73%	20.47%
HFRX Equity Hedge Market Neutral Index(b)	2.67%	3.22%	3.14%
HFRI Equity Hedge Market Neutral Index(c)	2.88%	3.54%	4.99%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 855.254.6467 or by visiting www.cogniosfunds.com.

*	Fund’s inception date is December 31, 2012.

(a)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.

(b)	The HFRX Equity Hedge Market Neutral Index – As of September 30, 2014, the secondary benchmark for the Fund was changed from the HFRI Equity Hedge Market Neutral Index to the HFRX Equity Market Neutral Index. The methodology used to construct the HFRX Equity Market Neutral Index requires that funds have a performance record of at least 12 months and assets greater than $50 million to be included as a constituent of the Index. The HFRX Equity Market Neutral Index also required funds to trade on a transparent basis and be open to new investors. As such, the Adviser believes that the methodology used and components of the HFRX Equity Hedge Market Neutral Index represent a more mature and accessible peer group for performance comparison and help to minimize selection, survivorship and reporting bias for the index. Both index returns and index methodology are provided by Hedge Fund Research Inc.

(c)	The HFRI Equity Hedge Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com. Both index returns and index methodology are provided by Hedge Fund Research Inc.

Returns of less than one year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes.  An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund's Investor Class and Institutional Class shares (as reported in the supplement dated March 31, 2015 to the January 28, 2015 Prospectus) are 6.16% and 3.96% and 5.44% and 3.71% respectively.

4	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2015 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Allocation (as a % of Net Assets)*

Basic Materials - Long	0.64%
Basic Materials (Short)	-8.34%
Communications - Long	15.95%
Communications (Short)	-9.40%
Consumer Cyclical - Long	5.25%
Consumer Cyclical (Short)	-12.51%
Consumer Non-cyclical - Long	40.67%
Consumer Non-cyclical (Short)	-6.41%
Diversified (Short)	-0.06%
Energy - Long	5.62%
Energy (Short)	-9.17%
Financials (Short)	-11.17%
Industrials - Long	11.12%
Industrials (Short)	-9.34%
Technology - Long	36.92%
Technology (Short)	-4.97%
Utilities - Long	0.60%
Cash, Cash Equivalents, & Other Net Assets	54.60%
TOTAL	100.00%

*	Holdings are subject to change. Table presents indicative values only.

Semi-Annual Report | March 31, 2015	5

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2015 (Unaudited)

Top 10 Long Positions (as a % of Net Assets)*

Security	Ticker	Weight
Quest Diagnostics, Inc.	DGX	5.90%
DaVita HealthCare Partners, Inc.	DVA	5.88%
General Mills, Inc.	GIS	5.76%
Accenture PLC	ACN	5.63%
The Clorox Co.	CLX	5.48%
Harris Corp.	HRS	5.48%
Fiserv, Inc.	FISV	5.47%
Campbell Soup Co.	CPB	5.44%
International Business Machines Corp.	IBM	5.44%
Total System Services, Inc.	TSS	5.41%

*	Holdings are subject to change. Table presents indicative values only.

6	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Disclosure of Fund Expenses	March 31, 2015 (Unaudited)

Examples. As a shareholder of the Cognios Market Neutral Large Cap Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held until March 31, 2015.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid During Period
	Account Value	Account Value	Expense	October 1, 2014 -
	October 1, 2014	March 31, 2015	Ratio(a)	March 31, 2015(b)
Investor Class
Actual	$1,000.00	$1,009.10	4.44%	$22.24
Hypothetical (5% return before expenses)	$1,000.00	$1,002.79	4.44%	$22.17

Institutional Class
Actual	$1,000.00	$1,010.10	4.19%	$21.00
Hypothetical (5% return
before expenses)	$1,000.00	$1,004.04	4.19%	$20.93

(a)
Annualized, based on the Fund's most recent fiscal half-year expenses.  Expense ratio excluding interest expense and dividends paid on borrowed securities is 2.25% and 2.00% for Investor Class and Institutional Class, respectively.

(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2015	7

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (116.77%)
Basic Materials (0.64%)
LyondellBasell Industries NV ‐ Class A(a)	1,110	$97,458
Total Basic Materials		97,458

Communications (15.95%)
DIRECTV(a)(b)	9,406	800,450
Harris Corp.(a)	10,672	840,527
Viacom, Inc. ‐ Class B(a)	11,819	807,238
Total Communications		2,448,215

Consumer Cyclical (5.25%)
McDonald's Corp.(a)	8,274	806,218
Total Consumer Cyclical		806,218

Consumer Non‐cyclical (40.67%)
AmerisourceBergen Corp.(a)	902	102,530
Archer‐Daniels‐Midland Co.(a)	1,916	90,818
Campbell Soup Co.(a)	17,948	835,479
The Clorox Co.(a)	7,616	840,730
DaVita HealthCare Partners, Inc.(a)(b)	11,113	903,265
General Mills, Inc.(a)	15,611	883,583
Philip Morris International, Inc.(a)	10,102	760,984
Quest Diagnostics, Inc.(a)	11,790	906,062
Total System Services, Inc.(a)	21,770	830,526
United Rentals, Inc.(a)(b)	971	88,516
Total Consumer Non‐cyclical		6,242,493

Energy (5.62%)
Apache Corp.(a)	1,426	86,031
Denbury Resources, Inc.(a)	11,181	81,510
Diamond Offshore Drilling, Inc.(a)	3,131	83,879
Ensco PLC ‐ Class A(a)	3,896	82,089
Marathon Oil Corp.(a)	3,349	87,442
Murphy Oil Corp.(a)	1,860	86,676
Nabors Industries, Ltd.(a)	2,809	38,343
Newfield Exploration Co.(a)(b)	1,196	41,968
Noble Corp. PLC(a)	2,412	34,443
Occidental Petroleum Corp.(a)	1,194	87,162
QEP Resources, Inc.(a)	1,726	35,987
Southwestern Energy Co.(a)(b)	3,568	82,742
Transocean, Ltd.(a)	2,287	33,550
Total Energy		861,822

See Notes to Financial Statements.

8	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Industrials (11.12%)
3M Co.(a)	4,919	$811,389
Corning, Inc.(a)	3,785	85,844
Emerson Electric Co.(a)	14,297	809,496
Total Industrials		1,706,729

Technology (36.92%)
Accenture PLC ‐ Class A(a)	9,225	864,290
Apple, Inc.(a)	6,440	801,329
EMC Corp.(a)	28,844	737,253
Fiserv, Inc.(a)(b)	10,571	839,337
International Business Machines Corp.(a)	5,201	834,761
Microsoft Corp.(a)	18,910	768,786
Oracle Corp.(a)	19,046	821,835
Total Technology		5,667,591

Utilities (0.60%)
Entergy Corp.(a)	1,196	92,678
Total Utilities		92,678

TOTAL COMMON STOCKS (Cost $17,792,863)		17,923,204

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.32%)
Money Market Fund (1.32%)
Daily Income Fund ‐ U.S. Treasury Portfolio ‐ Fiduciary Class	0.01000%	202,913	202,913

TOTAL SHORT TERM INVESTMENTS (Cost $202,913)			202,913

TOTAL INVESTMENTS (118.09%) (Cost $17,995,776)			$18,126,117

SECURITIES SOLD SHORT (‐71.37%) (Proceeds $10,653,029)			(10,955,047)

Other Assets In Excess Of Liabilities (53.28%)			8,178,333	(c)
NET ASSETS (100.00%)			$15,349,403

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	9

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS (-71.37%)
Basic Materials (‐8.34%)
Air Products & Chemicals, Inc.	(1,052)	$(159,146)
Alcoa, Inc.	(17,346)	(224,110)
Allegheny Technologies, Inc.	(1,583)	(47,506)
EI du Pont de Nemours & Co.	(3,342)	(238,853)
Monsanto Co.	(2,157)	(242,749)
Nucor Corp.	(4,565)	(216,974)
PPG Industries, Inc.	(666)	(150,210)
Total Basic Materials		(1,279,548)

Communications (‐9.40%)
CBS Corp. ‐ Class B	(2,232)	(135,326)
Interpublic Group of Cos., Inc.	(3,818)	(84,454)
Level 3 Communications, Inc.	(3,157)	(169,973)
News Corp. ‐ Class A	(3,546)	(56,771)
The Priceline Group, Inc.	(207)	(240,979)
Time Warner, Inc.	(3,140)	(265,142)
Twenty‐First Century Fox, Inc. ‐ Class A	(6,527)	(220,874)
Yahoo! Inc	(6,078)	(270,076)
Total Communications		(1,443,595)

Consumer Cyclical (‐12.51%)
Best Buy Co., Inc	(3,246)	(122,666)
BorgWarner, Inc.	(1,085)	(65,621)
CarMax, Inc.	(1,946)	(134,293)
DR Horton, Inc.	(3,408)	(97,060)
Ford Motor Co.	(16,220)	(261,791)
GameStop Corp. ‐ Class A	(1,361)	(51,664)
Goodyear Tire & Rubber Co.	(2,480)	(67,158)
Johnson Controls, Inc.	(5,171)	(260,825)
Lennar Corp. ‐ Class A	(1,631)	(84,502)
Mohawk Industries, Inc.	(672)	(124,824)
Newell Rubbermaid, Inc.	(1,324)	(51,729)
PulteGroup, Inc.	(5,755)	(127,934)
Royal Caribbean Cruises Ltd.	(2,004)	(164,027)
Tiffany & Co.	(1,185)	(104,292)
Tractor Supply Co.	(664)	(56,480)
Whirlpool Corp.	(718)	(145,079)
Total Consumer Cyclical		(1,919,945)

See Notes to Financial Statements.

10	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Consumer Non‐cyclical (‐6.41%)
AbbVie, Inc.	(4,300)	$(251,722)
Avery Dennison Corp.	(970)	(51,323)
Avon Products, Inc.	(6,031)	(48,188)
Estee Lauder Cos., Inc. ‐ Class A	(1,139)	(94,719)
Express Scripts Holding Co.	(3,064)	(265,863)
McGraw Hill Financial, Inc.	(307)	(31,744)
Moody’s Corp.	(236)	(24,497)
Mylan, Inc.	(1,844)	(109,441)
Robert Half International, Inc.	(832)	(50,352)
Tenet Healthcare Corp.	(1,141)	(56,491)
Total Consumer Non‐cyclical		(984,340)

Diversified (‐0.06%)
Leucadia National Corp.	(413)	(9,206)
Total Diversified		(9,206)

Energy (‐9.17%)
Baker Hughes, Inc.	(6,276)	(399,028)
Cameron International Corp.	(1,828)	(82,479)
Chesapeake Energy Corp.	(704)	(9,969)
CONSOL Energy, Inc.	(2,201)	(61,386)
Hess Corp.	(2,714)	(184,199)
Tesoro Corp.	(1,179)	(107,631)
Valero Energy Corp.	(4,499)	(286,227)
The Williams Cos., Inc.	(5,465)	(276,474)
Total Energy		(1,407,393)

Financials (‐11.17%)
Affiliated Managers Group, Inc.	(63)	(13,531)
Aflac, Inc.	(503)	(32,197)
American Express Co.	(1,139)	(88,979)
Ameriprise Financial, Inc.	(207)	(27,084)
Bank of America Corp.	(11,720)	(180,371)
BB&T Corp.	(804)	(31,348)
BlackRock, Inc.	(184)	(67,314)
Capital One Financial Corp.	(618)	(48,711)
CBRE Group, Inc. ‐ Class A	(367)	(14,207)
Charles Schwab Corp.	(1,441)	(43,864)
Citigroup, Inc.	(3,364)	(173,313)
Comerica, Inc.	(203)	(9,161)
E*Trade Financial Corp.	(324)	(9,252)
Fifth Third Bancorp	(919)	(17,323)

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	11

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Financials (continued)
Franklin Resources, Inc.	(696)	$(35,719)
General Growth Properties, Inc. ‐ REIT	(991)	(29,284)
Host Hotels & Resorts, Inc. ‐ REIT	(831)	(16,770)
Hudson City Bancorp, Inc.	(589)	(6,173)
Huntington Bancshares, Inc.	(909)	(10,044)
Invesco Ltd.	(481)	(19,091)
JPMorgan Chase & Co.	(4,170)	(252,619)
KeyCorp	(968)	(13,707)
Kimco Realty Corp. ‐ REIT	(445)	(11,948)
Legg Mason, Inc.	(127)	(7,010)
Macerich Co. ‐ REIT	(171)	(14,420)
Morgan Stanley	(2,177)	(77,697)
The NASDAQ OMX Group, Inc.	(183)	(9,322)
Navient Corp.	(460)	(9,352)
Principal Financial Group, Inc.	(330)	(16,952)
Prologis, Inc. ‐ REIT	(605)	(26,354)
Prudential Financial, Inc.	(512)	(41,119)
Regions Financial Corp.	(1,548)	(14,629)
Torchmark Corp.	(143)	(7,853)
Unum Group	(282)	(9,512)
Wells Fargo & Co.	(5,736)	(312,038)
XL Group PLC	(282)	(10,378)
Zions Bancorporation	(226)	(6,102)
Total Financials		(1,714,748)

Industrials (‐9.34%)
Allegion PLC	(891)	(54,503)
Amphenol Corp.	(1,522)	(89,691)
Eaton Corp. PLC	(2,330)	(158,300)
Expeditors International of Washington, Inc.	(1,077)	(51,890)
Fluor Corp.	(1,380)	(78,881)
Illinois Tool Works, Inc.	(1,856)	(180,292)
Ingersoll‐Rand PLC	(1,285)	(87,483)
Leggett & Platt, Inc.	(1,137)	(52,404)
Martin Marietta Materials, Inc.	(628)	(87,794)
MeadWestvaco Corp.	(1,575)	(78,545)
Pall Corp.	(518)	(52,002)
Ryder System, Inc.	(565)	(53,613)
Snap‐on, Inc.	(352)	(51,765)
Textron, Inc.	(2,568)	(113,839)
Tyco International, Ltd.	(2,043)	(87,972)

See Notes to Financial Statements.

12	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Industrials (continued)
Vulcan Materials Co.	(1,226)	$(103,352)
Xylem, Inc.	(1,448)	(50,709)
Total Industrials		(1,433,035)

Technology (‐4.97%)
Adobe Systems, Inc.	(2,455)	(181,523)
Analog Devices, Inc.	(1,513)	(95,319)
Applied Materials, Inc.	(5,945)	(134,119)
Autodesk, Inc.	(1,126)	(66,029)
Cognizant Technology Solutions Corp. ‐ Class A	(2,985)	(186,234)
KLA‐Tencor Corp.	(788)	(45,932)
Lam Research Corp.	(770)	(54,081)
Total Technology		(763,237)

TOTAL COMMON STOCKS (Proceeds $10,653,029)		(10,955,047)

TOTAL SECURITIES SOLD SHORT (‐71.37%) (Proceeds $10,653,029)		$(10,955,047)

(a)
Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2015, the aggregate market value of those securities was $8,572,390, which represents approximately 55.85% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Includes segregated cash that is being held as collateral for securities sold short.

Common Abbreviations:
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. PLC - Public Limited Company.
REIT - Real Estate Investment Trust.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	13

Cognios Market Neutral Large Cap Fund

Statement of Assets and Liabilities	March 31, 2015 (Unaudited)

ASSETS:
Investments, at value (cost $17,995,776)	$18,126,117
Segregated cash with brokers (Note 2)	21,574
Deposit with broker for securities sold short (Note 2)	8,148,222
Due from advisor	3,818
Dividends receivable	7,850
Prepaid assets	24,282
Total Assets	26,331,863

LIABILITIES:
Securities sold short (proceeds $10,653,029)	10,955,047
Payable for distribution and service fees	1,245
Payable to trustees	89
Payable to chief compliance officer	1,645
Payable to principal financial officer	820
Accrued expenses and other liabilities	23,614
Total Liabilities	10,982,460
NET ASSETS	$15,349,403

NET ASSETS CONSIST OF:
Paid‐in capital (Note 5)	$15,595,020
Accumulated net investment loss	(162,612)
Accumulated net realized gain on investments and securities sold short	88,672
Net unrealized depreciation on investments and securities sold short	(171,677)
NET ASSETS	$15,349,403

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.35
Net Assets	$5,897,722
Shares of beneficial interest outstanding	630,529
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.41
Net Assets	$9,451,681
Shares of beneficial interest outstanding	1,004,435

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Statement of Operations	For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$160,926
Total Investment Income	160,926

EXPENSES:
Investment advisory fee (Note 6)	113,139
Dividend expense on securities sold short	112,194
Interest expense	53,149
Administration fee	70,457
Distribution and service fees
Investor Class	7,299
Custodian fee	4,987
Legal fees	18,354
Audit fees	8,275
Transfer agent fee	19,892
Trustees fees and expenses	5,830
Registration and filing fees	16,535
Printing fees	3,859
Chief compliance officer fee	9,978
Principal financial officer fee	4,987
Insurance expense	3,248
Other expenses	3,908
Total Expenses	456,091
Less fees waived/reimbursed by investment adviser
Investor Class	(51,321)
Institutional Class	(81,277)
Total fees waived/reimbursed by investment adviser (Note 6)	(132,598)
Net Expenses	323,493
NET INVESTMENT LOSS	(162,567)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	689,898
Securities sold short	142,199
Net realized gain	832,097

Change in (depreciation) on:
Investments	(163,660)
Securities sold short	(378,218)
Net change	(541,878)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT	290,219
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,652

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	15

Cognios Market Neutral Large Cap Fund

Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended
	March 31, 2015	September 30,
	(Unaudited)	2014
OPERATIONS:
Net investment loss	$(162,567)	$(226,799)
Net realized gain on investments and securities sold short	832,097	1,759,181
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(541,878)	605,237
Net increase in net assets resulting from operations	127,652	2,137,619
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments:
Investor Class	(790,016)	(170,799)
Institutional Class	(1,258,654)	(215,970)
Total distributions	(2,048,670)	(386,769)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class:
Shares sold	415,417	125,097
Dividends reinvested	789,357	170,799
Shares redeemed	(258,534)	(105,773)
Net increase from beneficial share transactions	946,240	190,122
Institutional Class:
Shares sold	632,461	35,902,787
Dividends reinvested	1,221,472	215,970
Shares redeemed	(136,047)	(34,648,888)
Net increase from beneficial share transactions	1,717,886	1,469,870
Net increase in net assets	743,108	3,410,842

NET ASSETS:
Beginning of period	14,606,295	11,195,453
End of period (including accumulated net investment loss of $(162,612) and $(45))	$15,349,403	$14,606,295

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Statement of Cash Flows	For the Six Months Ended March 31, 2015 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$127,652
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(33,946,165)
Proceeds from disposition of investment securities	33,751,024
Proceeds from securities sold short transactions	15,362,257
Purchases to cover securities sold short transactions	(18,096,445)
Net purchases from short‐term investment securities	(156,534)
Net realized gain on investments and securities sold short	(832,097)
Net change in unrealized depreciation on investments and securities sold short
541,878
Changes in assets and liabilities:
Increase in segregated cash with brokers	(2,020)
Decrease in deposit with broker for securities sold short	2,655,856
Increase in receivable due from adviser	(35)
Increase in dividends receivable	(555)
Increase in interest receivable	(2)
Increase in prepaid assets	(14,923)
Decrease in payable for dividends on short sales	(11,000)
Increase in payable for distribution and service fees	82
Decrease in payable to trustees	(55)
Decrease in payable to chief compliance officer	(22)
Decrease in payable to principal financial officer	(13)
Decrease in other accrued expenses and other liabilities	(34,339)
Net cash used in operating activities	(655,456)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from sale of shares	1,087,878
Cost of shares redeemed	(394,581)
Cash distributions paid	(37,841)
Net cash provided by financing activities	655,456

NET INCREASE IN CASH FOR THE PERIOD	—

CASH, BEGINNING OF PERIOD	$—
CASH, END OF PERIOD	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non‐cash financing activities not included herein consist of reinvestment of distributions of:	$2,048,670

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	17

Cognios Market Neutral Large Cap Fund‐ Investor Class

Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	March 31, 2015		September 30,	September 30,
	(Unaudited)		2014	2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.77		$9.93	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.11)		(0.17)	(0.12)

Net realized and unrealized gain on investments	0.18		1.35	0.05
Total from Investment Operations	0.07		1.18	(0.07)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.49)		(0.34)	—
Total Distributions	(1.49)		(0.34)	—
NET INCREASE/(DECREASE) IN NET
ASSET VALUE	(1.42)		0.84	(0.07)
NET ASSET VALUE, END OF PERIOD	$9.35		$10.77	$9.93

TOTAL RETURN(c)	0.91	%(d)	12.12%	(0.70	)%(d)

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund‐ Investor Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	March 31, 2015		September 30,	September 30,
	(Unaudited)		2014	2013(a)
SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,898		$5,699	$5,067

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	6.20	%(e)	6.16%	6.27	%(e)
Operating expenses including reimbursement/waiver	4.44	%(e)	4.26%	4.13	%(e)
Net investment loss including reimbursement/waiver	(2.31	)%(e)	(1.71)%	(1.69	)%(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	4.01	%(e)	4.15%	4.38	%(e)
Operating expenses including reimbursement/waiver	2.25	%(e)	2.25%	2.25	%(e)
Net investment income including reimbursement/waiver	(0.12	)%(e)	0.30%	0.19	%(e)

PORTFOLIO TURNOVER RATE	157	%(d)	461%	155	%(d)

(a)	Commenced operations on January 2, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	19

Cognios Market Neutral Large Cap Fund ‐ Investor Class

Financial Highlights	For a share outstanding throughout the periods presented.

	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	March 31, 2015		September 30,	September 30,
	(Unaudited)		2014	2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82		$9.95	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10)		(0.14)	(0.10)
Net realized and unrealized gain on investments	0.18		1.35	0.05
Total from Investment Operations	0.08		1.21	(0.05)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.49)		(0.34)	—
Total Distributions	(1.49)		(0.34)	—
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.41)		0.87	(0.05)
NET ASSET VALUE, END OF PERIOD	$9.41		$10.82	$9.95

TOTAL RETURN(c)	1.01	%(d)	12.41%	(0.50	)%(d)

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund ‐ Institutional Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	March 31, 2015		September 30,	September 30,
	(Unaudited)		2014	2013(a)
SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$9,452		$8,907	$6,128

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	5.95	%(e)	5.45%	6.02	%(e)
Operating expenses including reimbursement/waiver	4.19	%(e)	4.01%	3.88	%(e)
Net investment loss including reimbursement/waiver	(2.06	)%(e)	(1.37)%	(1.42	)%(e)

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver	3.76	%(e)	3.43%	4.13	%(e)
Operating expenses including reimbursement/waiver	2.00	%(e)	2.00%	2.00	%(e)
Net investment income including reimbursement/waiver	0.13	%(e)	0.65%	0.46	%(e)

PORTFOLIO TURNOVER RATE	157	%(d)	461%	155	%(d)

(a)	Commenced operations on January 2, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi‐Annual Report | March 31, 2015	21

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the Cognios Market Neutral Large Cap Fund (the “Fund”).  The Fund seeks long-term growth of capital independent of stock market direction.  The Fund currently offers Investor Class shares and Institutional Class shares.  Each share class has identical rights to earnings, assets and voting privileges, except for class specific expensive and exclusive rights to vote on matters affecting only individual classes. The Trust has an unlimited number of shares with no par value per share.   The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$97,458	$—	$—	$97,458
Communications	2,448,215	—	—	2,448,215
Consumer Cyclical	806,218	—	—	806,218
Consumer Non-cyclical	6,242,493	—	—	6,242,493
Energy	861,822	—	—	861,822
Industrials	1,706,729	—	—	1,706,729
Technology	5,667,591	—	—	5,667,591
Utilities	92,678	—	—	92,678
Short Term Investments	202,913	—	—	202,913
Total	$18,126,117	$—	$—	$18,126,117

Semi-Annual Report | March 31, 2015	23

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

Other Financial Instruments
Liabilities
Securities Sold Short
Basic Materials	$(1,279,548)	$—	$—	$(1,279,548)
Communications	(1,443,595)	—	—	(1,443,595)
Consumer Cyclical	(1,919,945)	—	—	(1,919,945)
Consumer Non-cyclical	(984,340)	—	—	(984,340)
Diversified	(9,206)	—	—	(9,206)
Energy	(1,407,393)	—	—	(1,407,393)
Financials	(1,714,748)	—	—	(1,714,748)
Industrials	(1,433,035)	—	—	(1,433,035)
Technology	(763,237)	—	—	(763,237)
Total	$(10,955,047)	$—	$—	$(10,955,047)

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.  Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Short Sales: The Fund may sell securities short.  To do this, Cognios Capital, LLC (the “Adviser”) will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase.  To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 4 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of March 31, 2015, the Fund held securities sold short with a market value of $10,955,047.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

Semi-Annual Report | March 31, 2015	25

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2014 were as follows:

Distributions Paid From:	2014
Ordinary Income	$386,769
Total	$386,769

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$443,348
Gross unrealized depreciation (excess of tax cost over value)	(602,591)
Net unrealized depreciation	$(159,243)
Cost of investments for income tax purposes	$18,285,360

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding securities sold short intended to be held for less than one year and short-term securities, during the period ended March 31, 2015, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$49,308,423	$51,847,469

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Investor Class
Shares sold	40,255	12,035
Shares issued in reinvestment of distributions to shareholders	85,987	17,200
Shares redeemed	(24,704)	(10,519)
Net increase in shares outstanding	101,538	18,716
Institutional Class
Shares sold	63,256	3,511,372
Shares issued in reinvestment of distributions to shareholders	132,337	21,706
Shares redeemed	(14,531)	(3,325,663)
Net increase in shares outstanding	181,062	207,415

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  The Fund has one affiliated shareholder representing approximately 73% of total Fund shares. Investment activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Cognios Capital, LLC (“Cognios Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets.  The management fees are paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Fund or Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by the Fund’s administrator and its affiliates (including, but not limited to, organizational expenses and offering costs), to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b‐1 fees and extraordinary expenses) to 2.00% of the Fund’s average annual net assets until March 31, 2015.  Effective

Semi-Annual Report | March 31, 2015	27

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

April 1, 2015, the Adviser will further reduce the fees payable to it as noted above to 1.70% of the Fund’s average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover expenses on a class-by-class basis expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

For the six-month period ended March 31, 2015, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed by Adviser
Investor Class	$(51,321)
Institutional Class	(81,277)
TOTAL	$(132,598)

As of March 31, 2015, the balances of recoupable expenses for each class were as follows:

	Expiring in 2016	Expiring in 2017	Expiring in 2018
Investor Class	(79,516)	(92,011)	(51,321)
Institutional Class	(88,889)	(125,422)	(81,277)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations.  The Fund’s administration fee is accrued on a daily basis and paid on a monthly basis following the end of the month. The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act under a Chief Compliance Officer Services Agreement. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

28	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2015 (Unaudited)

Principal Financial Officer: ALPS receives an annual fee for providing Principal Financial Officer services to the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. The Plan allows the Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Fund, if any, as their funding medium and for related expenses.  The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Investor Class shares, if any, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

7. TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2015	29

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-254-6467, or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-254-6467 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AGREEMENT

On November 20, 2014, the Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”) in accordance with Section 15(c) of the 1940 Act.  The Independent Trustees met with independent legal counsel during executive session and discussed the Advisory Agreement and other related materials.

In renewing and approving the Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

Investment Advisory Fee Rate:  The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Fund, to the Adviser of 1.50% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services to be provided by the Adviser to the Fund.

The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses (net of waivers) with those of funds in both the relevant expense group and universe of funds provided by an independent provider of investment company data.  The Trustees noted the following:  (i) the Fund’s Investor Class total expense ratio of 2.25% is within the range for the expense group of 1.60% to 3.84%, above the expense group median of 1.92%, within the range for the expense universe of 1.07% to 3.84% and above the expense universe median of 1.78%; and (ii) the Fund’s Institutional Class total expense ratio of 2.00% is within the range for the expense group of 1.25% to 3.59%, above the expense group median of 1.60%, within the range for the expense universe of 0.89% to 3.59% and above the expense universe median of 1.52%.  After consideration, the Trustees further determined that the contractual annual advisory fee of 1.50% of the Fund and the total expense ratio of 2.25% for the

30	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2015 (Unaudited)

Fund’s Investor Class and 2.00% for the Fund’s Institutional Class, taking into account the contractual fee waiver in place, is comparable to others within the Fund’s peer group and universe.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement:  The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.  The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by the Adviser and its affiliated entities.  The Trustees also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s insider trading policies and procedures and its Code of Ethics.

Performance:  The Trustees reviewed performance information for the Investor Class and Institutional Class of the Fund for the one-year and year-to-date periods ended September 30, 2014.  That review included a comparison of the Fund’s performance to the performance of a universe of comparable funds selected by an independent provider of investment company data.  The Trustees noted the performance of the Fund was generally above its peer universe median for the most recent one-year period.  The Trustees also considered the Adviser’s discussion of the top contributors to and detractors from the Fund’s performance results, as well as the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

The Adviser’s Profitability: The Trustees received and considered a profitability analysis prepared by the Adviser based on the fees payable under the Advisory Agreement.  The Trustees considered the profits, if any, that have been realized or are anticipated to be realized by the Adviser in connection with the operation of the Fund.  The Trustees also reviewed the unaudited financial statements for the Adviser for its fiscal year ended December 31, 2013, as well as for the year-to-date period ended September 30, 2014.

Economies of Scale:  The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the proposed Advisory Agreement.

Semi-Annual Report | March 31, 2015	31

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2015 (Unaudited)

Other Benefits to the Adviser:  The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund, noting that the Adviser does not use soft dollars and does not have any soft-dollar arrangements.

The Board summarized its deliberations with respect to the proposed renewal of the Advisory Agreement with the Adviser.  In selecting the Adviser as the Fund’s investment adviser and determining to renew the Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was determinative.  Further, the Board noted that the Independent Trustees were advised by separate independent legal counsel throughout the process.  The Trustees, including all of the Independent Trustees, concluded that:

•	the contractual annual advisory fees of 1.50% of the Fund’s daily average net assets paid to the Adviser under the Advisory Agreement and the total expense ratios outlined above for the Fund, continue to be fair to the Fund’s shareholders;

•	the nature, extent and quality of services to be rendered by the Adviser under the Advisory Agreement were adequate;

•	the performance history of the Fund was short in that the Fund did not have a three-year track record, and generally better than the performance of the funds in its FUSE peer universe for the most recent one-year period;

•	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to the Adviser’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Fund;

•	the terms and provisions of the fee waiver letter agreement between the Trust, on behalf of the Fund, and the Adviser, were not unreasonable;

•	the profit, if any, anticipated to be realized by the Adviser in connection with the operation of the Fund was not unreasonable to the Fund, noting that the Adviser had not realized a profit and did not expect to realize any future profits in connection with the operation of the Fund in 2014 or 2015; and

•	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

32	www.cogniosfunds.com

Must be accompanied or preceded by a prospectus.

The Cognios Market Neutral Large Cap Fund is distributed by ALPS Distributors, Inc.

Crystal Strategy FAMILY OF FUNDS

Semi-Annual Report

3.31.15

Crystal Strategy Absolute Income Fund

Crystal Strategy Absolute Return Fund

Crystal Strategy Absolute Return Plus Fund

Brinker Capital

Shareholder Letter	1
Portfolio Update	4
Disclosure of Fund Expenses	13
Portfolio of Investments	16
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	36
Notes to Financial Statements	54
Additional Information	72

Crystal Strategy Family of Funds	Shareholder Letter

March 31, 2015 (Unaudited)

Dear Investors,

In our September 30, 2014 letter, we wrote that we were optimistic as we looked towards 2015.  At the risk of reiterating a rather contradictory statement, our optimism was rooted in a somewhat pessimistic view that markets would exhibit more volatility going forward, which we felt would provide us with more investible opportunities.  Since our last writing, the Federal Reserve has ended its Quantitative Easing program.  Oil has decreased -47.5%.  The U.S. Dollar and Long-Term U.S. Treasuries have increased 14.0% and 13.9%, respectively.  Expectations for 2015 earnings growth have declined nearly 70%, from 8.3% to 2.5%.  Yet, U.S. equities managed to eke out a small gain, and market implied volatility for the S&P 500¹ has remained muted.  So while 2015 is far from over, to date, we would give our outlook partial credit for being correct on higher volatility, but still unfulfilled when it comes to greater price swings for U.S. stocks in particular.  Fortunately for Crystal investors, we are not limited to investing strictly in U.S. equities and we remain globally diversified across many strategies and countries.

Over the past few months, our allocations outside of domestic equities have resulted in our more favorable risk adjusted performance.  Across all three of our funds, our exposure to longer-dated U.S. Treasuries was one of the largest contributors to performance.  While our initial thesis for adding the long bond to portfolios was to serve as a more effective hedge (versus shorting equities in a trending market), we entered the position as mounting pressures of deflation were pushing bond prices higher.  Thus, while our exposure to long-term U.S. Treasuries served its purpose as a hedge against equity volatility, we ultimately experienced a larger and faster gain in this position than we had originally expected.  We took advantage of this excessive strength to exit the position by the end of the quarter.  In addition to our exposure in Fixed Income, our international equity exposure was also a large contributor to recent performance; principally for the Crystal Absolute Return and Crystal Absolute Return Plus Funds.  Strong results out of the Chinese A-Share² market, Germany, India, and Japan all helped contribute to portfolio performance.  Additionally, our currency hedges to the Germany and Japan positions helped us realize the full potential of these gains given the sharp upward move in the U.S. Dollar.  As valuations in the U.S. have reached a point that is less compelling than history would suggest, we have continued to rotate our equity exposure away from the United States and more towards some of the more notable mentions above.  Our timing of entry has been favorable and we were fortunate that the initial results were strong.  Yet, we also believe that the relative underperformance of the United States could persist for a while.  Thus, we remain positive on international equities.

As we look forward to the rest of the year, little has changed in the way of our outlook.  Rich valuations, less easing of monetary policy, a stronger dollar, slow economic growth, and stalling earnings are all headwinds for U.S. stocks.  While many of these concerns can be overcome, in aggregate they represent a headwind.  We believe future returns in US stocks will be less robust than recent strong gains of the last several years.  Additionally, we believe returns will come with a higher volatility as well.  Today, we remain positioned with a barbell approach.  On one end of the barbell, we have strategies with reliable cash flow and yield where we are paid to wait out higher

Semi-Annual Report | March 31, 2015	1

Crystal Strategy Family of Funds	Shareholder Letter

March 31, 2015 (Unaudited)

equity volatility.  We believe these strategies can post returns equivalent to or higher than U.S. equities, but with far less volatility.  On the other end of the barbell, we have exposures in higher conviction equities, predominately outside of the United States.  We expect that as investors continue to seek out better valuations and higher returns outside the U.S., many of these exposures will continue to benefit.  Put together, we believe our portfolio can post solid risk adjusted returns, but also with less correlation than traditional equity investments.

Crystal Strategy Absolute Income Fund Performance Review
Driven by strong performance on both the long and short side of the portfolio, returns for the Crystal Absolute Income Fund were strong with the Institutional share class finishing up 1.89% over the past six months.  On the long side of the portfolio, diversified ETF positons in Germany and the China A-Share market helped drive capital appreciation, despite their lower relative contribution to our yield.  We also saw good performance from our position in Zurich Insurance Group, thanks in part to a higher Swiss Franc.  Separately, due to a strong U.S. Dollar and lower oil prices, short positions in Canada, Brazil, and Emerging Markets contributed to performance as those markets came under pressure.  Outside of International Equities, we also saw good performance in a number of our REIT holdings including Colony Capital, Starwood Property and NorthStar Realty Finance.  Detracting from performance were our large cap U.S. equity hedges in the S&P 500 and QQQ.  We also had very minor exposure to select Energy E&P (Exploration and Production) companies and MLP Pipelines which detracted from performance.  Heading into April, we remain overweight to International Equities and we remain focused on strategies with consistent and stable yields.

Crystal Strategy Absolute Return Fund Performance Review
Performance for the Crystal Absolute Return Fund was largely flat over the past six months with the Institutional share class finishing down -0.27%.  We saw strong performance predominantly out of our international equity exposure.  Positions in the China A-Share market, hedged currency Japanese equities, and hedged-currency German equities were our largest contributors to performance on the long side.  We also saw strong outperformance in a number of our short positions including Canada, Brazil, and Emerging Markets.  However, the outperformance in International Equities was more than offset by underperformance in our U.S. Domestic Equity asset class.  Short positions in the S&P 500 and QQQ worked against us and were the biggest detractors to overall performance.  We also experienced some weakness in some of our smaller positions such as CEMEX, MLPs, Goldminers, and Frontier Markets.  Currently, we remain positioned with a slight tilt towards equities with the bulk of our net exposure being focused the international side.

Crystal Strategy Absolute Return Plus Fund Performance Review
Similar to the Crystal Absolute Return Fund, the Plus Fund was slightly negative over the prior six months with the Institutional share class finishing down -0.33%.   Given the larger exposures in the Crystal Absolute Return Plus Fund, our major contributors and detractors were identical to the Crystal Absolute Return Fund.  International equities was the largest contributor to performance

2	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Shareholder Letter

March 31, 2015 (Unaudited)

with our positions in the China A-Share Market, hedged currency Japanese equities, and hedged currency German equities being our largest contributors.  Similarly, short positions in Emerging Markets, Canada, and Brazil also contributed to performance as well.  Detracting from performance were short positions and hedges within U.S Domestic Equities as well as certain satellite positions in names such as CEMEX, MLPs, Goldminers, and Frontier Markets.  We are currently positioned with a moderate tilt towards equities, but with the majority of our net long exposure towards international markets.

Sincerely,

The Crystal Strategy Funds Portfolio Management Team

¹	S&P 500 - An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.
²	Chinese A-Shares - Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange. A-shares are generally only available for purchase by mainland citizens; foreign investment is only allowed through a tightly-regulated structure known as the Qualified Foreign Institutional Investor (QFII) system.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

The Crystal Strategy Family of Funds is subject to investment risks, including possible loss of the principal amount invested and therefore are not suitable for all investors. The Funds may not achieve their objectives. Diversification does not ensure a profit or guarantee against loss.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Semi-Annual Report | March 31, 2015	3

Crystal Strategy Absolute Income Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance (as of March 31, 2015)

	Three Months	Six Months	One Year	Since Inception*
Crystal Strategy Absolute Income Fund - A NAV	2.32%	1.78%	2.91%	2.90%
Crystal Strategy Absolute Income Fund - A MOP	-3.33%	-3.85%	-2.78%	-1.64%
Crystal Strategy Absolute Income Fund - I	2.32%	1.89%	2.96%	3.02%
Crystal Strategy Absolute Income Fund - R	2.23%	1.63%	2.49%	2.56%
HFRX Global Hedge Fund Index(a)	2.06%	0.28%	0.36%	1.31%
US CPI Urban Consumers NSA(b)	0.56%	-0.80%	-0.07%	1.05%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 572-1722 or by visiting www.crystalstrategyfunds.com.

*	The Fund’s inception date is December 30, 2013.
(a)	HFRX Global Hedge Fund Index (USD): The Fund’s investment adviser uses the HFRX Global Hedge Fund Index as a performance reference point because it is designed to be representative of the overall composition of the hedge fund universe. Such index will have a different level of volatility than the actual investment portfolio.
(b)	US CPI (Consumer Price Index) Urban Consumers NSA: Published by the Bureau of Labor Statistics in the Department of Labor, the CPI is a widely used cost-of-living benchmark that measures the price of a fixed basket of goods purchased by a typical consumer.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A, Class I and Class R shares (as reported in the January 28, 2015 Prospectus) are 13.61% and 1.66%, 15.07% and 1.41%, and 49.27% and 1.91%, respectively.

4	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund	Portfolio Update

March 31, 2015 (Unaudited)
Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Long Holdings (as a % of Net Assets)*

DoubleLine Total Return Bond Fund - Institutional Class	12.10%
Vanguard Short-Term Bond ETF	8.49%
SPDR Barclays High Yield Bond ETF	6.24%
DoubleLine Income Solutions Fund	5.55%
Forward Select Income Fund - Institutional Class	4.95%
ProShares® Short Real Estate	4.45%
Starwood Property Trust, Inc. - REIT	4.39%
NorthStar Realty Finance Corp. - REIT	4.39%
AllianceBernstein Income Fund, Inc.	4.20%
RiverPark Strategic Income Fund - Institutional Class	3.52%
58.28%

*	Holdings are subject to change, excludes cash and cash equivalents.

Semi-Annual Report | March 31, 2015	5

Crystal Strategy Absolute Income Fund	Portfolio Update

March 31, 2015 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Exchange-Traded Funds (Long)	26.29%
Open-End Mutual Funds	22.93%
Financials	22.76%
Closed-End Mutual Funds	13.17%
Master Limited Partnerships	5.35%
Energy	0.96%
Exchange-Traded Funds (Short)	-15.48%
Cash, Cash Equivalents, & Other Net Assets	24.02%
100.00%

*	Holdings are subject to change.

6	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance (as of March 31, 2015)

	Three Months	Six Months	One Year	Since Inception*
Crystal Strategy Absolute Return Fund - A NAV	0.53%	-0.53%	-3.35%	-3.63%
Crystal Strategy Absolute Return Fund - A MOP	-5.03%	-6.02%	-8.71%	-7.88%
Crystal Strategy Absolute Return Fund - I	0.64%	-0.27%	-2.90%	-3.19%
Crystal Strategy Absolute Return Fund - R	0.53%	-0.50%	-3.52%	-3.77%
HFRX Global Hedge Fund Index(a)	2.06%	0.28%	0.36%	1.31%
US CPI Urban Consumers NSA(b)	0.56%	-0.80%	-0.07%	1.05%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 572-1722 or by visiting www.crystalstrategyfunds.com.

*	The Fund’s inception date is December 30, 2013.
(a)	HFRX Global Hedge Fund Index (USD): The Fund’s investment adviser uses the HFRX Global Hedge Fund Index as a performance reference point because it is designed to be representative of the overall composition of the hedge fund universe. Such index will have a different level of volatility than the actual investment portfolio.
(b)	US CPI (Consumer Price Index) Urban Consumers NSA: Published by the Bureau of Labor Statistics in the Department of Labor, the CPI is a widely used cost-of-living benchmark that measures the price of a fixed basket of goods purchased by a typical consumer.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A, Class I and Class R shares (as reported in the January 28, 2015 Prospectus) are 11.42% and 1.83%, 14.45% and 1.58%, and 24.48% and 2.08%, respectively.

Semi-Annual Report | March 31, 2015	7

Crystal Strategy Absolute Return Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Long Holdings (as a % of Net Assets)*

SPDR Barclays High Yield Bond ETF	5.59%
WisdomTree® Japan Hedged Equity Fund	3.32%
iShares® India 50 ETF	3.24%
AllianceBernstein Income Fund, Inc.	2.98%
Huntington Bancshares, Inc.	2.44%
Morgan Stanley China Fund, Inc. - Class A	2.43%
iShares MSCI Italy Capped ETF	2.34%
iShares® Currency Hedged MSCI Germany ETF	2.22%
Bogle Investment Management Small Cap Growth Fund -Institutional Class	2.21%
Lazard, Ltd. - Class A	2.10%
28.87%

*	Holdings are subject to change, excludes cash and cash equivalents.

8	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund	Portfolio Update

March 31, 2015 (Unaudited)
Sector Allocation (as a % of Net Assets)*

Exchange-Traded Funds (Long)	30.38%
Financials	9.34%
Open-End Mutual Funds	9.25%
Closed-End Mutual Funds	8.75%
Master Limited Partnerships	4.92%
Energy	1.96%
Communications	1.77%
Consumer Non-cyclical	0.67%
Technology	0.54%
Purchased Option Contracts	0.18%
Exchange-Traded Funds (Short)	-17.59%
Cash, Cash Equivalents, & Other Net Assets	49.83%
100.00%

*	Holdings are subject to change.

Semi-Annual Report | March 31, 2015	9

Crystal Strategy Absolute Return Plus Fund	Portfolio Update

March 31, 2015 (Unaudited)
Performance (as of March 31, 2015)

	Three Months	Six Months	One Year	Since Inception*
Crystal Strategy Absolute Return Plus Fund - A - NAV	0.32%	-0.50%	-3.74%	-4.25%
Crystal Strategy Absolute Return Plus Fund - A - MOP	-5.18%	-5.93%	-9.01%	-8.47%
Crystal Strategy Absolute Return Plus Fund - I	0.43%	-0.33%	-3.37%	-3.96%
Crystal Strategy Absolute Return Plus Fund - R	0.22%	-0.65%	-3.99%	-4.45%
HFRX Global Hedge Fund Index(a)	2.06%	0.28%	0.36%	1.31%
US CPI Urban Consumers NSA(b)	0.56%	-0.80%	-0.07%	1.05%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 572-1722 or by visiting www.crystalstrategyfunds.com.

*	The Fund’s inception date is December 30, 2013.
(a)	HFRX Global Hedge Fund Index (USD): The Fund’s investment adviser uses the HFRX Global Hedge Fund Index as a performance reference point because it is designed to be representative of the overall composition of the hedge fund universe. Such index will have a different level of volatility than the actual investment portfolio.
(b)	US CPI (Consumer Price Index) Urban Consumers NSA: Published by the Bureau of Labor Statistics in the Department of Labor, the CPI is a widely used cost-of-living benchmark that measures the price of a fixed basket of goods purchased by a typical consumer.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A, Class I and Class R shares (as reported in the January 28, 2015 Prospectus) are 9.45% and 1.93%, 9.45% and 1.68%, and 15.30% and 2.18%, respectively.

10	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund	Portfolio Update

March 31, 2015 (Unaudited)
Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Long Holdings (as a % of Net Assets)*

SPDR Barclays High Yield Bond ETF	9.28%
AllianceBernstein Income Fund, Inc.	6.68%
iShares® India 50 ETF	6.00%
WisdomTree® Japan Hedged Equity Fund	5.22%
Morgan Stanley China Fund, Inc. - Class A	4.35%
iShares® Currency Hedged MSCI Germany ETF	4.29%
iShares MSCI Italy Capped ETF	4.10%
Huntington Bancshares, Inc.	4.09%
ING Groep NV - Sponsored ADR	3.69%
Bogle Investment Management Small Cap Growth Fund - Institutional Class	3.68%
51.38%

*	Holdings are subject to change, excludes cash and cash equivalents.

Semi-Annual Report | March 31, 2015	11

Crystal Strategy Absolute Return Plus Fund	Portfolio Update

March 31, 2015 (Unaudited)
Sector Allocation (as a % of Net Assets)*

Exchange-Traded Funds (Long)	50.11%
Open-End Mutual Funds	16.71%
Financials	16.63%
Closed-End Mutual Funds	16.49%
Master Limited Partnerships	8.57%
Energy	3.20%
Communications	2.95%
Consumer Non-cyclical	1.54%
Technology	1.24%
Purchased Option Contracts	0.23%
Exchange-Traded Funds (Short)	-30.36%
Cash, Cash Equivalents, & Other Net Assets	12.69%
100.00%
*	Holdings are subject to change.

12	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)
Examples. As a shareholder of the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund or the Crystal Strategy Absolute Return Plus Fund (the “Funds”), you will incur two types of costs: (1) transaction costs, including sales charges on purchase payments and applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held until March 31, 2015.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each class in the table under the heading “Expenses Paid During Period October 1, 2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line under each class in the tables below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2015	13

Crystal Strategy Family of Funds	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)
	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Ratio(a)	Expenses Paid During Period October 1, 2014 - March 31, 2015(b)
Crystal Strategy Absolute Income Fund
Class A
Actual	$1,000.00	$1,017.80	1.71%	$8.60
Hypothetical (5% return before expenses)	$1,000.00	$1,016.40	1.71%	$8.60
Class I
Actual	$1,000.00	$1,018.90	1.46%	$7.35
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	1.46%	$7.34
Class R
Actual	$1,000.00	$1,016.30	1.96%	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	1.96%	$9.85

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Ratio(a)	Expenses Paid During Period October 1, 2014 - March 31, 2015(b)
Crystal Strategy Absolute Return Fund
Class A
Actual	$1,000.00	$994.70	1.83%	$9.10
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	1.83%	$9.20
Class I
Actual	$1,000.00	$996.20	1.58%	$7.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	1.58%	$7.95
Class R
Actual	$1,000.00	$995.00	2.08%	$10.35
Hypothetical (5% return before expenses)	$1,000.00	$1,014.56	2.08%	$10.45

14	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)
				Expenses Paid
	Beginning	Ending		During Period
	Account Value	Account Value	Expense	October 1, 2014 -
	October 1, 2014	March 31, 2015	Ratio(a)	March 31, 2015(b)
Crystal Strategy Absolute Return Plus Fund
Class A
Actual	$1,000.00	$995.00	2.04%	$10.15
Hypothetical (5% return before expenses)	$1,000.00	$1,014.76	2.04%	$10.25
Class I
Actual	$1,000.00	$995.60	1.79%	$8.91
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	1.79%	$9.00
Class R
Actual	$1,000.00	$993.50	2.29%	$11.38
Hypothetical (5% return before expenses)	$1,000.00	$1,013.51	2.29%	$11.50

(a)
The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half- year expenses. Expense ratios excluding interest expense and dividends paid on borrowed securities are disclosed in the financial highlights.

(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2015	15

Crystal Strategy Absolute Income Fund	Portfolio of Investments
March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED‐END MUTUAL FUNDS (13.17%)
AllianceBernstein Income Fund, Inc.	33,035	$255,030
DoubleLine Income Solutions Fund(a)	16,970	336,855
Morgan Stanley China Fund, Inc. ‐ Class A(a)	2,565	84,440
Tortoise MLP Fund, Inc.	5,100	122,706

TOTAL CLOSED‐END MUTUAL FUNDS (Cost $797,084)		799,031

COMMON STOCKS (23.72%)
Energy (0.96%)
Phillips 66 Partners LP	825	58,303

Financials (22.76%)
Ares Capital Corp.	3,135	53,828
Colony Financial, Inc. ‐ REIT(a)	8,015	207,749
Hercules Technology Growth Capital, Inc.	3,485	46,978
Huntington Bancshares, Inc.	11,155	123,263
ICICI Bank, Ltd. ‐ Sponsored ADR(a)	7,055	73,090
ING Groep NV ‐ Sponsored ADR(b)	12,650	184,816
NorthStar Realty Finance Corp. ‐ REIT(a)	14,695	266,273
Outfront Media, Inc. ‐ REIT	2,641	79,019
Starwood Property Trust, Inc. ‐ REIT(a)	10,970	266,571
Zurich Insurance Group AG ‐ ADR	2,360	79,638

Total Financials		1,381,225

TOTAL COMMON STOCKS (Cost $1,385,169)		1,439,528

EXCHANGE‐TRADED FUNDS (26.29%)
iShares® Currency Hedged MSCI Germany ETF	5,075	144,840
iShares® MSCI Italy Capped ETF	7,400	109,520
PowerShares® Global Listed Private Equity Portfolio(a)	10,299	116,379
ProShares® Short Real Estate(b)	13,910	270,132
SPDR® Barclays High Yield Bond ETF	9,650	378,473
Vanguard® Short‐Term Bond ETF	6,400	515,328

See Notes to Financial Statements.

16	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund	Portfolio of Investments
March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE‐TRADED FUNDS (26.29%) (continued)
WisdomTree® Japan Hedged Real Estate Fund(a)	2,170	$60,543

TOTAL EXCHANGE‐TRADED FUNDS (Cost $1,591,023)		1,595,215

MASTER LIMITED PARTNERSHIPS (5.35%)

Apollo Global Management LLC ‐ Class A(a)	540	11,664
Blackstone Group LP(a)	2,370	92,169
Carlyle Group LP(a)	885	23,983
KKR & Co. LP(a)	855	19,503
Lazard, Ltd. ‐ Class A(a)	2,230	117,276
Oaktree Capital Group LLC(a)	1,165	60,184

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $314,311)		324,779

OPEN‐END MUTUAL FUNDS (22.93%)
DoubleLine Total Return Bond Fund ‐ Institutional Class	66,485	733,991
Driehaus Active Income Fund ‐ Retail Class	8,130	84,957
Forward Select Income Fund ‐ Institutional Class	11,567	300,273
Goldman Sachs Strategic Income Fund ‐ Institutional Class	5,819	58,539
RiverPark Strategic Income Fund ‐ Institutional Class	21,276	213,614

TOTAL OPEN‐END MUTUAL FUNDS (Cost $1,394,331)		1,391,374

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	17

Crystal Strategy Absolute Income Fund	Portfolio of Investments
March 31, 2015 (Unaudited)

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (9.94%)
Money Market Fund (9.94%)
Fidelity Institutional Money Market Portfolio	0.09830%	603,024	$603,024

TOTAL SHORT TERM INVESTMENTS (Cost $603,024)			603,024

TOTAL INVESTMENTS (101.40%) (Cost $6,084,942)			$6,152,951

SECURITIES SOLD SHORT (‐15.48%) (Proceeds $952,607)			(938,993)

Other Assets in Excess of Liabilities (14.08%)			853,833

NET ASSETS (100.00%)			$6,067,791

(a)      Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2015, the aggregate market value of those securities was $1,366,839, which represents approximately 22.53% of the Fund’s net assets.
(b)     Non-income producing security.

		Value
	Shares	(Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
EXCHANGE‐TRADED FUNDS (‐15.48%)
Financial Select Sector SPDR® Fund	(5,350)	$(128,989)
Industrial Select Sector SPDR® Fund	(2,255)	(125,761)
iShares® MSCI Brazil Capped ETF	(3,790)	(118,892)
iShares® MSCI Canada ETF	(5,450)	(148,131)
iShares® MSCI South Africa ETF	(1,330)	(89,137)
iShares® MSCI Turkey ETF	(1,910)	(88,624)
SPDR® S&P 500® ETF Trust	(1,160)	(239,459)
TOTAL EXCHANGE‐TRADED FUNDS (Proceeds $952,607)		(938,993)

TOTAL SECURITIES SOLD SHORT (‐15.48%) (Proceeds $952,607)		$(938,993)

See Notes to Financial Statements.

18	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund	Portfolio of Investments
March 31, 2015 (Unaudited)

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF - Exchange-Traded Fund.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
MLP - Master Limited Partnership.
MSCI - Morgan Stanley Capital International.
REIT - Real Estate Investment Trust.
S&P - Standard & Poor’s.
SPDR - Standard & Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	19

Crystal Strategy Absolute Return Fund	Portfolio of Investments
March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED‐END MUTUAL FUNDS (8.75%)
AllianceBernstein Income Fund, Inc.	28,490	$219,943
DoubleLine Income Solutions Fund(a)	5,050	100,243
Morgan Stanley China Fund, Inc. ‐ Class A(a)	5,445	179,249
Tortoise MLP Fund, Inc.	6,055	145,683

TOTAL CLOSED‐END MUTUAL FUNDS (Cost $616,333)		645,118

COMMON STOCKS (14.28%)
Communications (1.77%)
FireEye, Inc.(b)	1,655	64,959
SoftBank Corp., Unsponsored ADR	2,255	65,564

Total Communications		130,523

Consumer Non‐cyclical (0.67%)
Odyssey Marine Exploration, Inc.(a)(b)	70,410	49,287

Energy (1.96%)
Phillips 66 Partners LP	985	69,610
SolarCity Corp.(b)	1,460	74,869

Total Energy		144,479

Financials (9.34%)
Huntington Bancshares, Inc.(a)	16,295	180,060
ICICI Bank, Ltd. ‐ Sponsored ADR(a)	9,580	99,249
ING Groep NV ‐ Sponsored ADR(b)	9,840	143,762
NorthStar Realty Finance Corp. ‐ REIT(a)	4,740	85,889
Outfront Media, Inc. ‐ REIT	1,452	43,444
Starwood Property Trust, Inc. ‐ REIT(a)	5,585	135,715

Total Financials		688,119

Technology (0.54%)
Zayo Group Holdings, Inc.(b)	1,435	40,122

TOTAL COMMON STOCKS (Cost $1,040,858)		1,052,530

See Notes to Financial Statements.

20	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
		Value
	Shares	(Note 2)
EXCHANGE‐TRADED FUNDS (30.38%)
First Trust NASDAQ Technology Dividend Index Fund(a)	5,710	$153,770
Global X Guru Index ETF(a)	3,525	92,496
Guggenheim Insider Sentiment ETF(a)	1,485	73,626
Guggenheim Spin‐Off ETF(a)	2,190	104,047
iShares® Currency Hedged MSCI Germany ETF	5,735	163,677
iShares® Gold Trust(a)(b)	8,145	93,260
iShares® India 50 ETF	7,610	238,498
iShares® MSCI Frontier 100 ETF(a)	1,860	55,317
iShares® MSCI Italy Capped ETF	11,650	172,420
Market Vectors® Semiconductor ETF(a)	2,109	116,628
PowerShares® Deutsche Bank U.S. Dollar Index Bullish Fund(b)	3,910	101,269
PowerShares® Global Listed Private Equity Portfolio(a)	13,020	147,126
SPDR® Barclays High Yield Bond ETF	10,515	412,398
WisdomTree® Japan Hedged Equity Fund(a)	4,435	244,457
WisdomTree® Japan Hedged Real Estate Fund(a)	2,540	70,866

TOTAL EXCHANGE‐TRADED FUNDS (Cost $2,187,455)		2,239,855

MASTER LIMITED PARTNERSHIPS (4.92%)
Apollo Global Management LLC ‐ Class A(a)	685	14,796
Blackstone Group LP(a)	1,775	69,030
Carlyle Group LP(a)	960	26,016
KKR & Co. LP(a)	875	19,959
Lazard, Ltd. ‐ Class A(a)	2,945	154,877
Oaktree Capital Group LLC(a)	1,510	78,007

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $356,743)		362,685

OPEN‐END MUTUAL FUNDS (9.25%)
Absolute Opportunities Fund ‐ Institutional Class	2,846	28,232
ASG Global Alternatives Fund ‐ Institutional Class	3,811	45,429

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	21

Crystal Strategy Absolute Return Fund	Portfolio of Investments
March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
OPEN‐END MUTUAL FUNDS (9.25%) (continued)
ASG Managed Futures Strategy Fund ‐ Institutional Class	3,915	$48,154
Aston/River Road Long‐Short Fund ‐ Institutional Class	3,601	41,268
Bogle Investment Management Small Cap Growth Fund ‐Institutional Class	4,945	163,221
DoubleLine Total Return Bond Fund ‐ Institutional Class	9,293	102,590
Goldman Sachs Strategic Income Fund ‐ Institutional Class	4,108	41,324
MainStay Marketfield Fund ‐Institutional Class(b)	3,685	59,738
Whitebox Tactical Opportunities Fund ‐ Institutional Class	6,807	79,577
William Blair Macro Allocation Fund ‐ Institutional Class	5,611	72,556

TOTAL OPEN‐END MUTUAL FUNDS(Cost $702,982)		682,089

	Expiration			Value
	Date	Strike Price	Contracts	(Note 2)
PURCHASED OPTIONS (0.18%)
Put Options Purchased (0.18%)
SPDR® S&P 500® ETF Trust(b)	09/18/2015	185	35	13,300

TOTAL PURCHASED OPTIONS (Cost $11,187)				13,300

		7-Day		Value
		Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (29.65%)
Money Market Fund (29.65%)
Fidelity Institutional Money Market Portfolio		0.09830%	2,185,918	2,185,918

TOTAL SHORT TERM INVESTMENTS (Cost $2,185,918)				2,185,918
See Notes to Financial Statements.

22	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
Value
(Note 2)
TOTAL INVESTMENTS (97.41%) (Cost $7,101,476)	$7,181,495

SECURITIES SOLD SHORT (‐17.59%) (Proceeds $1,293,154)	(1,296,790)

Other Assets In Excess Of Liabilities (20.18%)	1,487,392

NET ASSETS (100.00%)	$7,372,097

(a)
Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2015, the aggregate market value of those securities was $1,726,610, which represents approximately 23.42% of the Fund’s net assets.

(b)	Non-income producing security.

		Value
	Shares	(Note 2)
SCHEDULE OF SECURITIES SOLD SHORT EXCHANGE‐TRADED FUNDS (‐17.59%)
Financial Select Sector SPDR® Fund	(5,665)	$(136,583)
Industrial Select Sector SPDR® Fund	(2,340)	(130,502)
iShares® MSCI Brazil Capped ETF	(3,380)	(106,031)
iShares® MSCI Canada ETF	(3,885)	(105,594)
iShares® MSCI Emerging Markets ETF	(4,475)	(179,582)
iShares® MSCI South Africa ETF	(1,055)	(70,706)
iShares® MSCI Turkey ETF	(1,515)	(70,296)
SPDR® S&P 500® ETF Trust	(2,410)	(497,496)
TOTAL EXCHANGE‐TRADED FUNDS (Proceeds $1,293,154)		(1,296,790)

TOTAL SECURITIES SOLD SHORT (‐17.59%) (Proceeds $1,293,154)		$(1,296,790)

Common Abbreviations:
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
MLP - Master Limited Partnership.
MSCI - Morgan Stanley Capital International.
REIT - Real Estate Investment Trust.
S&P - Standard & Poor’s.
SPDR - Standard & Poor’s Depositary Receipt.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	23

Crystal Strategy Absolute Return Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)
See Notes to Financial Statements.

24	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
		Value
	Shares	(Note 2)
CLOSED‐END MUTUAL FUNDS (16.49%)
AllianceBernstein Income Fund, Inc.	42,925	$331,381
DoubleLine Income Solutions Fund(a)	5,850	116,122
Morgan Stanley China Fund, Inc. ‐ Class A(a)	6,555	215,791
Tortoise MLP Fund, Inc.	6,425	154,586

TOTAL CLOSED‐END MUTUAL FUNDS (Cost $770,623)		817,880

COMMON STOCKS (25.56%)
Communications (2.95%)
FireEye, Inc.(a)(b)	1,865	73,201
SoftBank Corp., Unsponsored ADR(a)	2,515	73,124

Total Communications		146,325

Consumer Non‐cyclical (1.54%)
Odyssey Marine Exploration, Inc.(a)(b)	109,450	76,615

Energy (3.20%)
Phillips 66 Partners LP	1,100	77,737
SolarCity Corp.(b)	1,575	80,766

Total Energy		158,503

Financials (16.63%)
Huntington Bancshares, Inc.(a)	18,370	202,988
ICICI Bank, Ltd. ‐ Sponsored ADR(a)	11,535	119,503
ING Groep NV ‐ Sponsored ADR(a)(b)	12,530	183,063
NorthStar Realty Finance Corp. ‐ REIT(a)	6,385	115,696
Outfront Media, Inc. ‐ REIT	1,407	42,097
Starwood Property Trust, Inc. ‐ REIT(a)	6,645	161,474

Total Financials		824,821

Technology (1.24%)
Zayo Group Holdings, Inc.(b)	2,205	61,652

TOTAL COMMON STOCKS (Cost $1,281,108)		1,267,916

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	25

Crystal Strategy Absolute Return Plus Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
		Value
	Shares	(Note 2)
EXCHANGE‐TRADED FUNDS (50.11%)
First Trust NASDAQ Technology Dividend Index Fund(a)	5,275	$142,056
Global X Guru Index ETF(a)	3,988	104,645
Guggenheim Insider Sentiment ETF(a)	1,625	80,567
Guggenheim Spin‐Off ETF(a)	1,730	82,192
iShares® Currency Hedged MSCI Germany ETF	7,450	212,623
iShares® Gold Trust(a)(b)	9,530	109,118
iShares® India 50 ETF(a)	9,495	297,573
iShares® MSCI Frontier 100 ETF(a)	1,740	51,748
iShares® MSCI Italy Capped ETF	13,735	203,278
Market Vectors® Semiconductor ETF(a)	2,315	128,020
PowerShares® Deutsche Bank U.S. Dollar Index Bullish Fund(b)	5,255	136,105
PowerShares® Global Listed Private Equity Portfolio(a)	11,750	132,775
SPDR® Barclays High Yield Bond ETF	11,735	460,247
WisdomTree® Japan Hedged Equity Fund(a)	4,700	259,064
WisdomTree® Japan Hedged Real Estate Fund(a)	3,050	85,095

TOTAL EXCHANGE‐TRADED FUNDS (Cost $2,436,562)		2,485,106

MASTER LIMITED PARTNERSHIPS (8.57%)
Apollo Global Management LLC ‐ Class A(a)	750	16,200
Blackstone Group LP(a)	2,300	89,447
Carlyle Group LP(a)	1,784	48,346
KKR & Co. LP(a)	1,395	31,820
Lazard, Ltd. ‐ Class A(a)	2,660	139,889
Oaktree Capital Group LLC(a)	1,919	99,136

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $427,150)		424,838

OPEN‐END MUTUAL FUNDS (16.71%)
Absolute Opportunities Fund ‐ Institutional Class	7,155	70,980
ASG Global Alternatives Fund ‐ Institutional Class	3,585	42,730

See Notes to Financial Statements.

26	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
		Value
	Shares	(Note 2)
OPEN‐END MUTUAL FUNDS (16.71%) (continued)
Aston/River Road Long‐Short Fund ‐ Institutional Class	6,853	$78,536
Bogle Investment Management Small Cap Growth Fund ‐Institutional Class	5,529	182,509
DoubleLine Total Return Bond Fund ‐ Institutional Class	14,508	160,164
Goldman Sachs Strategic Income Fund ‐Institutional Class	5,642	56,761
MainStay Marketfield Fund ‐ Institutional Class(b)	4,870	78,936
Whitebox Tactical Opportunities Fund ‐ Institutional Class	8,123	94,962
William Blair Macro Allocation Fund ‐ Institutional Class	4,883	63,139

TOTAL OPEN‐END MUTUAL FUNDS (Cost $872,119)		828,717

	Expiration			Value
	Date	Strike Price	Contracts	(Note 2)
PURCHASED OPTIONS (0.23%)
Put Options Purchased (0.23%)
SPDR® S&P 500® ETF Trust(b)	09/18/2015	185	30	11,400

TOTAL PURCHASED OPTIONS (Cost $9,589)				11,400

TOTAL INVESTMENTS (117.67%) (Cost $5,797,151)				$5,835,857

SECURITIES SOLD SHORT (‐30.36%) (Proceeds $1,512,625)				(1,505,593)

Other Assets in Excess of Liabilities (12.69%)				629,337

NET ASSETS (100.00%)				$4,959,601

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	27

Crystal Strategy Absolute Return Plus Fund	Portfolio of Investments
March 31, 2015 (Unaudited)
(a)      Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2015, the aggregate market value of those securities was $2,816,626, which represents approximately 56.79% of the Fund’s net assets.
(b)     Non-income producing security.
		Value
	Shares	(Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
EXCHANGE‐TRADED FUNDS (‐30.35%)
Financial Select Sector SPDR® Fund	(8,350)	$(201,319)
Industrial Select Sector SPDR® Fund	(3,605)	(201,051)
iShares® MSCI Brazil Capped ETF	(4,780)	(149,949)
iShares® MSCI Canada ETF	(5,495)	(149,354)
iShares® MSCI Emerging Markets ETF	(5,065)	(203,258)
iShares® MSCI South Africa ETF	(1,490)	(99,860)
iShares® MSCI Turkey ETF	(2,140)	(99,296)
SPDR® S&P 500® ETF Trust	(1,945)	(401,506)
TOTAL EXCHANGE‐TRADED FUNDS (Proceeds $1,512,625)		(1,505,593)

TOTAL SECURITIES SOLD SHORT (‐30.35%)(Proceeds $1,512,625)		$(1,505,593)

Common Abbreviations:
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
MLP - Master Limited Partnership.
MSCI - Morgan Stanley Capital International.
REIT - Real Estate Investment Trust.
S&P - Standard & Poor’s.
SPDR - Standard & Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

See Notes to Financial Statements.

28	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

	Crystal Strategy	Crystal Strategy	Crystal Strategy
	Absolute Income	Absolute Return	Absolute Return
	Fund	Fund	Plus Fund

ASSETS:
Investments, at value	$6,152,951	$7,181,495	$5,835,857
Deposit with broker for securities sold short (Note 2)	828,798	1,234,269	505,280
Receivable for investments sold	—	183,813	207,930
Receivable for shares sold	—	67,163	—
Receivable due from adviser	13,138	14,445	11,772
Dividends receivable	11,653	4,284	4,989
Prepaid assets	26,616	26,110	28,134
Total Assets	7,033,156	8,711,579	6,593,962

LIABILITIES:

Securities sold short (proceeds $952,607, $1,293,154 and $1,512,625)	938,993	1,296,790	1,505,593
Payable for shares redeemed	—	9,500	44,264
Payable for distribution and service fees	188	491	55
Payable to trustees	87	76	81
Payable to custodian due to overdraft	—	—	59,471
Payable to chief compliance officer	376	540	1,559
Accrued expenses and other liabilities	25,721	32,085	23,338
Total Liabilities	965,365	1,339,482	1,634,361
NET ASSETS	$6,067,791	$7,372,097	$4,959,601
NET ASSETS CONSIST OF:
Paid‐in capital (Note 6)	$6,058,050	$7,515,947	$5,234,147
Accumulated net investment income	43,897	39,992	61,264
Accumulated net realized loss on investments	(115,780)	(260,225)	(381,549)
Net unrealized appreciation on investments and securities sold short	81,624	76,383	45,739
NET ASSETS	$6,067,791	$7,372,097	$4,959,601

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	29

Crystal Strategy Family of Funds	Statements of Assets and Liabilities
March 31, 2015 (Unaudited)
	Crystal Strategy	Crystal Strategy	Crystal Strategy
	Absolute Income	Absolute Return	Absolute Return
	Fund	Fund	Plus Fund
INVESTMENTS, AT COST	$6,084,942	$7,101,476	$5,797,151
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share(a)	$10.16	$9.45	$9.33
Net Assets	$872,156	$1,850,414	$132,799
Shares of beneficial interest outstanding	85,878	195,808	14,234
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$10.75	$10.00	$9.87
Class I:
Net Asset Value, offering and redemption price per share	$10.16	$9.49	$9.35
Net Assets	$5,184,176	$5,285,240	$4,822,080
Shares of beneficial interest outstanding	510,149	556,797	515,661
Class R:
Net Asset Value, offering and redemption price per share	$10.08	$9.45	$9.31
Net Assets	$11,459	$236,443	$4,722
Shares of beneficial interest outstanding	1,137	25,032	507

(a)     Redemption price per share may be reduced for any applicable contingent deferred sales charge.  For a description of a possible sales charge, please see the Fund’s Prospectus.

See Notes to Financial Statements.

30	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Statements of Operations
For the Period Ended March 31, 2015 (Unaudited)

	Crystal Strategy	Crystal Strategy	Crystal Strategy
	Absolute Income	Absolute Return	Absolute Return
	Fund	Fund	Plus Fund
INVESTMENT INCOME:
Interest	$397	$561	$96
Dividends	130,028	145,270	177,919
Foreign taxes withheld	(39)	—	—
Total Investment Income	130,386	145,831	178,015

EXPENSES:
Investment advisory fee (Note 7)	20,955	25,540	24,514
Dividend expense on securities sold short	5,982	7,371	6,634
Interest expense	3,391	5,439	7,423
Administration fee	40,280	46,085	39,771
Distribution and service fees
Class A	1,022	2,438	323
Class R	16	400	11
Custodian fee	2,535	2,535	2,536
Legal fees	4,036	6,407	3,634
Audit fees	9,037	9,037	9,037
Transfer agent fee	14,104	21,178	13,177
Trustees fees and expenses	2,015	2,144	2,095
Registration and filing fees	16,074	15,688	16,507
Printing fees	1,160	1,407	1,278
Chief compliance officer fee	4,837	5,230	4,908
Insurance expense	352	413	1,104
Offering cost expense	18,707	17,207	18,707
Other expenses	4,392	4,609	4,622
Total Expenses	148,895	173,128	156,281
Less fees waived/reimbursed by investment adviser
Class A	(17,445)	(41,265)	(5,475)
Class I	(92,096)	(78,563)	(104,059)
Class R	(130)	(3,096)	(99)
Total fees waived/reimbursed by investment adviser (Note 7)	(109,671)	(122,924)	(109,633)
Net Expenses	39,224	50,204	46,648
NET INVESTMENT INCOME	$91,162	$95,627	$131,367

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	31

Crystal Strategy Family of Funds	Statements of Operations
For the Period Ended March 31, 2015 (Unaudited)
	Crystal Strategy	Crystal Strategy	Crystal Strategy
	Absolute Income	Absolute Return	Absolute Return
	Fund	Fund	Plus Fund
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	$(108,327)	$(225,673)	$(314,261)
Written options	(2,152)	(1,915)	(1,817)
Net realized loss	(110,479)	(227,588)	(316,078)

Net change in unrealized appreciation/(depreciation) on:
Investments	102,962	123,610	155,810
Securities sold short	13,615	(3,636)	7,033
Net change in unrealized appreciation	116,577	119,974	162,843
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	6,098	(107,614)	(153,235)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,260	$(11,987)	$(21,868)

See Notes to Financial Statements.

32	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund	Statements of Changes in Net Assets

	Six Months	For the Period
	Ended	Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(a)
OPERATIONS:
Net investment income	$91,162	$32,501
Net realized loss on investments	(108,327)	(7,494)
Net realized loss on written options	(2,152)	—
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	116,577	(34,953)
Net increase/(decrease) in net assets resulting from operations	97,260	(9,946)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(6,920)	(4,452)
Class I	(47,086)	(23,816)
Class R	(46)	(73)
Total distributions	(54,052)	(28,341)
BENEFICIAL SHARE TRANSACTIONS:
Class A
Shares sold	292,319	1,129,757
Dividends reinvested	4,224	3,512
Shares redeemed	(553,833)	(300)
Redemption fees (Note 6)	482	2
Net increase/(decrease) from beneficial share transactions	(256,808)	1,132,971
Class I
Shares sold	2,643,350	3,411,813
Dividends reinvested	46,915	23,742
Shares redeemed	(920,292)	(30,193)
Net increase from beneficial share transactions	1,769,973	3,405,362
Class R
Shares sold	6,250	5,203
Dividends reinvested	46	73
Shares redeemed	—	(200)
Net increase from beneficial share transactions	6,296	5,076
Net increase in net assets	1,562,669	4,505,122
NET ASSETS:
Beginning of period	4,505,122	—
End of period (including accumulated net investment income of $43,897 and $6,787)	$6,067,791	$4,505,122

(a)     Commenced operations on December 31, 2013.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	33

Crystal Strategy Absolute Return Fund	Statements of Changes in Net Assets

	Six Months	For the Period
	Ended	Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(a)
OPERATIONS:
Net investment income	$95,627	$5,582
Net realized loss on investments	(225,673)	(36,210)
Net realized loss on written options	(1,915)	—
Long‐term capital gain distributions from other investment companies	—	150
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	119,974	(43,591)
Net decrease in net assets resulting from operations	(11,987)	(74,069)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(25,845)	—
Class I	(36,097)	—
Class R	(1,973)	—
Total distributions	(63,915)	—
BENEFICIAL SHARE TRANSACTIONS:
Class A
Shares sold	1,274,925	2,051,212
Dividends reinvested	12,278	—
Shares redeemed	(1,386,243)	(34,508)
Redemption fees (Note 6)	2	210
Net increase/(decrease) from beneficial share transactions	(99,038)	2,016,914
Class I
Shares sold	3,153,675	3,171,305
Dividends reinvested	34,915	—
Shares redeemed	(795,739)	(199,919)
Redemption fees (Note 6)	386	748
Net increase from beneficial share transactions	2,393,237	2,972,134
Class R
Shares sold	231,845	5,203
Dividends reinvested	1,973	—
Shares redeemed	—	(200)
Net increase from beneficial share transactions	233,818	5,003
Net increase in net assets	2,452,115	4,919,982
NET ASSETS:
Beginning of period	4,919,982	—
End of period (including accumulated net investment income of $39,992 and $8,280)	$7,372,097	$4,919,982

(a)     Commenced operations on December 31, 2013.

See Notes to Financial Statements.

34	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund	Statements of Changes in Net Assets

	Six Months	For the Period
	Ended	Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(a)
OPERATIONS:
Net investment income	$131,367	$13,478
Net realized loss on investments	(314,261)	(76,882)
Net realized loss on written options	(1,817)	—
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	162,843	(117,104)
Net decrease in net assets resulting from operations	(21,868)	(180,508)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(3,948)	—
Class I	(77,411)	—
Class R	(69)	—
Total distributions	(81,428)	—

BENEFICIAL SHARE TRANSACTIONS:
Class A
Shares sold	—	267,943
Dividends reinvested	3,948	—
Shares redeemed	(129,265)	(240)
Net increase/(decrease) from beneficial share transactions	(125,317)	267,703
Class I
Shares sold	558,722	5,115,539
Dividends reinvested	56,053	—
Shares redeemed	(551,355)	(83,022)
Redemption fees (Note 6)	10	—
Net increase from beneficial share transactions	63,430	5,032,517
Class R
Shares sold	—	5,203
Dividends reinvested	69	—
Shares redeemed	—	(200)
Net increase from beneficial share transactions	69	5,003
Net increase/(decrease) in net assets	(165,114)	5,124,715

NET ASSETS:
Beginning of period	5,124,715	—
End of period (including accumulated net investment income of $61,264 and $11,325)	$4,959,601	$5,124,715

(a)     Commenced operations on December 31, 2013.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	35

Crystal Strategy Absolute Income Fund – Class A	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.09		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.15		0.28
Net realized and unrealized gain/(loss) on investments	0.02		(0.10)
Total from Investment Operations	0.17		0.18

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.09)
Total Distributions	(0.11)		(0.09)
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.01		0.00	(c)
NET INCREASE IN NET ASSET VALUE	0.07		0.09
NET ASSET VALUE, END OF PERIOD	$10.16		$10.09

TOTAL RETURN(d)	1.78%		1.83%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$872		$1,124

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	5.98	%(f)	N/	A
Operating expenses including fee waivers/reimbursements(e)	1.71	%(f)	N/	A
Net investment income including fee waivers/reimbursements(e)	2.89	%(f)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	5.62	%(f)	13.76	%(f)
Operating expenses including fee waivers/reimbursements(e)	1.35	%(f)	1.35	%(f)
Net investment income including fee waivers/reimbursements(e)	2.54	%(f)	2.92	%(f)

PORTFOLIO TURNOVER RATE	78	%(g)	81	%(g)

See Notes to Financial Statements.

36	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund – Class A	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	37

Crystal Strategy Absolute Income Fund – Class I	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.18		0.31
Net realized and unrealized gain/(loss) on investments	0.01		(0.12)
Total from Investment Operations	0.19		0.19

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.12)
Total Distributions	(0.10)		(0.12)
NET INCREASE IN NET ASSET VALUE	0.09		0.07
NET ASSET VALUE, END OF PERIOD	$10.16		$10.07

TOTAL RETURN(c)	1.89%		1.87%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,184		$3,376

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.63	%(e)	N/	A
Operating expenses including fee waivers/reimbursements(d)	1.46	%(e)	N/	A
Net investment income including fee waivers/reimbursements(d)	3.59	%(e)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.27	%(e)	15.22	%(e)
Operating expenses including fee waivers/reimbursements(d)	1.10	%(e)	1.10	%(e)
Net investment income including fee waivers/reimbursements(d)	3.23	%(e)	3.06	%(e)

PORTFOLIO TURNOVER RATE	78	%(f)	81	%(f)

See Notes to Financial Statements.

38	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund – Class I	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	39

Crystal Strategy Absolute Income Fund – Class R	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.01		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.15		0.17
Net realized and unrealized gain/(loss) on investments	0.01		(0.01)
Total from Investment Operations	0.16		0.16

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.15)
Total Distributions	(0.09)		(0.15)
NET INCREASE IN NET ASSET VALUE	0.07		0.01
NET ASSET VALUE, END OF PERIOD	$10.08		$10.01

TOTAL RETURN(c)	1.63%		1.55%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$11		$5

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	6.06	%(e)	N/	A
Operating expenses including fee waivers/reimbursements(d)	1.96	%(e)	N/	A
Net investment income including fee waivers/reimbursements(d)	3.08	%(e)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.70	%(e)	49.42	%(e)
Operating expenses including fee waivers/reimbursements(d)	1.60	%(e)	1.60	%(e)
Net investment income including fee waivers/reimbursements(d)	2.72	%(e)	2.18	%(e)

PORTFOLIO TURNOVER RATE	78	%(f)	81	%(f)

See Notes to Financial Statements.

40	www.crystalstrategyfunds.com

Crystal Strategy Absolute Income Fund – Class R	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	41

Crystal Strategy Absolute Return Fund – Class A	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.17		0.02
Net realized and unrealized loss on investments	(0.22)		(0.42)
Total from Investment Operations	(0.05)		(0.40)

LESS DISTRIBUTIONS:
From investment income	(0.10)		—
Total Distributions	(0.10)		—
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00	(c)
NET DECREASE IN NET ASSET VALUE	(0.15)		(0.40)
NET ASSET VALUE, END OF PERIOD	$9.45		$9.60

TOTAL RETURN(d)	(0.53)%		(4.00)%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,850		$1,982

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	6.06	%(f)	N/	A
Operating expenses including fee waivers/reimbursements(e)	1.83	%(f)	N/	A
Net investment income including fee waivers/reimbursements(e)	3.62	%(f)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	5.63	%(f)	11.32	%(f)
Operating expenses including fee waivers/reimbursements(e)	1.40	%(f)	1.40	%(f)
Net investment income including fee waivers/reimbursements(e)	3.19	%(f)	0.26	%(f)

PORTFOLIO TURNOVER RATE	134	%(g)	159	%(g)

See Notes to Financial Statements.

42	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund – Class A	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	43

Crystal Strategy Absolute Return Fund – Class I	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.63		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.14		0.04
Net realized and unrealized loss on investments	(0.18)		(0.42)
Total from Investment Operations	(0.04)		(0.38)

LESS DISTRIBUTIONS:
From investment income	(0.10)		—
Total Distributions	(0.10)		—
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.01
NET DECREASE IN NET ASSET VALUE	(0.14)		(0.37)
NET ASSET VALUE, END OF PERIOD	$9.49		$9.63

TOTAL RETURN(d)	(0.38)%		(3.70)%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,285		$2,933

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	5.61	%(f)	N/	A
Operating expenses including fee waivers/reimbursements(e)	1.58	%(f)	N/	A
Net investment income including fee waivers/reimbursements(e)	2.94	%(f)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	5.18	%(f)	14.36	%(f)
Operating expenses including fee waivers/reimbursements(e)	1.15	%(f)	1.15	%(f)
Net investment income including fee waivers/reimbursements(e)	2.52	%(f)	0.45	%(f)

PORTFOLIO TURNOVER RATE	134	%(g)	159	%(g)

See Notes to Financial Statements.

44	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund – Class I	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)
Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	45

Crystal Strategy Absolute Return Fund – Class R	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.58		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.17		(0.02)
Net realized and unrealized loss on investments	(0.22)		(0.40)
Total from Investment Operations	(0.05)		(0.42)

LESS DISTRIBUTIONS:
From investment income	(0.08)		—
Total Distributions	(0.08)		—
NET DECREASE IN NET ASSET VALUE	(0.13)		(0.42)
NET ASSET VALUE, END OF PERIOD	$9.45		$9.58

TOTAL RETURN(c)	(0.50)%		(4.20)%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$236		$5

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.94	%(e)	N/	A
Operating expenses including fee waivers/reimbursements(d)	2.08	%(e)	N/	A
Net investment income including fee waivers/reimbursements(d)	3.66	%(e)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.51	%(e)	24.38	%(e)
Operating expenses including fee waivers/reimbursements(d)	1.65	%(e)	1.65	%(e)
Net investment income/(loss) including fee waivers/reimbursements(d)	3.23	%(e)	(0.33	)%(e)

PORTFOLIO TURNOVER RATE	134	%(f)	159	%(f)

See Notes to Financial Statements.

46	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Fund – Class R	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	47

Crystal Strategy Absolute Return Plus Fund – Class A	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.23		0.03
Net realized and unrealized loss on investments	(0.28)		(0.51)
Total from Investment Operations	(0.05)		(0.48)

LESS DISTRIBUTIONS:
From investment income	(0.14)		—
Total Distributions	(0.14)		—
NET DECREASE IN NET ASSET VALUE	(0.19)		(0.48)
NET ASSET VALUE, END OF PERIOD	$9.33		$9.52

TOTAL RETURN(c)	(0.50)%		(4.80)%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$133		$264

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	6.28	%(e)	N/	A
Operating expenses including fee waivers/reimbursements(d)	2.04	%(e)	N/	A
Net investment income including fee waivers/reimbursements(d)	4.86	%(e)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.74	%(e)	9.24	%(e)
Operating expenses including fee waivers/reimbursements(d)	1.50	%(e)	1.50	%(e)
Net investment income including fee waivers/reimbursements(d)	4.32	%(e)	0.33	%(e)

PORTFOLIO TURNOVER RATE	132	%(f)	270	%(f)

See Notes to Financial Statements.

48	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund – Class A	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	49

Crystal Strategy Absolute Return Plus Fund – Class I	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.24		0.04
Net realized and unrealized loss on investments	(0.28)		(0.50)
Total from Investment Operations	(0.04)		(0.46)

LESS DISTRIBUTIONS:
From investment income	(0.15)		—
Total Distributions	(0.15)		—
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	—
NET DECREASE IN NET ASSET VALUE	(0.19)		(0.46)
NET ASSET VALUE, END OF PERIOD	$9.35		$9.54

TOTAL RETURN(d)	(0.44)%		(4.60)%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,822		$4,856

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	6.04	%(f)	N/	A
Operating expenses including fee waivers/reimbursements(e)	1.79	%(f)	N/	A
Net investment income including fee waivers/reimbursements(e)	5.10	%(f)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(e)	5.50	%(f)	9.23	%(f)
Operating expenses including fee waivers/reimbursements(e)	1.25	%(f)	1.25	%(f)
Net investment income including fee waivers/reimbursements(e)	4.56	%(f)	0.43	%(f)

PORTFOLIO TURNOVER RATE	132	%(g)	270	%(g)

See Notes to Financial Statements.

50	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund – Class I	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	51

Crystal Strategy Absolute Return Plus Fund – Class R	Financial Highlights

For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.51		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.21		(0.02)
Net realized and unrealized loss on investments	(0.27)		(0.47)
Total from Investment Operations	(0.06)		(0.49)

LESS DISTRIBUTIONS:
From investment income	(0.14)		—
Total Distributions	(0.14)		—
NET DECREASE IN NET ASSET VALUE	(0.20)		(0.49)
NET ASSET VALUE, END OF PERIOD	$9.31		$9.51

TOTAL RETURN(c)	(0.65)%		(4.90)%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5		$5

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	6.52	%(e)	N/	A
Operating expenses including fee waivers/reimbursements(d)	2.29	%(e)	N/	A
Net investment income including fee waivers/reimbursements(d)	4.54	%(e)	N/	A
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(d)	5.98	%(e)	15.08	%(e)
Operating expenses including fee waivers/reimbursements(d)	1.75	%(e)	1.75	%(e)
Net investment income/(loss) including fee waivers/reimbursements(d)	4.00	%(e)	(0.22	)%(e)

PORTFOLIO TURNOVER RATE	132	%(f)	270	%(f)

See Notes to Financial Statements.

52	www.crystalstrategyfunds.com

Crystal Strategy Absolute Return Plus Fund – Class R	Financial Highlights

For a share outstanding throughout the periods presented.

(a)	Commenced operations on December 31, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	53

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Absolute Return Plus Fund (prior to November 21, 2014 known as the Crystal Strategy Leveraged Alternative Fund) (individually a “Fund” and collectively, the “Funds”).  The Crystal Strategy Absolute Income Fund seeks to provide current income and downside protection to conventional equity markets, with absolute (positive) returns over full market cycles as a secondary objective.  The Crystal Strategy Absolute Return Fund seeks to provide absolute (positive) returns over full market cycles.  The Crystal Strategy Absolute Return Plus Fund seeks to provide long-term absolute (positive) returns with reduced correlation to conventional equity markets as a secondary objective.  The Funds currently offer Class A shares, Class I shares and Class R shares.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Trust has an unlimited number of shares with no par value per share.  The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  Each Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable

54	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

investments, market indices and yield curves.  If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.  Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:  The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2015	55

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

Crystal Strategy Absolute Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed‐End Mutual Funds	$799,031	$—	$—	$799,031
Common Stocks
Energy	58,303	—	—	58,303
Financials	1,381,225	—	—	1,381,225
Exchange‐Traded Funds	1,595,215	—	—	1,595,215
Master Limited Partnerships	324,779	—	—	324,779
Open‐End Mutual Funds	1,391,374	—	—	1,391,374
Short Term Investments	603,024	—	—	603,024
TOTAL	$6,152,951	$—	$—	$6,152,951
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short Exchange‐Traded Funds	$(938,993)	$—	$—	$(938,993)
TOTAL	$(938,993)	$—	$—	$(938,993)

56	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Crystal Strategy Absolute Return Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed‐End Mutual Funds	$645,118	$—	$—	$645,118
Common Stocks
Communications	130,523	—	—	130,523
Consumer Non‐cyclical	49,287	—	—	49,287
Energy	144,479	—	—	144,479
Financials	688,119	—	—	688,119
Technology	40,122	—	—	40,122
Exchange‐Traded Funds	2,239,855	—	—	2,239,855
Master Limited Partnerships	362,685	—	—	362,685
Open‐End Mutual Funds	682,089	—	—	682,089
Purchased Options	13,300	—	—	13,300
Short Term Investments	2,185,918	—	—	2,185,918
TOTAL	$7,181,495	$—	$—	$7,181,495
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short Exchange‐Traded Funds	$(1,296,790)	$—	$—	$(1,296,790)
TOTAL	$(1,296,790)	$—	$—	$(1,296,790)

Semi-Annual Report | March 31, 2015	57

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Crystal Strategy Absolute Return Plus Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed‐End Mutual Funds	$817,880	$—	$—	$817,880
Common Stocks
Communications	146,325	—	—	146,325
Consumer Non‐cyclical	76,615	—	—	76,615
Energy	158,503	—	—	158,503
Financials	824,821	—	—	824,821
Technology	61,652	—	—	61,652
Exchange‐Traded Funds	2,485,106	—	—	2,485,106
Master Limited Partnerships	424,838	—	—	424,838
Open‐End Mutual Funds	828,717	—	—	828,717
Purchased Options	11,400	—	—	11,400
TOTAL	$5,835,857	$—	$—	$5,835,857
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Exchange‐Traded Funds	$(1,505,593)	$—	$—	$(1,505,593)
TOTAL	$(1,505,593)	$—	$—	$(1,505,593)

The Funds recognize transfers between levels as of the end of the period. For the period ended March 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Offering Costs: The Funds incurred offering costs during the period ended March 31, 2015. These offering costs, including fees for printing initial prospectuses, legal and registration fees, were amortized over the first twelve months from the inception date of the Funds. Amounts amortized during the period ended March 31, 2015 are shown on each Fund’s Statement of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to each Fund and are apportioned among the classes based on average net assets of each class.  Additionally, some expenses are attributed to the fund family and are apportioned among the Funds based on average net assets of each Fund.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds are charged to the operations of such class.

58	www.crystalstrategyfunds.com

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file U.S. federal, state and local income tax returns as required.  The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses

Semi-Annual Report | March 31, 2015	59

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Crystal Strategy Absolute Income Fund pays dividends on a quarterly basis, and the Crystal Strategy Absolute Return Fund and the Crystal Strategy Absolute Return Plus Fund pay dividends on an annual basis. All Funds distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Funds to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Short Sales: The Funds may sell securities short. To do this, Brinker Capital, Inc. (the “Adviser”), the Funds’ investment adviser, will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Funds must borrow the security to deliver to the buyer. The Funds then are obligated to replace the security borrowed by purchasing it in the open market at some later date. The Funds bear the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Funds will segregate liquid assets (which may include its long positions), marked-to-market daily. The Funds maintain collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. The Funds typically intend to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 5 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of March 31, 2015, the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Absolute Return Plus Fund held securities sold short with a fair value of $938,993, $1,296,790 and $1,505,593, respectively.

3. DERIVATIVE INSTRUMENTS

The Funds’ investment objectives permit the Funds to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options.  In doing so, the Funds may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

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Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities  can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic

Semi-Annual Report | March 31, 2015	61

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

The Crystal Strategy Absolute Income Fund had the following transactions in written covered call/put options during the six months ended March 31, 2015:

	Contracts	Premiums
Balance as of October 1, 2014	$—	$—
Options Written	750	9,946
Options Expired	—	—
Options Closed	(750)	(9,946)
Options Exercised	—	—
Balance as of March 31, 2015	$—	$—

The Crystal Strategy Absolute Return Fund had the following transactions in written covered call/put options during the six months ended March 31, 2015:

	Contracts	Premiums
Balance as of October 1, 2014	$—	$—
Options Written	1,510	19,940
Options Expired	(10)	(34)
Options Closed	(1,500)	(19,906)
Options Exercised	—	—
Balance as of March 31, 2015	$—	$—

The Crystal Strategy Absolute Return Plus Fund had the following transactions in written covered call/put options during the six months ended March 31, 2015:

	Contracts	Premiums
Balance as of October 1, 2014	$—	$—
Options Written	1,452	19,309
Options Expired	(2)	(67)
Options Closed	(1,450)	(19,242)
Options Exercised	—	—
Balance as of March 31, 2015	$—	$—

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Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015:

Risk Exposure	Statement of Assets and Liabilities Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Crystal Strategy Absolute Return Fund
Equity Contracts (Purchased options contracts)	Investments at value	$13,300	$—
TOTAL		$13,300	$—

Crystal Strategy Absolute Return Plus Fund
Equity Contracts (Purchased options contracts)	Investments at value	$11,400	$—
TOTAL		$11,400	$—

Semi-Annual Report | March 31, 2015	63

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2015:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Crystal Strategy Absolute Income Fund
Equity Contracts (Written option contracts)	Net realized gain/(loss) on investments/Change in unrealized appreciation on investments	$(2,152)	$—
TOTAL		$(2,152)	$—
Crystal Strategy Absolute Return Fund
Equity Contracts (Purchased option contracts)	Net realized gain/(loss) on investments/Change in unrealized appreciation on investments	$—	$2,113
Equity Contracts (Written option contracts)	Net realized gain/(loss) on investments/Change in unrealized appreciation on investments	$(1,915)	$—
TOTAL		$(1,915)	$2,113
Crystal Strategy Absolute Return Plus Fund
Equity Contracts (Purchased option contracts)	Net realized gain/(loss) on investments/Change in unrealized appreciation on investments	$—	$1,811
Equity Contracts (Written option contracts)	Net realized gain/(loss) on investments/Change in unrealized appreciation on investments	$(1,817)	$—
TOTAL		$(1,817)	$1,811

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Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

4.	TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.  The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

The tax character of distributions paid by the Funds for the fiscal period ended September 30, 2014 were as follows:

Crystal Strategy Absolute
Income Fund
Distributions Paid From:	2014
Ordinary Income	$28,341

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

			Crystal
	Crystal	Crystal	Strategy
	Strategy	Strategy	Absolute
	Absolute Income Fund	Absolute Return Fund	Return Plus Fund
Gross unrealized appreciation (excess of value over tax cost)	$150,326	$139,930	$183,873
Gross unrealized depreciation (excess of tax cost over value)	(76,378)	(111,771)	(171,363)
Net unrealized appreciation	$73,948	$28,159	$12,510
Cost of investments for income tax purposes	$6,079,003	$7,153,336	$5,823,347

5.	SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding securities sold short intended to be held for less than one year and short-term securities, during the period ended March 31, 2015 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Crystal Strategy Absolute Income Fund	$4,790,772	$3,352,204
Crystal Strategy Absolute Return Fund	6,873,842	6,020,120
Crystal Strategy Absolute Return Plus Fund	8,364,280	7,246,543

Semi-Annual Report | March 31, 2015	65

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

6.	BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 1.50% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2015, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Crystal Strategy Absolute Income Fund:
Class A
Shares sold	29,090	111,098
Shares issued in reinvestment of distributions to shareholders	426	349
Shares redeemed	(55,055)	(30)
Net increase/(decrease) from share transactions	(25,539)	111,417

Class I
Shares sold	262,321	335,697
Shares issued in reinvestment of distributions to shareholders	4,734	2,348
Shares redeemed	(92,002)	(2,949)
Net increase from share transactions	175,053	335,096

Class R
Shares sold	625	520
Shares issued in reinvestment of distributions to shareholders	5	7
Shares redeemed	—	(20)
Net increase from share transactions	630	507

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Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Transactions in common shares were as follows:

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Crystal Strategy Absolute Return Fund:
Class A
Shares sold	134,648	210,152
Shares issued in reinvestment of distributions to shareholders	1,301	—
Shares redeemed	(146,729)	(3,564)
Net increase/(decrease) from share transactions	(10,780)	206,588

Class I
Shares sold	331,980	325,351
Shares issued in reinvestment of distributions to shareholders	3,687	—
Shares redeemed	(83,533)	(20,688)
Net increase from share transactions	252,134	304,663

Class R
Shares sold	24,323	520
Shares issued in reinvestment of distributions to shareholders	209	—
Shares redeemed	—	(20)
Net increase from share transactions	24,532	500

Semi-Annual Report | March 31, 2015	67

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Transactions in common shares were as follows:

	For the Period Ended March 31, 2015	For the Period Ended September 30, 2014(a)
Crystal Strategy Absolute Return Plus Fund:
Class A
Shares sold	—	27,738
Shares issued in reinvestment of distributions to shareholders	424	—
Shares redeemed	(13,904)	(24)
Net increase/(decrease) from share transactions	(13,480)	27,714

Class I
Shares sold	59,358	517,564
Shares issued in reinvestment of distributions to shareholders	5,994	—
Shares redeemed	(58,658)	(8,597)
Net increase from share transactions	6,694	508,967

Class R
Shares sold	—	520
Shares issued in reinvestment of distributions to shareholders	7	—
Shares redeemed	—	(20)
Net increase from share transactions	7	500

(a)  Commenced operations on December 31, 2013.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  Approximately 79%, 47% and 79% of the shares outstanding of the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Absolute Return Plus Fund, respectively, are held within one omnibus account. Investment activities of these shareholders could have a material impact on the Funds.

7.	MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs.  The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Funds pay the Adviser an annual management fee of 0.80%, 0.85% and 0.95% based on the average daily net assets of the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Absolute Return Plus Fund, respectively. The management fees are paid

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Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

on a monthly basis. The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.10%, 1.15% and 1.25% of the average daily net assets of the Crystal Strategy Absolute Income Fund, the Crystal Strategy Absolute Return Fund and the Crystal Strategy Absolute Return Plus Fund, respectively. The Fee Waiver Agreement is in effect through January 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.  The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Trust’s Board.

For the six-month period ended March 31, 2015, the fee waivers and/or reimbursements were as follows:

Fees Waived/Reimbursed
by Adviser
Crystal Strategy Absolute Income Fund
Class A	$(17,445)
Class I	(92,096)
Class R	(130)
TOTAL	$(109,671)

Crystal Strategy Absolute Return Fund
Class A	$(41,265)
Class I	(78,563)
Class R	(3,096)
TOTAL	$(122,924)

Crystal Strategy Absolute Return Plus Fund
Class A	$(5,475)
Class I	(104,059)
Class R	(99)
TOTAL	$(109,633)

Semi-Annual Report | March 31, 2015	69

Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

As of March 31, 2015, the balances of recoupable expenses were as follows:

Crystal Strategy Absolute Income Fund	Expires 2017	Expires 2018
Class A	$(20,113)	$(17,445)
Class I	(122,906)	(92,096)
Class R	(1,804)	(130)

Crystal Strategy Absolute Return Fund	Expires 2017	Expires 2018
Class A	$(58,887)	$(41,265)
Class I	(116,207)	(78,563)
Class R	(822)	(3,096)

Crystal Strategy Absolute Return Plus Fund	Expires 2017	Expires 2018
Class A	$(6,120)	$(5,475)
Class I	(236,372)	(104,059)
Class R	(479)	(99)

Administrator: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. The administration fees for the Fund Family are accrued on a daily basis and paid on a monthly basis following the end of the month. The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent:  ALPS serves as transfer agent for the Funds under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services:  ALPS provides services as the Funds’ Chief Compliance Officer to monitor and test the policies and procedures of the Funds in conjunction with the requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust.  Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pockets expenses.

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Crystal Strategy Family of Funds	Notes to Financial Statements

March 31, 2015 (Unaudited)

Distributor: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust.  Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a Distribution and Services Plan (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Class A shares and Class R shares. The Plans allow the Funds to use Class A and Class R assets to pay fees in connection with the distribution and marketing of Class A shares and Class R shares and/or the provision of shareholder services to Class A and Class R shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Class A and Class R shares of the Funds, if any, as their funding medium and for related expenses.  The Plans permit the Funds to make total payments at an annual rate of up to 0.25% of the Funds’ average daily net assets attributable to its Class A shares and 0.50% of the Funds’ average daily net assets attributable to its Class R shares.  Because these fees are paid out of a Funds’ Class A and Class R assets, if any, on an ongoing basis, over time they will increase the cost of an investment in Class A and Class R shares, if any, and Plan fees may cost an investor more than other types of sales charges.  Plan fees are shown as distribution and service fees on the Statement of Operations.

8.	TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Commission meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

9.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2015	71

Crystal Strategy Family of Funds	Additional Information

March 31, 2015 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-855-572-1722 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-855-572-1722 or (ii) on the SEC’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Crystal Strategy FAMILY OF FUNDS

Must be accompanied or preceded by a prospectus.
The Crystal Strategy Family of Funds are distributed by ALPS Distributors, Inc.

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	15

Cupps All Cap Growth Fund	Shareholder Letter

March 31, 2015 (Unaudited)

Investment Environment
Economic data points continue to produce plentiful evidence of both strength and weakness in the economy. The February jobs report was the highlight on the side of strength, with many more jobs created than consensus expectations and job gains in almost every sector of the economy. The report also featured rising hourly earnings and the unemployment rate falling to 5.5%.1 On the negative side, durable goods, retail sales and housing starts all posted negative growth.

The mixed economic data points fueled the noisy and probably overly detailed debate about which month the Fed will raise rates. Such a discussion risks underemphasizing the more powerful condition, which is that the economy is reasonably strong and rates are in the process of normalizing higher.  In addition to the long string of upward tilting economic statistics, the U.S. dollar appreciation over the last few quarters has also affirmed the economic strength and highlighted that the U.S. economy has more positive underpinnings than any other global region.

For equity investors, the muddling, moderate economic growth backdrop has been, and will likely continue to be, a very positive backdrop for corporations to drive their earnings higher.  While there is a possibility that the official earnings tally for the first quarter will show negative growth, such a result would be almost purely a function of lower earnings in the energy sector due to lower oil prices and not reflective of earnings across the broader economy.

Performance
The six month period ended March 31, 2015 was a good one for growth stocks with the benchmark Russell 3000® Growth Index advancing 9.43% and the Cupps All Cap Growth fund up 7.43%.  Specific thematic allocations included wireless communication semiconductors, cyber security and data analytics software and companies related to “next generation” autos. In addition to those secular growth areas, our team made a concerted effort to increase exposure to consumer services late last year as unemployment, interest rates and oil prices all moved in consumer-friendly directions. Our selections in electronic technology and health technology were the major contributors over this period. Our largest detractors came from non-energy minerals, consumer non-durables, utilities, and industrial services.

Outlook
We believe the environment for 2015 is shaping up well for the strategy as a function of moderate economic growth, increasing consumer and corporate confidence and many examples of innovative companies disrupting mature industries to become rapidly growing market leaders. Such disruption has occurred for years in the technology sector, but is increasingly occurring in other sectors including healthcare, media, transportation, manufacturing and retail. The broadening out of such innovation-led disruption potentially sets the stage for a very special period of growth style investing.

The Federal Reserve continues to contemplate its first rate increase, and we welcome the prospect of a more normalized interest rate environment.  We believe such an environment will tend to shift investors’ focus away from yield oriented and slower growing companies and, at the margin, attract investors back toward true organic earnings growth, which is the focus of our investment process.

Finally, we highlight that two key conditions of today’s environment, the rising dollar and weak prices throughout the commodity complex, were conditions that also prevailed 20 years ago in the 1990’s. Though widely viewed as negatives for growth, the 1990’s experience was that U.S. corporate profits continued to grow and the U.S. economy was resilient and ultimately proved to be the strongest, freest, most innovative economy in the world in that period; we suspect similar dynamics will prevail in the years ahead.

[1]	www.forbes.com, “Jobs Report”, 3/6/2015

RISKS: Investment in mutual funds involves risk, including possible loss of principal invested. You could lose money on your investment in the Fund or the Fund could underperform because of the following risks: common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issues change. Individual investments of the Fund may not perform as expected and the Fund’s portfolio management practices may not achieve the desired result. Funds focusing on small/mid-cap companies generally experience greater price volatility. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. There is no guarantee that the objective will be met and diversification does not eliminate risk.

The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. As of June 1, 2014, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $24 million and $545 billion. One cannot invest directly in an index.

Not FDIC Insured – No Bank Guarantee – May Lose Value

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Semi-Annual Report | March 31, 2015	1

Cupps All Cap Growth Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance(as of March 31, 2015)

	3 Month	6 Month	Since Inception*
Cupps All Cap Growth Fund	4.04%	7.43%	5.60%
Russell 3000® Growth Index	4.05%	9.43%	10.40%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 751-5731 or by visiting www.cuppsfunds.com.

*	Fund’s inception date is June 30, 2014.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the January 28, 2015 Prospectus) are 3.29% and 1.05%, respectively.

The Fund is new and has a limited operating history.

Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2	www.cuppsfunds.com

Cupps All Cap Growth Fund	Portfolio Update

March 31, 2015 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Technology	31.30%
Consumer, Cyclical	20.22%
Consumer, Non-cyclical	16.19%
Communications	15.57%
Financial	7.18%
Industrial	4.43%
Energy	4.23%
Cash, Cash Equivalents, & Other Net Assets	0.88%
Totals	100.00%

Top 10 Long Holdings(as a % of Net Assets)*

Apple, Inc.	4.62%
Palo Alto Networks, Inc.	3.62%
Tableau Software, Inc. - Class A	3.55%
Cavium, Inc.	3.17%
Electronic Arts, Inc.	2.99%
salesforce.com, Inc.	2.98%
Facebook, Inc. - Class A	2.51%
FireEye, Inc.	2.27%
Restoration Hardware Holdings, Inc.	2.09%
Skyworks Solutions, Inc.	2.08%
Top Ten Holdings	29.88%

*	Holdings are subject to change. Tables present indicative values only.

Semi-Annual Report | March 31, 2015	3

Cupps All Cap Growth Fund	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)

Examples. As a shareholder of the Cupps All Cap Growth Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expense Ratio(a)	Expense Paid During Period October 1, 2014- March 31, 2015(b)
Cupps All Cap Growth Fund
Actual	$1,000.00	$1,074.30	1.05%	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	1.05%	$5.29

(a)	The Fund’s expenses have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

4	www.cuppsfunds.com

Cupps All Cap Growth Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.12%)
COMMUNICATIONS (15.57%)
Amazon.com, Inc.(a)	117	$43,536
Facebook, Inc. - Class A(a)	674	55,413
FireEye, Inc.(a)	1,279	50,201
Google, Inc. - Class A(a)	57	31,618
Netflix, Inc.(a)	82	34,168
Palo Alto Networks, Inc.(a)	547	79,906
Splunk, Inc.(a)	219	12,965
Vipshop Holdings Ltd. - ADR(a)	847	24,935
Zillow, Inc. - Class A(a)	110	11,033
TOTAL COMMUNICATIONS		343,775

CONSUMER, CYCLICAL (20.22%)
American Airlines Group, Inc.	624	32,935
Chipotle Mexican Grill, Inc.(a)	48	31,226
Delphi Automotive PLC	550	43,857
Delta Air Lines, Inc.	486	21,851
Hilton Worldwide Holdings, Inc.(a)	1,502	44,489
Lennar Corp. - Class A	670	34,713
Qunar Cayman Islands Ltd. - ADR(a)	265	10,931
Restoration Hardware Holdings, Inc.(a)	466	46,222
Royal Caribbean Cruises Ltd.	344	28,156
Skechers U.S.A. Inc. - Class A(a)	459	33,007
Starbucks Corp.	327	30,967
Tesla Motors, Inc.(a)	140	26,428
Under Armour, Inc. - Class A(a)	435	35,126
Vail Resorts, Inc.	255	26,372
TOTAL CONSUMER, CYCLICAL		446,280

CONSUMER, NON-CYCLICAL (16.19%)
Alnylam Pharmaceuticals, Inc.(a)	275	28,715
BioMarin Pharmaceutical, Inc.(a)	167	20,812
Cepheid(a)	665	37,839
CoStar Group, Inc.(a)	112	22,157
DexCom, Inc.(a)	422	26,307
Edwards Lifesciences Corp.(a)	305	43,450
Envision Healthcare Holdings, Inc.(a)	729	27,957
Exact Sciences Corp.(a)	1,060	23,341
FleetCor Technologies, Inc.(a)	249	37,579
Gilead Sciences, Inc.(a)	160	15,701
Illumina, Inc.(a)	70	12,995
Keurig Green Mountain, Inc.	146	16,313
United Rentals, Inc.(a)	180	16,409
Universal Health Services, Inc. - Class B	237	27,897
TOTAL CONSUMER, NON-CYCLICAL		357,472

ENERGY (4.23%)
Concho Resources, Inc.(a)	155	17,967
Halliburton Co.	235	10,312
Pioneer Natural Resources Co.	131	21,420
SolarCity Corp.(a)	214	10,974

		Value
	Shares	(Note 2)
ENERGY (continued)
SunEdison, Inc.(a)	1,361	$32,664
TOTAL ENERGY		93,337

FINANCIAL (7.18%)
Charles Schwab Corp.	1,045	31,810
E*Trade Financial Corp.(a)	1,574	44,945
LendingClub Corp.(a)	695	13,657
Morgan Stanley	903	32,228
Visa, Inc. - Class A	548	35,845
TOTAL FINANCIAL		158,485

INDUSTRIAL (4.43%)
Acuity Brands, Inc.	195	32,791
Boeing Co.	181	27,164
Mobileye NV(a)	255	10,718
XPO Logistics, Inc.(a)	595	27,055
TOTAL INDUSTRIAL		97,728

TECHNOLOGY (31.30%)
Apple, Inc.	820	102,033
Applied Materials, Inc.	931	21,003
Avago Technologies Ltd.	334	42,411
Cavium, Inc.(a)	989	70,041
Cypress Semiconductor Corp.	1,250	17,638
Electronic Arts, Inc.(a)	1,121	65,932
Envestnet, Inc.(a)	120	6,730
Freescale Semiconductor Ltd.(a)	1,040	42,390
IPG Photonics Corp. (a)	348	32,260
NetSuite, Inc.(a)	219	20,314
salesforce.com, Inc. (a)	984	65,741
ServiceNow, Inc.(a)	553	43,565
Skyworks Solutions, Inc.	467	45,901
Tableau Software, Inc. - Class A(a)	848	78,457
Ultimate Software Group, Inc.(a)	214	36,370
TOTAL TECHNOLOGY		690,786

TOTAL COMMON STOCKS (Cost $1,915,459)		2,187,863

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.43%)
MONEY MARKET FUND (2.43%)
Fidelity Institutional Money Market Portfolio	0.09741%	53,654	53,654

TOTAL SHORT-TERM INVESTMENTS (Cost $53,654)			53,654

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	5

Cupps All Cap Growth Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

Value
(Note 2)

TOTAL INVESTMENTS (101.55%) (Cost $1,969,113)	$2,241,517

Liabilities In Excess Of Other Assets (-1.55%)	(34,161)

NET ASSETS (100.00%)	$2,207,356

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt. Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term used for a public limited liability company.
PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (unaudited)

See Notes to Financial Statements.

6	www.cuppsfunds.com

Cupps All Cap Growth Fund	Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS
Investments, at value (Cost $1,969,113)	$2,241,517
Receivable for investments sold	28,738
Dividend and interest receivable	411
Receivable due from advisor	23,144
Prepaid offering costs	14,910
Prepaid expenses and other assets	5,757
Total Assets	2,314,477
LIABILITIES
Payable for investments purchased	64,499
Payable due to Chief Compliance Officer	1,639
Administration and transfer agency fees payable	22,888
Trustees’ fees and expenses payable	76
Legal fees payable	4,172
Audit and tax fees payable	11,470
Accrued expenses and other liabilities	2,377
Total Liabilities	107,121
NET ASSETS	$2,207,356
NET ASSETS CONSIST OF
Paid-in capital	$2,063,320
Accumulated net investment loss	(7,045)
Accumulated net realized loss on investments	(121,323)
Net unrealized appreciation on investments	272,404
NET ASSETS	$2,207,356

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$10.56
Net Assets	$2,207,356
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	209,096

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	7

Cupps All Cap Growth Fund	Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$3,261
Total Investment Income	3,261

EXPENSES
Investment advisory fees	8,960
Administrative and transfer agency fees	74,714
Legal fees	7,505
Audit and tax fees	8,370
Reports to shareholders and printing fees	607
Insurance fees	104
Custody fees	2,493
Chief Compliance Officer Fees	9,973
Trustees’ fees and expenses	622
Offering costs	33,010
Miscellaneous expenses	4,868
Total Expenses	151,226
Less fees waived/reimbursed by investment advisor (Note 6)	(141,323)
Net Expenses	9,903
Net Investment Loss	(6,642)
Net realized loss on investments	(114,220)
Net change in unrealized appreciation on investments	276,742
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	162,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,880

See Notes to Financial Statements.

8	www.cuppsfunds.com

Cupps All Cap Growth Fund	Statements of Changes in Net Assets

	For the Six
	Months Ended
	March 31, 2015	For the Period Ended
	(Unaudited)	September 30, 2014(a)
OPERATIONS
Net investment loss	$(6,642)	$(467)
Net realized loss on investments	(114,220)	(7,208)
Net change in unrealized appreciation/(depreciation) on investments	276,742	(4,338)
Net increase/(decrease) in net assets resulting from operations	155,880	(12,013)

BENEFICIAL SHARE TRANSACTIONS
Shares sold	1,289,979	773,510
Net increase in net assets derived from beneficial share transactions	1,289,979	773,510

Net increase in net assets	1,445,859	761,497

NET ASSETS
Beginning of period	761,497	—
End of period (Including accumulated net investment loss of $(7,045) and $(403))	$2,207,356	$761,497

(a)	Commenced operations on July 1, 2014.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	9

Cupps All Cap Growth Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the
	Six Months Ended
	March 31, 2015		For the Period Ended
	(Unaudited)		September 30, 2014(a)
Net asset value, beginning of period	$9.83		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)		(0.01)
Net realized and unrealized gain/(loss)	0.77		(0.16)
Total from investment operations	0.73		(0.17)

Net increase/(decrease) in net asset value	0.73		(0.17)
Net asset value, end of period	$10.56		$9.83
TOTAL RETURN(c)	7.43%		(1.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,207		$761
Ratio of expenses to average net assets excluding fee waivers and reimbursements	16.03	%(d)	106.03	%(d)

Ratio of expenses to average net assets including fee waivers and reimbursements	1.05	%(d)	1.05	%(d)
Ratio of net investment loss to average net assets	(0.70	)%(d)	(0.62	)%(d)
Portfolio turnover rate(e)	75%		25%
(a)	Commenced operations on July 1, 2014.
(b)	Calculated using the average shares method.
(c)	The total return is for the period indicated and have not been annualized. The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

10	www.cuppsfunds.com

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the Cupps All Cap Growth Fund (the “Fund”).  The Fund’s primary investment objective is to achieve growth of capital over the long term. The Fund currently offers Institutional Class shares. The Trust has an unlimited number of shares with no par value per share. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2015	11

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Inputs	Unobservable Inputs	Total
Common Stocks
Communications	$343,775	$—	$—	$343,775
Consumer, Cyclical	446,280	—	—	446,280
Consumer, Non‐cyclical	357,472	—	—	357,472
Energy	93,337	—	—	93,337
Financial	158,485	—	—	158,485
Industrial	97,728	—	—	97,728
Technology	690,786	—	—	690,786
Short‐Term Investments	53,654	—	—	53,654
TOTAL	$2,241,517	$—	$—	$2,241,517

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Offering Costs: The Fund incurred offering costs during the period ended March 31, 2015. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through March 31, 2015 are shown on the Fund’s Statement of Operations and amounts that remain to be amortized are shown on the Fund’s Statement of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended,  applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions  are made.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  If applicable, the Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

12	www.cuppsfunds.com

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual. There were no distributions paid by the Fund for the fiscal period ended September 30, 2014.

Unrealized Appreciation and Depreciation on Investments:  As of March 31, 2015, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$263,121
Gross unrealized depreciation (excess of tax cost over value)	(21,166)
Net unrealized appreciation	$241,955
Cost of investments for income tax purposes	$1,999,562

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short‐term securities, during the six months ended March 31, 2015 were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$2,667,718	$1,398,415

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Transactions in common shares were as follows:

	For the
	Six Months Ended
	March 31, 2015	For the Period Ended
	(Unaudited)	September 30, 2014(a)
Shares sold	131,605	77,491
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase in shares outstanding	131,605	77,491

(a)	Commenced operations on July 1, 2014.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 65% of the shares outstanding are held within one omnibus account. Investment activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Cupps Capital Management, LLC (“Cupps” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Semi-Annual Report | March 31, 2015	13

Cupps All Cap Growth Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.95% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, Fund liquidation expenses and Fund reorganization expenses to 1.05% of the Fund’s average daily net assets.  The Fee Waiver Agreement is in effect through January 31, 2016.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.  The Adviser may not discontinue this waiver without the approval by the Trust’s Board.

For the six-month period ended March 31, 2015, the fee waivers and/or reimbursements were $141,323.

As of March 31, 2015, the balance of recoupable expenses was $220,129, of which $78,806 expires in 2017 and $141,323 expires in 2018.

Administrator: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14	www.cuppsfunds.com

Cupps All Cap Growth Fund	Additional Information

March 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll‐free) at 1‐855‐674‐4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll‐free) at 1‐855‐674‐4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Fund’s Forms N‐Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

Semi-Annual Report | March 31, 2015	15

EVERGREEN GAVEKAL

SEMI-ANNUAL REPORT 3/31/2015

GKE ASIAN OPPORTUNITIES FUND

INSTITUTIONAL SHARES | TICKER SYMBOL : GKEAX

INVEST IN ASIA WITH GAVEKAL

Shareholder Letter	1
Portfolio Update	4
Disclosure of Fund Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18
Additional Information	29

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2015 (Unaudited)

Dear Shareholder,

The GaveKal Evergreen Asian Opportunities Fund posted a strong 1st quarter in 2015, rising +5.19% in USD terms.   The fund benefitted from many of the themes we have been discussing over the past 6 months including reforms in China, lower interest rates in India and better capital management in Japan.  Further, we have been expounding at length about the benefits from falling commodity prices that most of Asia is profiting from.  Slower inflation leads to lower interest rates while falling commodity imports brings an improvement in the terms of trade for all countries but Malaysia and Australia.  This is largely playing out as we expected and we believe this is one reason Asian markets have stated to outperform.  If there has been one surprise to us this year it has been the resilience of the Australian equity market.  The Australian equity market has risen thanks to its high dividend yield and strong local funding base.  However, this rise should be set against weakening profit trends and global macro trends which appear to be conspiring against it.  Aside from being very underweight Australia, the fund remains overweight China, India, and the Philippines.

Rather than re-examine the trend of weakening commodities again, we will use this shareholder letter to address another recent concern of Asian investors.  This concern is that a rising US Dollar could negate any benefits from weaker commodities, potentially even putting Asia in some mini-crisis.  This line of thinking, while understandable given Asia’s history, is outdated as the structure of financing has changed over the past decade and a half.  Today the Asian financial system is now much more stable and Asia will avoid any worst case scenario in our view.  We expect Asian currencies to hold up well, even in the face of a rising US Dollar.  This doesn’t mean Asian currencies will appreciate but any weakness should be orderly and measured.  And indeed this is what we have seen so far this year.

Long time investors will remember vividly the 1998 crisis which occurred after a +30% appreciation of the USD.  Thailand, Malaysia, South Korea, Indonesia and the Philippines had gorged themselves on cheap USD debts to fund economic growth and asset bubbles at home.   As the USD kept rising through the late 90’s these debts become increasingly onerous.  The situation came to a head in June of 1997 when the Thai Bot finally cracked.  Over the coming 6 months the Bot fell by nearly -50%.    Other Asian currencies soon followed suit.  Most Asian investors were completely wiped out.  Fast forward to the global crisis of 2008 and even by then most Asian countries had learned their lessons about foreign debt.  Only South Korea really got into a real mess.  Today we believe a rising USD is no serious threat for several reasons: Asia no longer relies on USD funding in the same way, banking systems in Asia have evolved and are now much safer, and finally, domestic funding institutions are growing to support local capital bases.

Today Asian companies by-and-large are wary to run large currency mismatches with the memory of 1998 still hanging overhead.   Additionally, thanks to lower yield spreads, corporates are now less interested in borrowing in foreign currencies.  For example, in the Philippines the spread with USD treasuries has fallen from over 7% to just over 2% in the last 5 years.  As the chart below shows levels of foreign borrowing have been largely stable over the past 10 years.  Indeed, the only country to have shown much increase in foreign borrowing over the past 5 years is Taiwan.  This is due to Taiwan’s closer integration with China and its’ companies desire to finance its China operations using Renminbi (RMB), not speculative leverage.

Semi-Annual Report | March 31, 2015	1

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2015 (Unaudited)

Source: Macrobond

The second reason we believe Asian currencies will remain stable is because the banking systems in Asia have improved vastly. No longer are banks used as captive funding vehicles for family-run conglomerates. Banking practices are now typically commercially driven and done prudently. This is especially the case at the large-cap listed banks. Further, post the 2008 crisis all banks have increased the amount of capital buffer held, reducing leverage. Prior to 2008 Asian banks’ tier 1 equity ratios were commonly in the range of 8-10%, with many even below 8%. Today, most listed banks have a tier 1 equity ratio in the range of 10-12%. Places like Indonesia, the Philippines and Singapore even have banks with tier 1 ratios above 14%. This all means that any losses to the banking system caused by a US Dollar rise should be easily covered and not have systemic consequences.

Finally, the establishment of domestic financing institutions and the growth in local capital bases has made Asian economies and stock markets less reliant on foreign portfolio flows.  Part of this is due to smaller current account deficits which reduce the need for foreign financing.  The other factor is local investors are saving more and creating domestic pools of capital, both regionally and nationally. Whether it be pension funds like Malaysia or Japan, government investment vehicles

2	www.gkefund.com

GKE Asian Opportunities Fund	Shareholder Letter

March 31, 2015 (Unaudited)

like Singapore or China or the growth in insurance pools like in the Philippines, India and Thailand, the same trends can be seen all over Asia.  Even China’s new Asian Infrastructure Investment Bank (AIIB) provides a good example of new local funding institutions coming up which will make Asian funding more stable.

After the taper tantrum in 2013 foreign investors have been wary to return, knowing US interest rates would have to rise at some point. Yet Asian markets are making new highs, supported by local institutions.  Even more beneficial, these local investors are often long-term investors who will not run for the doors just because the Fed will hike rates. The growth of domestic funding institutions should continue to help provide liquidity and reduce volatility in the markets.

This brings us back to where we are today.  Despite a +20% appreciation in the USD over the past 6 months, Asian currencies have stayed remarkably stable. Asian central banks are even moving in the opposite direction of the Fed, easing while the Fed tightens; a great sign of how confident central bankers are in the stability of their economies. To conclude, lower current account deficits, lower foreign borrowings, more sound banking systems and larger domestic pools of capital mean that hot-money flows are becoming less disruptive. This should reduce the volatility of currencies and equity markets and could lead to a re-rating of market valuations.  We believe the prospects for Asia remain very bright and the nascent outperformance is set to continue.

Louis-Vincent Gave
CEO and Portfolio Manager, GaveKal Capital Limited

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Emerging markets are often less stable politically and economically than developed markets such as the United States and investing in emerging markets involves different and greater risks. There may be less publicly available information about companies in emerging markets. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Emerging markets may be especially prone to currency-related risks.

Past performance does not guarantee future results.

Semi-Annual Report | March 31, 2015	3

GKE Asian Opportunities Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance (as of  March 31, 2015)

	3 Month	6 Month	1 Year	Since Inception*
GKE Asian Opportunities Fund - NAV	5.19%	8.62%	13.40%	9.71%
MSCI AC Asia Pacific TR USD(a)	6.79%	5.32%	8.89%	7.73%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 1-855-331-6240 or by visiting www.gkefund.com.

*	Fund’s inception date is August 5, 2013.

(a)	The MSCI AC Asia Pacific TR USD Index is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The Index consists of the following 12 developed and emerging market countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand.

Returns of less than 1 year are cumulative.

Indexes are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the January 28, 2015  Prospectus) are 4.93% and 1.81%, respectively.

Performance of $10,000 Initial Investment (as of  March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	www.gkefund.com

Sector Allocation (as a % of Net Assets)*

GKE Asian Opportunities Fund	Portfolio Update

March 31, 2015 (Unaudited)

Financials	30.64%
Industrial	18.00%
Government	11.30%
Communications	9.30%
Utilities	8.07%
Consumer, Cyclical	7.04%
Technology	4.24%
Consumer, Non-cyclical	1.50%
Diversified	0.37%
Cash, Cash Equivalents, & Other Net Assets	9.54%
TOTALS	100.00%

Top 10 Long Positions (as a % of Net Assets)*

Philippine Government International Bond	7.68%
Optus Finance Proprietary Ltd., Sr. Unsec. Notes	3.86%
Indonesia Government International Bond, Sr. Unsec. Notes	3.63%
Yes Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.)	3.27%
FANUC Corp.	3.25%
AIA Group Ltd.	3.14%
Tencent Holdings Ltd.	3.06%
Guangdong Investment Ltd.	3.01%
Megaworld Corp.	2.97%
Industrial & Commercial Bank of China Ltd., Jr. Sub. Notes	2.93%

*	Holdings are subject to change. Tables present indicative values only.

Semi-Annual Report | March 31, 2015	5

GKE Asian Opportunities Fund	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)

Examples. As a shareholder of the GKE Asian Opportunities Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held until March 31, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1,  2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning Account	Ending Account		During period
	Value	Value	Expense	October 1, 2014 -
	October 1, 2014	March 31, 2015	Ratio(a)	March 31, 2015(b)

Actual	$1,000.00	$1,086.20	1.81%	$9.41
Hypothetical (5% return before expenses)	$1,000.00	$1,015.91	1.81%	$9.10

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

6	www.gkefund.com

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (58.85%)
COMMUNICATIONS (5.44%)
Internet (5.44%)
Baidu, Inc. ‐ Sponsored ADR(a)	700	$145,880
Tencent Holdings Ltd.	27,100	514,549
Trend Micro, Inc.	7,700	254,238
		914,667

TOTAL COMMUNICATIONS		914,667

CONSUMER, CYCLICAL (6.59%)
Auto Manufacturers (4.06%)
Fuji Heavy Industries Ltd.	2,900	96,501
Great Wall Motor Co. Ltd. ‐ Class H	32,500	229,728
Toyota Motor Corp.	5,100	356,471
		682,700

Home Furnishings (2.53%)
Panasonic Corp.	19,300	253,772
Sony Corp.(a)	6,500	172,885
		426,657

TOTAL CONSUMER, CYCLICAL		1,109,357

CONSUMER, NON‐CYCLICAL (1.50%)
Healthcare‐Products (1.50%)
Hengan International Group Co. Ltd.	21,000	252,185

TOTAL CONSUMER, NON‐CYCLICAL		252,185

DIVERSIFIED (0.37%)
Holding Companies‐Divers (0.37%)
China Merchants Holdings International Co. Ltd.	16,000	62,636

TOTAL DIVERSIFIED		62,636

FINANCIAL (18.70%)
Banks (5.10%)
BDO Unibank, Inc.	130,630	361,497
Metropolitan Bank & Trust	167,929	366,476
Resona Holdings, Inc.	26,300	130,826
		858,799

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	7

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
FINANCIAL (continued)
Insurance (5.23%)
AIA Group Ltd.	83,800	$527,490
Ping An Insurance Group Co. of China Ltd.	20,000	240,434
T&D Holdings, Inc.	8,100	111,739
		879,663

Investment Companies (2.68%)
CK Hutchison Holdings Ltd.	22,000	450,633

Real Estate (5.69%)
Country Garden Holdings Co. Ltd.	146,000	58,945
Megaworld Corp.	4,108,900	499,135
Mitsui Fudosan Co. Ltd.	4,000	117,714
Shimao Property Holdings Ltd.	133,500	280,684
		956,478

TOTAL FINANCIAL		3,145,573

INDUSTRIAL (17.38%)
Electrical Components & Equipment (1.29%)
Nidec Corp.	800	53,276
Zhuzhou CSR Times Electric Co. Ltd.	25,000	164,137
		217,413

Electronics (5.46%)
Murata Manufacturing Co. Ltd.	3,400	468,746
NEC Corp.	62,000	182,482
Omron Corp.	5,900	266,628
		917,856

Engineering & Construction (2.84%)
Beijing Capital International Airport Co. Ltd.	58,000	56,559
Cheung Kong Infrastructure Holdings Ltd.	49,000	421,256
		477,815

Hand & Machine Tools (1.78%)
SMC Corp.	1,000	298,870

Machinery ‐ Construction & Mining (1.06%)
Mitsubishi Electric Corp.	15,000	178,659

See Notes to Financial Statements.

8	www.gkefund.com

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
INDUSTRIAL (continued)
Machinery ‐ Diversified (3.25%)
FANUC Corp.	2,500	$547,171

Transportation (1.70%)
East Japan Railway Co.	1,800	144,679
West Japan Railway Co.	2,700	141,894
		286,573

TOTAL INDUSTRIAL		2,924,357

TECHNOLOGY (0.80%)
Semiconductors (0.80%)
Samsung Electronics Co. Ltd.	103	133,781

TOTAL TECHNOLOGY		133,781

UTILITIES (8.07%)
Electric (5.06%)
Huadian Fuxin Energy Corp. Ltd. ‐ Class H	802,000	393,104
Huadian Power International Corp. Ltd.	124,000	103,165
Huaneng Power International, Inc.	84,000	99,465
Huaneng Renewables Corp. Ltd. ‐ Class H	708,000	256,620
		852,354

Water (3.01%)
Guangdong Investment Ltd.	386,000	505,860

TOTAL UTILITIES		1,358,214

TOTAL COMMON STOCKS
(Cost $8,878,268)		9,900,770

PARTICIPATION NOTES (11.60%)
CONSUMER, CYCLICAL (0.45%)
Retail (0.45%)
Titan Co. Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 02/12/2016	12,087	75,634

TOTAL CONSUMER, CYCLICAL		75,634

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	9

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
FINANCIAL (7.09%)
Banks (7.09%)
Axis Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 02/12/2016	50,184	$449,227
Federal Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings, Inc.),(a) expiring 02/12/2016	91,649	193,389
Yes Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 02/12/2016	42,244	550,655
		1,193,271

TOTAL FINANCIAL		1,193,271

INDUSTRIAL (0.62%)
Miscellaneous Manufacturing (0.62%)
Largan Precision Co., (Loan Participation Notes issued by Macquarie Bank Ltd.),(a) expiring 07/25/2016	1,200	103,356

TOTAL INDUSTRIAL		103,356

TECHNOLOGY (3.44%)
Computers (0.54%)
King Slide Works Co, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/20/2017	6,000	90,508

Semiconductors (2.90%)
Taiwan Semiconductor, (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	105,000	488,250

TOTAL TECHNOLOGY		578,758

TOTAL PARTICIPATION NOTES
(Cost $1,811,934)		1,951,019

See Notes to Financial Statements.

10	www.gkefund.com

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

	Currency	Principal Amount	Value (Note 2)
CONTINGENT CONVERTIBLE CAPITAL (2.93%)
FINANCIAL (2.93%)
Banks (2.93%)
Industrial & Commercial Bank of China Ltd., Jr. Sub. Notes, Series 144A
6.000% Perpetual Maturity (b)(c)(d)	CNY	$3,000,000	$493,667

TOTAL FINANCIAL			493,667

TOTAL CONTINGENT CONVERTIBLE CAPITAL
(Cost $487,805)			493,667

CORPORATE BONDS (5.78%)
COMMUNICATIONS (3.86%)
Telecommunications (3.86%)
Optus Finance Proprietary Ltd., Sr. Unsec.
Notes
4.750% 12/12/2018	AUD	800,000	649,365

TOTAL COMMUNICATIONS			649,365

FINANCIAL (1.92%)
Diversified Financial Services (1.92%)
Far East Horizon Ltd., Sr. Unsec. Notes
5.500% 10/18/2015	CNH	2,000,000	322,682

TOTAL FINANCIAL			322,682

TOTAL CORPORATE BONDS
(Cost $1,045,452)			972,047

GOVERNMENT BONDS (11.30%)
Indonesia Government International Bond, Sr. Unsec. Notes
6.625% 02/17/2037 (e)	USD	500,000	610,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	11

GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Principal	Value
	Currency	Amount	(Note 2)
GOVERNMENT BONDS (continued)
Philippine Government International Bond, Sr. Unsec. Notes
9.875% 01/15/2019	USD	$1,000,000	$1,291,250

TOTAL GOVERNMENT BONDS
(Cost $1,852,295)			1,901,250

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT‐TERM INVESTMENTS (0.95%)
MONEY MARKET FUND (0.95%)
Blackrock Liquidity Temporary Fund, Investor Class	0.074%	159,519	159,519

TOTAL SHORT‐TERM INVESTMENTS
(Cost $159,519)			159,519

TOTAL INVESTMENTS (91.41%)
(Cost $14,235,273)			15,378,272

Other Assets In Excess Of Liabilities (8.59%)			1,444,346	(f)

NET ASSETS (100.00%)			$16,822,618

(a)	Non-income producing security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”). These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market Value of Rule 144A securities amounts to $493,667, which represents approximately 2.93% of the Fund’s net assets as March 31, 2015.
(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(e)	Securities were purchased pursuant to Regulation S under the 1933 Act, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the 1933 Act or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2015, the aggregate market value of those securities was $610,000, representing 3.63% of the Fund’s net assets.

See Notes to Financial Statements.

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GKE Asian Opportunities Fund	Portfolio of Investments

March 31, 2015 (Unaudited)
(f)	Includes cash which is being held as collateral for futures contracts.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
Jr. Junior
Sr. - Senior.
Sub. - Subordinated.
Unsec. - Unsecured.

Currency Abbreviations:
AUD - Australian Dollar
CNH - People’s Republic of China Renminbi
CNY - Chinese Yuan

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/(Depreciation)
AUD	900,000	Sale	04/07/2015	$685,195	$13,025
					$13,025

*	The contracted amount is stated in the currency in which the security is denominated.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value (Note 2)	Unrealized Appreciation/(Depreciation)
Hang Seng China Index	Long	4	04/30/15	$2,478,200	$11,590
				$2,478,200	$11,590

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	13

GKE Asian Opportunities Fund	Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS:
Investments, at value (Cost $14,235,273)	$15,378,272
Foreign currency, at value (Cost $1,318,681)	1,309,775
Receivable for investments sold	102,965
Deposit with broker for futures contracts (Note 3)	100,000
Unrealized gain on forward foreign currency contracts	13,025
Dividends and interest receivable	81,805
Receivable from variation margin	11,590
Other assets	10,935
Total assets	17,008,367

LIABILITIES:
Payable for investments purchased	118,794
Payable for administration fees	18,860
Payable for transfer agency fees	4,148
Payable to trustees	85
Payable to Chief Compliance Officer	1,645
Due to broker	15,008
Legal fees payable	7,087
Audit and tax fees payable	12,261
Accrued expenses and other liabilities	7,861
Total liabilities	185,749
NET ASSETS	$16,822,618

NET ASSETS CONSIST OF:
Paid‐in capital (Note 6)	$15,627,239
Accumulated net investment loss	(78,412)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	115,843
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,157,948
NET ASSETS	$16,822,618

PRICING OF SHARES:
Net Asset Value, offering and redemption price per share	$11.35
Shares of beneficial interest outstanding	1,482,405

See Notes to Financial Statements.

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GKE Asian Opportunities Fund	Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$46,015
Foreign taxes withheld	(4,092)
Interest	62,400
Total investment income	104,323

EXPENSES:
Investment advisory fees (Note 7)	96,994
Administrative fees	73,423
Transfer agency fees	17,291
Legal and audit fees	19,936
Registration fees	8,841
Custodian fees	15,278
Compliance fees	9,978
Trustees’ fees and expenses	4,527
Other expenses	8,402
Total Expenses	254,670
Less fees waived/reimbursed by investment adviser (Note 7)	(137,631)
Net Expenses	117,039
NET INVESTMENT LOSS	(12,716)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(48,413)
Futures contracts	100,692
Forward hedge contracts	34,232
Foreign currency transactions	167,650
Net realized gain	254,161

Net Change in appreciation/(depreciation) on:
Investments	902,210
Futures contracts	5,484
Forward hedge contracts	(29,613)
Translation of assets and liabilities denominated in foreign currencies	(6,795)
Net Change	871,286
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,125,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,112,731

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	15

GKE Asian Opportunities Fund	Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014
OPERATIONS:
Net investment income/(loss)	$(12,716)	$53,160
Net realized gain/(loss) on investments, futures contracts and foreign currency transactions	254,161	(30,891)
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	871,286	223,724
Net increase in net assets resulting from operations	1,112,731	245,993

DISTRIBUTIONS:
From net investment income	(256,420)	(2,146)
From net realized gains on investments	—	(40,567)
Net decrease in net assets from distributions	(256,420)	(42,713)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	4,745,577	9,797,904
Dividends reinvested	163,710	29,943
Shares redeemed	(289,170)	(1,169,307)
Redemption fees	—	473
Net increase from capital share transactions	4,620,117	8,659,013

Net increase in net assets	5,476,428	8,862,293

NET ASSETS:
Beginning of period	11,346,190	2,483,897
End of period (Including accumulated net investment income/(loss) of $(78,412) and $190,724)	$16,822,618	$11,346,190

See Notes to Financial Statements.

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GKE Asian Opportunities Fund	Financial Highlights

For a share outstanding through the periods presented.

	For the Six		For the Year		For the Period
	Months Ended		Ended		Ended
	March 31, 2015		September 30,		September 30,
	(Unaudited)		2014		2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.69		$10.38		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.01)		0.05		0.00	(c)
Net realized and unrealized gain on investments	0.91		0.30		0.38
Total from investment operations	0.90		0.35		0.38

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.00	)(c)	—
From net realized gain on investments	—		(0.04)		—
Total distributions	(0.24)		(0.04)		—

REDEMPTION FEES (Note 6)	—		0.00	(c)	—

NET INCREASE IN NET ASSET VALUE	0.66		0.31		0.38
NET ASSET VALUE, END OF PERIOD	$11.35		$10.69		$10.38

TOTAL RETURN(d)	8.62%		3.37%		3.80%

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$16,823		$11,346		$2,484

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.94	%(e)	4.93%		23.95	%(e)
Operating expenses including reimbursement/waiver	1.81	%(e)	1.81%		1.81	%(e)
Net investment income/(loss) including reimbursement/waiver	(0.20	)%(e)	0.51%		0.10	%(e)

PORTFOLIO TURNOVER RATE	78	%(f)	219%		22	%(f)

(a)	Commenced operations on August 5, 2013.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been reimbursed/waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	17

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the GKE Asian Opportunities Fund (the “Fund”).  The Fund’s primary investment objective is to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region. The Fund currently offers Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value.  In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.  The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves.  If vendors are unable to supply a price, or if the

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.  Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward foreign currency contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:  The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Semi-Annual Report | March 31, 2015	19

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Communications	$914,667	$—	$—	$914,667
Consumer, Cyclical	1,109,357	—	—	1,109,357
Consumer, Non‐cyclical	252,185	—	—	252,185
Diversified	62,636	—	—	62,636
Financial	3,145,573	—	—	3,145,573
Industrial	2,924,357	—	—	2,924,357
Technology	133,781	—	—	133,781
Utilities	1,358,214	—	—	1,358,214
Participation Notes
Consumer, Cyclical	—	75,634	—	75,634
Financial	—	1,193,271	—	1,193,271
Industrial	—	103,356	—	103,356
Technology	—	578,758	—	578,758
Contingent Convertible Capital	—	493,667	—	493,667
Corporate Bonds
Communications	—	649,365	—	649,365
Financial	—	322,682	—	322,682
Government Bonds	—	1,901,250	—	1,901,250
Short‐Term Investments	159,519	—	—	159,519
TOTAL	$10,060,289	$5,317,983	$—	$15,378,272

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$13,025	$—	$13,025
Futures Contracts	11,590	—	—	11,590
TOTAL	$11,590	$13,025	$—	$24,615

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.
Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not

Semi-Annual Report | March 31, 2015	21

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objective permits the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options.  In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.  In addition, use of derivatives may increase or decrease exposure to the following risk factors:

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Forward Foreign Currency Contracts:  The Fund invests in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations.  As of March 31, 2015, the Fund held forward foreign currency contracts with net unrealized appreciation of $13,025.

Futures: The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin

Semi-Annual Report | March 31, 2015	23

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As of March 31, 2015, the Fund had futures contracts outstanding with net unrealized appreciation of $11,590. The number of futures contracts held at March 31, 2015, as disclosed in the Portfolio of Investments, is representative of futures contracts activity during the period ended March 31, 2015.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015:

			Liability
Derivatives Not	Asset Derivatives		Derivatives
Accounted for As	Statement of Assets		Statement of
Hedging	and Liabilities		Assets and
Instruments	Location	Fair Value	Liabilities Location	Fair Value
Foreign Exchange Contracts (Forward foreign currency contracts)	Unrealized gain on forward foreign currency contracts	$13,025	Unrealized loss on forward foreign currency contracts	$—
Equity Contracts (Futures contracts)	Receivable from variation margin	11,590	Payable for variation margin	—
Total		$24,615		$—

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GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2015:

		Realized	Change in
		Gain/(Loss)	Unrealized
Derivatives Not		On	Gain/(Loss)
Accounted for As	Location of Gains/(Losses) On	Derivatives	on Derivatives
Hedging Instruments	Derivatives Recognized in Income	Recognized	Recognized
Foreign Exchange Contracts (Forward foreign currency contracts)	Net realized gain/(loss) on: Forward hedge contracts / Net Change in appreciation/(depreciation) on: Forward hedge contracts	$34,232	$(29,613)
Equity Contracts (Futures contracts)	Net realized gain/(loss) on: Futures contracts / Net Change in appreciation/(depreciation) on: Futures contracts	100,692	5,484
Total		$134,924	$(24,129)

4.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2014 were as follows:

Ordinary Income	Long-Term Capital Gain
$42,713	$—

Unrealized  Appreciation  and  Depreciation  on  Investments:   As  of  March  31,  2015,  the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$1,315,457
Gross unrealized depreciation (excess of tax cost over value)	(214,663)
Net unrealized appreciation	$1,100,794
Cost of investments for income tax purposes	$14,277,478

Semi-Annual Report | March 31, 2015	25

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

5.  SECURITIES TRANSACTIONS

Purchases  and  sales  of  securities,  excluding  short‐term  securities,  during  the  period  ended  March 31, 2015 were as follows:

Proceeds from Sales of
Purchases of Securities	Securities
$13,408,331	$8,918,936

6.  BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non‐assessable, transferable and redeemable at the option of the shareholder. Shares have no pre‐emptive rights.

Shares redeemed within 45 calendar days of purchase may incur a 2% short‐term redemption fee deducted from the redemption amount. For the fiscal year ended March 31, 2015, the  redemption fees charged by the Fund are presented in the Statements of Changes in Net Assets.

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
Shares Sold	432,869	932,878
Shares issued in reinvestment of distributions to shareholders	15,503	2,862
Shares Redeemed	(26,930)	(113,990)
Net increase from share transactions	421,442	821,750

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 98% of the shares outstanding are held within two omnibus accounts. Investment activities of these shareholders could have a material impact on the Fund.

7.  MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Evergreen Capital Management, LLC (“Evergreen Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser has delegated daily management of the Fund to GaveKal Capital Limited (the “Sub-Adviser”).  The Sub-Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.

26	www.gkefund.com

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Pursuant to the Investment Advisory Agreement with the Adviser (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets, computed daily and payable monthly.  Pursuant to an Investment Sub-Advisory Agreement (the “Sub-Advisor” Agreement) with the Sub-Adviser, the Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.825% based on the Fund’s average daily net assets, computed daily and payable monthly.  The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.  The initial term for both the Advisory Agreement and the Sub-Advisory Agreement is two years.  The Board may extend the Advisory Agreement and/or the Sub-Advisory Agreement for additional one-year terms.  The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement or the
Sub-Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to waive and/or reimburse fees or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense reimbursement to 1.81% of the Fund’s average daily net assets for the Institutional Class Shares. The obligation excludes brokerage expenses, interest expenses, taxes and extraordinary expenses. The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred.

For the six-month period ended March 31, 2015, the fee waivers and/or reimbursements were $137,631.

As of March 31, 2015, the balance of recoupable expenses was $497,756, of which $53,646 expires in 2016, $306,479 expires in 2017 and $137,631 expires in 2018.

Administrator:  ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid on a monthly basis following the end of the month. The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent:  ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2015	27

GKE Asian Opportunities Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements of Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8. TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

28	www.gkefund.com

GKE Asian Opportunities Fund	Additional Information

March 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll free) at 1-855-331-6240 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll free) at 1-855-331-6240 or (ii) on the SEC's website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Fund’s Forms N‐Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

Semi-Annual Report | March 31, 2015	29

EVERGREEN GAVEKAL

Must be accompanied or preceded by a prospectus.

Insignia Macro Fund

SEMI-ANNUAL REPORT

MARCH 31, 2015

Class A | IGMFX
Class I | IGMLX

Portfolio Update	1
Disclosure of Fund Expenses	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	12
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Financial Highlights	15
Notes to Consolidated Financial Statements	17
Additional Information	29

Insignia Macro Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance (as of March 31, 2015)

	3 Month	6 Month	1 Year	Since Inception*
Insignia Macro Fund - A NAV	4.82%	6.95%	12.11%	9.08%
Insignia Macro Fund - A MOP	-0.98%	1.03%	5.93%	4.25%
Insignia Macro Fund - I	4.82%	7.00%	12.16%	9.12%
HFRI Macro (Total) Index(a)	3.39%	5.74%	9.50%	7.26%
S&P 500® Total Return Index(b)	0.95%	5.93%	12.73%	11.68%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 674-4642 or by visiting www.insigniafunds.com.

*	Fund’s inception date is December 31, 2013.
(a)	The HFRI Macro (Total) Index is an equally weighted performance index. It uses the HFR database and consists only of macro funds with a minimum of US$50 million AUM or a 12-month track record and that report assets in USD. It is calculated and rebalanced monthly, and shown net of all fees and expenses. It is an index comprising of investment managers which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. Both index returns and index methodology are provided by Hedge Fund Research Inc.
(b)	S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A and Class I shares (as reported in the January 28, 2015 Prospectus) are 3.87% and 2.00% and 3.62% and 1.75%, respectively.

Semi-Annual Report | March 31, 2015	1

Insignia Macro Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Allocation (as a % of Net Assets)*

Corporate Bonds	31.88%
Mortgage Backed Securities	15.70%
U.S. Treasury Notes & Bonds	12.99%
Asset Backed Securities	6.22%
Municipal Bonds	0.79%
Cash, Cash Equivalents, & Other Net Assets	32.42%
Total	100.00%

*	Holdings are subject to change. Tables present indicative values only.

2	www.insigniafunds.com

Insignia Macro Fund	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)

Examples. As a shareholder of the Insignia Macro Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held until March 31, 2015.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending		During Period
	Account Value	Account Value	Expense	October 1, 2014 -
	October 1, 2014	March 31, 2015	Ratio(a)(b)	March 31, 2015(c)
Class A
Actual	$1,000.00	$1,069.50	1.85%	$9.55
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	1.85%	$9.30
Class I
Actual	$1,000.00	$1,070.00	1.60%	$8.26
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)	Includes expenses of Insignia Global Macro Offshore Ltd. (a wholly owned subsidiary of the Fund), exclusive of the subsidiary’s management fee.
(c)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2015	3

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 2)
ASSET-BACKED SECURITIES (6.22%)
Automobile (5.30%)
Ally Auto Receivables Trust
Series 2012-5, 0.620% 01/15/2016	$367,573	$367,692
AmeriCredit Automobile Receivables Trust
Series 2013-5, 0.551% 07/08/2015(a)	135,038	135,042
CarMax Auto Owner Trust
Series 2013-4, 0.520% 11/15/2016	267,136	267,095
Series 2013-3, 0.590% 08/15/2016	31,437	31,438
Series 2013-1, 0.600% 10/16/2017	373,309	373,303
Ford Credit Auto Owner Trust
Series 2014-A, 0.480% 11/15/2016	101,493	101,488
Series 2013-B, 0.570% 06/15/2016	396,961	397,082
Hyundai Auto Receivables Trust
Series 2014-B, 0.440% 02/15/2017	109,734	109,736
Series 2012-C, 0.530% 12/15/2015	160,305	160,282
Series 2013-C, 0.570% 06/15/2016	18,064	18,064
Mercedes-Benz Auto Receivables Trust
Series 2012-1, 0.470% 08/15/2015	150,714	150,751
Nissan Auto Receivables Owner Trust
Series 2012-B, 0.460% 08/15/2015	206,014	206,006
Toyota Auto Receivables Owner Trust
Series 2012-B, 0.460% 09/15/2015	404,103	404,175
World Omni Auto Receivables Trust
Series 2012-A, 0.640% 10/15/2015	241,235	241,303
Total Automobile		2,963,457

Credit Card (0.87%)
Cabela’s Credit Card Master Note Trust
Series 2014-1, 0.523% 03/16/2020(a)	85,000	85,042
Citibank Credit Card Issuance Trust
Series 2003-A7, 4.150% 07/07/2017	395,000	398,888
Total Credit Card		483,930

Other (0.05%)
GE Equipment Midticket LLC
Series 2012-1, 0.600% 05/22/2015	28,821	28,823

TOTAL ASSET-BACKED SECURITIES (Cost $3,476,965)		3,476,210

See Notes to Consolidated Financial Statements.

4	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (31.88%)
Basic Materials (2.08%)
Barrick Gold Corp., Sr. Unsec. Notes
2.900%05/30/2016	$400,000	$406,964
The Dow Chemical Co., Sr. Unsec. Notes
2.500% 02/15/2016	375,000	380,712
Potash Corp. of Saskatchewan, Inc., Sr. Unsec. Notes
3.750% 09/30/2015	370,000	375,355
Total Basic Materials		1,163,031

Communications (5.78%)
Amazon.com, Inc., Sr. Unsec. Notes
0.650% 11/27/2015	380,000	380,461
AT&T, Inc., Sr. Unsec. Notes
2.500% 08/15/2015	413,000	415,817
Comcast Corp., Sr. Unsec. Notes
5.850% 11/15/2015	385,000	397,574
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc, Sr. Unsec. Notes
3.125% 02/15/2016	375,000	382,170
eBay, Inc., Sr. Unsec. Notes
0.700% 07/15/2015	260,000	260,185
Time Warner, Inc., Sr. Unsec. Notes
3.150% 07/15/2015	605,000	609,642
Verizon Communications, Inc., Sr. Unsec. Notes
2.500% 09/15/2016	371,000	378,988
Vodafone Group PLC, Sr. Unsec. Notes
1.625% 03/20/2017	400,000	402,564
Total Communications		3,227,401

Consumer, Cyclical (1.40%)
AutoZone, Inc., Sr. Unsec. Notes
5.500% 11/15/2015	389,000	400,518
CVS Caremark Corp., Sr. Unsec. Notes
1.200% 12/05/2016	380,000	382,628
Total Consumer, Cyclical		783,146

Consumer, Non-cyclical (6.23%)
AbbVie, Inc., Sr. Unsec. Notes
1.200% 11/06/2015	380,000	380,606
Altria Group, Inc., Sr. Unsec. Notes
4.125% 09/11/2015	375,000	380,690
Anheuser-Busch InBev Finance, Inc., Sr. Unsec. Notes
0.446% 01/27/2017(a)	330,000	329,489

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2015	5

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Consumer, Non-cyclical (continued)
Clorox Co., Sr. Unsec. Notes
3.550% 11/01/2015	$395,000	$401,733
ConAgra Foods, Inc., Sr. Unsec. Notes
1.350% 09/10/2015	380,000	380,821
Dr Pepper Snapple Group, Inc., Sr. Unsec. Notes
2.900% 01/15/2016	395,000	401,409
Kraft Foods Group, Inc., Sr. Unsec. Notes
1.625% 06/04/2015	405,000	405,695
The Kroger Co., Sr. Unsec. Notes
2.200% 01/15/2017	395,000	401,844
Mondelez International, Inc., Sr. Unsec. Notes
4.125% 02/09/2016	390,000	400,569
Total Consumer, Non-cyclical		3,482,856

Energy (2.04%)
BP Capital Markets PLC, Sr. Unsec. Notes
0.700% 11/06/2015	380,000	380,295
Enterprise Products Operating LLC, Sr. Unsec. Notes
3.200% 02/01/2016	375,000	381,698
Talisman Energy, Inc., Sr. Unsec. Notes
5.125% 05/15/2015	375,000	376,526
Total Energy		1,138,519

Financial (10.67%)
American Express Credit Corp., Sr. Unsec. Notes
0.763% 07/29/2016(a)	360,000	361,340
American International Group, Inc., Sr. Unsec. Notes
5.050% 10/01/2015	320,000	326,840
Bank of America Corp., Sr. Unsec. Notes
4.500% 04/01/2015	140,000	140,000
1.085% 03/22/2016(a)	285,000	286,081
Bear Stearns Cos. LLC, Sr. Unsec. Notes
5.300% 10/30/2015	420,000	430,857
Capital One Financial Corp., Sr. Unsec. Notes
5.500% 06/01/2015	205,000	206,621
1.000% 11/06/2015	395,000	395,528
Citigroup, Inc., Sr. Unsec. Notes
1.045% 04/01/2016(a)	285,000	285,829
Citigroup, Inc., Sub. Notes
4.875% 05/07/2015	270,000	270,954
First Horizon National Corp., Sr. Unsec. Notes
5.375% 12/15/2015	155,000	159,025
The Goldman Sachs Group, Inc., Sr. Unsec. Notes
1.600% 11/23/2015	360,000	362,146

See Notes to Consolidated Financial Statements.

6	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Financial (continued)
Health Care REIT, Inc., Sr. Unsec. Notes
3.625% 03/15/2016	$170,000	$174,306
JP Morgan Chase & Co., Sr. Unsec. Notes
Series MTN, 0.800% 04/23/2015	144,000	144,016
JPMorgan Chase & Co., Senior Unsec. Notes
2.600% 01/15/2016	400,000	405,576
Lloyds Bank PLC, Sr. Unsec. Notes
4.875% 01/21/2016	200,000	206,483
MetLife, Inc., Sr. Unsec. Notes
5.000% 06/15/2015	418,000	421,740
Morgan Stanley, Sr. Unsec. Notes
5.375% 10/15/2015	400,000	409,829
Prudential Financial, Inc., Sr. Unsec. Notes
Series MTN, 4.750% 09/17/2015	400,000	407,182
Royal Bank of Canada, Sr. Unsec. Notes
Series GMTN, 0.724% 09/09/2016(a)	287,000	288,113
Santander Holdings USA, Inc., Sr. Unsec. Notes
3.000% 09/24/2015	280,000	282,215
Total Financial		5,964,681

Industrial (1.17%)
Ryder System, Inc., Sr. Unsec. Notes
Series MTN, 3.600% 03/01/2016	269,000	275,442
United Technologies Corp., Sr. Unsec. Notes
4.875% 05/01/2015	375,000	375,880
Total Industrial		651,322

Technology (0.72%)
Hewlett-Packard Co., Sr. Unsec. Notes
2.125% 09/13/2015	400,000	402,580

Utilities (1.79%)
Exelon Corp. Sr. Unsec. Notes
4.900% 06/15/2015	379,000	382,007
Georgia Power Co., Sr. Unsec. Notes
0.591% 03/15/2016(a)	220,000	219,930
Progress Energy, Inc., Sr. Unsec. Notes
5.625% 01/15/2016	385,000	399,447
Total Utilities		1,001,384

TOTAL CORPORATE BONDS (Cost $17,819,772)		17,814,920

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2015	7

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (15.70%)
Commercial (15.27%)
Ally Master Owner Trust
Series 2013-1, 1.000% 02/15/2018	$175,000	$175,392
Bank of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, 5.115% 10/10/2045(a)	269,453	270,910
Series 2005-6, 5.178% 11/10/2015(a)	122,852	124,304
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, 4.871% 09/11/2042	262,950	264,258
Series 2005-T20, 5.140% 10/12/2042(a)	276,368	278,836
Series 2006-T24, 5.537% 09/12/2016	384,286	403,366
CD Commercial Mortgage Trust
Series 2005-CD1, 5.225% 07/15/2044(a)	352,199	353,986
Chase Issuance Trust
Series 2012-A5, 0.590% 08/15/2017	710,000	710,398
Citibank Credit Card Issuance Trust
Series 2013-A1, 0.274% 04/24/2017(a)	215,000	214,973
Citigroup Commercial Mortgage Trust
Series 2006-C4, 5.768% 03/15/2049	370,000	387,700
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, 4.730% 07/15/2037	506,000	506,062
Series 2005-C4, 5.104% 08/15/2038(a)	90,839	91,067
Discover Card Execution Note Trust
Series 2012-A5, 0.375% 01/16/2018(a)	350,000	350,089
Ford Credit Floorplan Master Owner Trust
Series 2013-5, 0.645% 09/15/2018(a)	400,000	400,812
GE Dealer Floorplan Master Note Trust
Series 2012-3, 0.666% 06/20/2017(a)	300,000	300,116
GS Mortgage Securities Trust
Series 2011-GC5, 2.999% 08/10/2016	350,000	358,352
Series 2006-GG6, 5.622% 01/10/2016	275,000	282,912
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP2, 4.738% 07/15/2042	48,312	48,243
LB-UBS Commercial Mortgage Trust
Series 2005-C3, 4.843% 07/15/2040	145,000	145,225
Series 2006-C1, 5.156% 01/15/2016	188,506	191,335
Series 2005-C7, 5.197% 11/15/2030(a)	86,918	87,347
Merrill Lynch Mortgage Trust
Series 2005-CKI1, 5.282% 11/12/2037(a)	405,000	412,665
Series 2005-LC1, 5.291% 01/12/2044(a)	218,544	222,134
Series 2006-C1, 5.659% 05/12/2039(a)	375,000	386,965
Morgan Stanley Capital I Trust
Series 2005-T19, 4.890% 06/12/2047	126,157	126,304
Series 2006-T21, 5.162% 10/12/2052(a)	270,000	273,795

See Notes to Consolidated Financial Statements.

8	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Commercial (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, 4.750% 05/15/2044	$470,064	$469,981
Series 2005-C20, 5.118% 07/15/2042(a)	194,548	195,003
Series 2005-C20, 5.179% 07/15/2042(a)	237,000	238,865
Series 2005-C21, 5.272% 10/15/2044(a)	255,910	257,830
Total Commercial		8,529,225

U.S. Government Agency (0.43%)
Fannie Mae Connecticut Avenue Securities
Series 2014-C03, 1.374% 07/25/2024(a)	240,310	240,530

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,845,208)		8,769,755

MUNICIPAL BONDS (0.79%)
State of California Pre-refunded Various Purpose, General Obligation Unlimited Bonds (AD Valorem Property Tax),
5.450% 04/01/2015	390,000	390,000
State of California Taxable Various Purpose, General Obligation Bonds
5.950% 04/01/2016	50,000	52,653

TOTAL MUNICIPAL BONDS (Cost $442,465)		442,653

U.S. TREASURY NOTES & BONDS (12.98%)
U.S. Treasury Notes
0.250% 05/31/2015	1,000,000	1,000,078
0.250% 09/15/2015	2,350,000	2,351,102
0.250% 11/30/2015	1,200,000	1,200,281
0.375% 03/31/2016	2,700,000	2,702,533

TOTAL U.S. TREASURY NOTES & BONDS (Cost $7,253,670)		7,253,994

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2015	9

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (12.82%)
Money Market Funds (12.82%)
Morgan Stanley Liquidity Fund - Prime Portfolio, Institutional Class	0.06962%	3,863,133	$3,863,133
Morgan Stanley Liquidity Fund - Tax-Exempt Portfolio, Institutional Class	0.01000%	3,299,722	3,299,722
Total Money Market Funds			7,162,855

TOTAL SHORT-TERM INVESTMENTS (Cost $7,162,855)			7,162,855

TOTAL INVESTMENTS (80.39%) (Cost $45,000,935)			$44,920,387

Other Assets In Excess Of Liabilities (19.61%)			10,954,529	(b)

NET ASSETS (100.00%)			$55,874,916

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(b)	Includes cash which is being held as collateral for swap contracts.

Common Abbreviations:
GMTN - Global Medium Term Notes.
LLC - Limited Liability Company.
MTN - Medium Term Notes
PLC - Public Limited Company.
Sr. - Senior.
Sub. - Subordinated.
Unsec. - Unsecured.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

See Notes to Consolidated Financial Statements.

10	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the manager has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. In addition, the swap provides for a 0.50% fee to Deutsche Bank. (Notional Value $33,271,902)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
H2O Asset Management	16.53%	Discretionary Macro | Fundamental
QMS Capital management	15.03%	Quantative | Fundamental & Technical Models
The Cambridge Strategy	14.61%	Quantative | Fundamental & Technical Models
Cabel Capital Management	13.84%	Quantative | Short Term
Blackwater Capital Management	9.17%	Trend Follower | Pattern Recognition

Unrealized Appreciation
$23,196

Total return swap with Newedge USA, LLC. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Newedge USA, LLC. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager, and the mix of trading programs. The swap was effective on October 15, 2014 and may be terminated by either party with at least two business days notice to the other party. In addition, the swap provides for a 0.50% fee to Newedge USA, LLC. (Notional Value $15,991,478)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
Willowbridge Associates	16.29%	Discretionary Macro | Fundamental
Tialoc Capital	14.52%	Discretionary Macro | Fundamental

Unrealized Appreciation
$588,276

Unrealized Appreciation
Total Net Unrealized Appreciation on Swap Contracts	$611,472

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2015	11

Insignia Macro Fund	Consolidated Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS:
Investments, at value (cost $45,000,935)	$44,920,387
Cash	3,512,027
Deposit with broker for swap contracts (Note 3)	3,199,864
Unrealized gain on swap contracts	611,472
Receivable for swap contract payments	4,117,715
Receivable for shares sold	500,174
Interest and dividends receivable	183,620
Prepaid expenses and other assets	33,304
Total Assets	57,078,563

LIABILITIES:
Payable for swap contract payments	622,007
Payable for investments purchased	496,905
Payable for shares redeemed	3,100
Payable to advisor	34,602
Professional fees payable	25,636
Payable for legal fees	191
Payable to trustees	2,278
Payable to chief compliance officer	2,056
Accrued expenses and other liabilities	16,872
Total Liabilities	1,203,647
NET ASSETS	$55,874,916

NET ASSETS CONSIST OF:
Paid‐in capital (Note 7)	$51,710,737
Accumulated net investment loss	(212,494)
Accumulated net realized gain on investments and swap contracts	3,845,749
Net unrealized appreciation on investments and swap contracts	530,924
NET ASSETS	$55,874,916

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$11.09
Net Assets	$255,467
Shares of beneficial interest outstanding	23,043
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$11.74
Class I:
Net Asset Value, offering and redemption price per share	$11.09
Net Assets	$55,619,449
Shares of beneficial interest outstanding	5,016,575

See Notes to Consolidated Financial Statements.

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Insignia Macro Fund	Consolidated Statement of Operations

For the Six Months ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$119,870
Dividends	1,126
Total Investment Income	120,996

EXPENSES:
Investment advisory fee (Note 8)	261,041
Administration fee	86,571
Distribution and service fees
Class A	143
Custodian fee	6,682
Legal fees	15,699
Audit fees	9,037
Transfer agent fee	20,864
Trustees fees and expenses	13,169
Registration fees	11,474
Printing fees	1,764
Chief compliance officer fee	12,473
Insurance expense	2,108
Offering costs	36,616
Other expenses	6,618
Total Expenses	484,259
Less fees waived/reimbursed by investment advisor
Class A	(419)
Class I	(150,357)
Total fees waived/reimbursed by investment adviser (Note 8)	(150,776)
Net Expenses	333,483
NET INVESTMENT LOSS	(212,487)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SWAP CONTRACTS:
Net realized gain on:
Investments	494
Swap contracts	3,845,278
Net realized gain	3,845,772

Change in unrealized (depreciation) on:
Investments	(36,704)
Swap contracts	(286,621)
Net change	(323,325)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SWAP CONTRACTS	3,522,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,309,960

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2015	13

Insignia Macro Fund	Consolidated Statements of Changes in Net Assets

	Six Months	For the Period
	Ended	Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(a)
OPERATIONS
Net investment loss	$(212,487)	$(112,138)
Net realized gain/(loss) on investments	494	(3,787)
Net realized gain on swap contracts	3,845,278	249,006
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	(323,325)	854,249
Net increase in net assets resulting from operations	3,309,960	987,330
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Advisor Class	(465)	—
Institutional Class	(193,741)	—
From net realized gains on investments
Advisor Class	(81)	—
Institutional Class	(30,286)	—
Total distributions	(224,573)	—

BENEFICIAL SHARE TRANSACTIONS (Note 7)
Class A
Shares sold	189,090	80,158
Dividends reinvested	546	—
Shares redeemed	(26,331)	—
Net increase from beneficial share transactions	163,305	80,158
Class I
Shares sold	30,875,160	24,941,071
Dividends reinvested	10,918	—
Shares redeemed	(2,362,186)	(1,908,664)
Redemption fees	47	2,390
Net increase from beneficial share transactions	28,523,939	23,034,796
Net increase in net assets	31,772,631	24,102,285

NET ASSETS
Beginning of period	24,102,285	—
End of period (including accumulated net investment income/(loss) of $(212,494) and $194,199)	$55,874,916	$24,102,285

(a)	Commenced operations on January 2, 2014.

See Notes to Consolidated Financial Statements.

14	www.insigniafunds.com

Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)		(0.08)
Net realized and unrealized gain on investments and swap contracts	0.79		0.50
Total from Investment Operations	0.72		0.42

LESS DISTRIBUTIONS:
From investment income	(0.04)		—
From net realized gain on investments	(0.01)		—
Total Distributions	(0.05)		—
NET INCREASE IN NET ASSET VALUE	0.67		0.42
NET ASSET VALUE, END OF PERIOD	$11.09		$10.42

TOTAL RETURN(c)	6.95%		4.20%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$255		$85

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	2.59	%(d)	80.48	%(d)
Operating expenses including reimbursement/waiver	1.85%	(d),(e)	1.75	%(d)
Net investment loss including reimbursement/waiver	(1.27	)%(d)	(1.03	)%(d)

PORTFOLIO TURNOVER RATE	53	%(f)	43	%(f)

(a)	Commenced operations on January 2, 2014.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.75% to 2.00% effective February 1, 2015.
(f)	Not annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2015	15

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)		(0.06)
Net realized and unrealized gain on investments and swap contracts	0.78		0.48
Total from Investment Operations	0.73		0.42

LESS DISTRIBUTIONS:
From investment income	(0.05)		—
From net realized gain on investments	(0.01)		—
Total Distributions	(0.06)		—
REDEMPTION FEES (Note 7)	0.00	(c)	0.00	(c)
NET INCREASE IN NET ASSET VALUE	0.67		0.42
NET ASSET VALUE, END OF PERIOD	$11.09		$10.42

TOTAL RETURN(d)	7.00%		4.20%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$55,619		$24,017

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	2.32	%(e)	3.62	%(e)
Operating expenses including reimbursement/waiver	1.60	%(e),(f)	1.50	%(e)
Net investment loss including reimbursement/waiver	(1.02	)%(e)	(0.85	)%(e)

PORTFOLIO TURNOVER RATE	53	%(g)	43	%(g)

(a)	Commenced operations on January 2, 2014.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Less than $0.005 per share.
(d)	Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Contractual expense limitation changed from 1.50% to 1.75% effective February 1, 2015.
(g)	Not annualized.

See Notes to Consolidated Financial Statements.

16	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary investment objective is to seek long-term risk-adjusted total return.  The Fund currently offers Class A shares and Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust has an unlimited number of shares with no par value per share.  The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the consolidated statements of investments and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of March 31, 2015, net assets of the Fund were $55,874,916, of which $10,606,025, or 18.98%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Over‐the‐counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities.

Semi-Annual Report | March 31, 2015	17

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves.  If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

18	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Investments in Securities at Value	Quoted Prices	Inputs	Inputs	Total
Asset‐Backed Securities	$—	$3,476,210	$—	$3,476,210
Corporate Bonds
Basic Materials	—	1,163,031	—	1,163,031
Communications	—	3,227,401	—	3,227,401
Consumer, Cyclical	—	783,146	—	783,146
Consumer, Non‐cyclical	—	3,482,856	—	3,482,856
Energy	—	1,138,519	—	1,138,519
Financial	—	5,964,681	—	5,964,681
Industrial	—	651,322	—	651,322
Technology	—	402,580	—	402,580
Utilities	—	1,001,384	—	1,001,384
Mortgage‐Backed Securities	—	8,769,755	—	8,769,755
Municipal Bonds	—	442,653	—	442,653
U.S. Treasury Notes & Bonds	—	7,253,994	—	7,253,994
Short‐Term Investments	7,162,855	—	—	7,162,855
TOTAL	$7,162,855	$37,757,532	$—	$44,920,387

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets:
Total Return Swap Contracts	$—	$611,472	$—	$611,472
TOTAL	$—	$611,472	$—	$611,472

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Offering Costs: The Fund incurred offering costs during the period ended March 31, 2015. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through March 31, 2015 are shown on the Fund’s Statement of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Semi-Annual Report | March 31, 2015	19

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of

20	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes.  In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Semi-Annual Report | March 31, 2015	21

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.  In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Swap Contracts: The Fund may enter into swap transactions to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Consolidated Statement of Assets and Liabilities.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose

22	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at March 31, 2015 are disclosed in the Consolidated Portfolio of Investments.

The average notional shares of the Fund’s swap positions for the period ended March 31, 2015 was 41,439,686.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2015:

		Asset
		Derivatives
	Consolidated Statement of	Gross	Liability Derivatives
	Assets and Liabilities	Unrealized	Gross Unrealized
Risk Exposure	Location	Appreciaition	Depreciation
Commodity Contracts (total return swap contracts)	Unrealized appreciation on swap contracts	$611,472	$—
Total		$611,472	$—

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended March 31, 2015:

			Change in Unrealized
	Consolidated Statement	Realized Gain on	Depreciation on
Risk Exposure	of Operations Location	Derivatives Recognized	Derivatives Recognized
Commodity Contracts (total return swap contracts)	Net realized gain on Swap Contracts/ Change in unrealized appreciation on swap contracts	$3,845,278	$(286,621)
Total		$3,845,278	$(286,621)

Semi-Annual Report | March 31, 2015	23

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

4. OFFSETTING AGREEMENTS

Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. The Fund may manage counterparty risk by entering into enforceable collateral arrangements with counterparties to securities lending agreements. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table presents derivative financial instruments and securities lending arrangements that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2015.

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
		Gross	Net Amounts
		Amounts	Presented in
		Offset in the	the
	Gross	Consolidated	Consolidated
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral	Net Amount
Description	Assets	Liabilities	Liabilities	Instruments (a)	Received(a)	Receivable
Assets
Total Return Swaps	$611,472	$—	$611,472	$—	$—	$611,472
Total	$611,472	$—	$611,472	$—	$—	$611,472

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

5. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

24	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$9,722
Gross unrealized depreciation (excess of tax cost over value)	(90,270)
Net appreciation of foreign currency and derivatives	—
Net unrealized depreciation	$(80,548)
Cost of investments for income tax purposes	$45,000,935

6. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short‐term securities, during the six months ended  March 31, 2015 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$29,766,909	$12,653,421

Purchases and sales of U.S. Government Obligations during the period ended March 31, 2015 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$7,255,706	$2,080,000

7. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2015, the redemption fees charged by the Fund are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2015	25

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Transactions in common shares were as follows:

	Six Months	For the Period
	Ended	Ended
	March 31, 2015	September 30, 2014(a)
Class A:
Shares sold	17,253	8,162
Shares issued in reinvestment of distributions to shareholders	52	—
Shares redeemed	(2,424)	—
Net increase from share transactions	14,881	8,162

Class I:
Shares sold	2,927,668	2,498,179
Shares issued in reinvestment of distributions to shareholders	1,032	—
Shares redeemed	(217,284)	(193,020)
Net increase from share transactions	2,711,416	2,305,159
(a)	Commenced operations on January 2, 2014.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The Fund has two unaffiliated shareholders representing approximately 80% of total Fund shares. Investment activities of these shareholders could have a material impact on the Fund.

8. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Meritage Capital, LLC (“Meritage Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser has delegated a portion of the daily management of the Fund to Sage Advisory Services, Ltd. Co. (the “Sub-Adviser”). The Adviser and the Sub-Adviser manage the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.25%.  Pursuant to an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.10% for the first $25 million, 0.18% basis points for the subsequent $25 million and 0.10% basis points once assets have reached over $50 million, with a minimum annual fee of $25,000.  These management fees are based on the Fund’s average daily net assets during the month and are paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.  The initial term for both the Advisory Agreement and Sub-Advisory Agreement is two years.  The Board may extend the Advisory Agreement and/or the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement or the Sub-Advisory Agreement upon 60 days’ notice.

26	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.75% of the Fund’s average daily net assets for Class A and Class I shares. The Fee Waiver Agreement is in effect through January 31, 2016.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board.

For the six-months ended March 31, 2015, the fee waivers and/or reimbursements were as follows:

Fees
Waived/Reimbursed
by Adviser
Class A	$(419)
Class I	(150,357)
TOTAL	$(150,776)

As of March 31, 2015, the balances of recoupable expenses were as follows:

	Expires 2018	Expires 2017
Class A	$(419)	$(27,075)
Class I	(150,357)	(272,155)

Administrator: ALPS Fund Services, Inc (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust.

Semi-Annual Report | March 31, 2015	27

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2015 (Unaudited)

Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a separate plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.  The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Class A shares.  Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

9. TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Commission meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

28	www.insigniafunds.com

Insignia Macro Fund	Additional Information

March 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll‐free) at 1‐855‐674‐4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 will be available (i) without charge, upon request, by calling the Fund (toll‐free) at 1‐855‐674‐4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Fund’s Forms N‐Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

Semi-Annual Report | March 31, 2015	29

SEMI-ANNUAL REPORT

MARCH 31, 2015

Class A | IGMFX
Class I | IGMLX

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Insignia Macro Fund.

INSIGNIA MACRO FUND

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Additional Information	17

New Sheridan Developing World Fund	Shareholder Letter

March 31, 2015 (Unaudited)

Dear Shareholders,

During the period of October 1st 2014 to March 31st 2015, the New Sheridan Developing World Fund (the “Fund”) depreciated 4.91% versus the MSCI Emerging Markets Index which depreciated 2.37%.  From a geographic and sector perspective, the largest detractor of the Fund relative to the benchmark was our overweight in Mexican equities and overweight position in healthcare.  We have steadily reduced our position in Mexican equities to reflect oil price weakness, and the resulting change in economic outlook.  The highest positive contribution relative to the benchmark was attributed to our overweight position in the Philippines and our individual selections in financials, which outperformed the benchmark despite representing an underweight position in the sector.

The precipitous decline in oil during the 4th quarter of 2014 created both opportunities and challenges for many economies across the globe.  For net energy importers, lower oil prices decreased trade imbalances, current account deficits, and served to strengthen the currencies.  Several of these countries used the oil price decline to reduce or remove multi-year fuel subsidies that historically strained government budgets and created disincentives for oil and gas investment.  India is an example where the oil price decline has served as an important tailwind for the economy, for both the government and the consumer.

For net energy exporters, lower oil prices increased trade imbalances, current account deficits and weakened currencies.  Anticipating that oil revenues would drop severely in 2015, some countries aggressively decreased the fiscal budget and downwardly adjusted spending programs.  Mexico is an example where the oil price decline has served as an impediment to the economy, and has dampened optimism surrounding the country’s important energy reform program.

Viewed as a whole, we believe lower oil prices are a net tailwind for the developing world.  First, lower government expenditures on energy enable higher spending on infrastructure, healthcare, and education; spending in these important categories generate elevated returns on investment versus simply importing fuel.  Secondly, a consumer in the developing world allocates a large percentage of wages towards basic needs, such as food and transportation, versus consumers in the developed world.  While we believe lower oil prices benefit consumers worldwide, the positive effect on consumers in the developing world is greater than those in the developed world.

Global investing is incredibly dynamic.  We anticipate a wide performance divergence amongst countries in the developing world to continue for the foreseeable future.  The effect of the oil price decline on economies across the globe supports this view and further reinforces an active approach to portfolio management.

Thank you for your support and we look forward to future communication with our shareholders.

Russell Hoss, CFA Managing Partner	Richard Hoss Managing Partner

The New Sheridan Developing World Fund is not suitable for all investors. Subject to investment risks, including possible loss of principal amount invested.

Carefully consider the risks and special considerations associated with investing in the Fund. You may lose money by investing in the Fund. Small-cap stocks are subject to substantial risks such as market, business, size volatility, management experience, product diversification, financial resource, competitive strength, liquidity and potential to fall out of favor that may cause their prices to fluctuate over time, sometimes rapidly and unpredictably. Foreign investments also present risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in securities regulations and accounting standards, possible changes in taxation, limited public information and other factors. The risks are magnified in countries with emerging markets, since these countries may have relatively unstable governments and less established markets and economies.

Not FDIC Insured – No Bank Guarantee – May Lose Value

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time,

Semi-Annual Report | March 31, 2015	1

New Sheridan Developing World Fund	Shareholder Letter

March 31, 2015 (Unaudited)

are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

2	1.844.805.5999 | www.newsheridanadvisors.com

New Sheridan Developing World Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance (for the period ended March 31, 2015)

	3 Month	6 Month	Since Inception*
New Sheridan Developing World Fund	3.91%	-4.91%	-6.91%
MSCI Emerging Markets Index (a)	2.24%	-2.37%	-10.25%
MSCI Frontier Markets Index (b)	-3.11%	-15.18%	-14.96%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 805-5999 or by visiting www.newsheridanadvisors.com.
*	Fund’s inception date is September 8, 2014.
(a)	MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index currently consists of 23 emerging economies.
(b)	MSCI Frontier Markets Index is a free float weighted index. MSCI currently classifies 33 countries as Frontier Markets, 24 of which are currently included in the MSCI Frontier Markets Index.
Returns of less than 1 year are cumulative.
Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.
The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the January 28, 2015 Prospectus) are 2.30% and 1.86%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2016.
The Fund is new and has a limited operating history.

Performance of $10,000 Initial Investment (for the period ended March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2015	3

New Sheridan Developing World Fund	Portfolio Update

March 31, 2015 (Unaudited)
Top Ten Long Holdings (as a % of Net Assets)*

AIA Group Ltd.	5.69%
PT Bank Rakyat Indonesia Persero Tbk	4.49%
Universal Robina Corp.	3.47%
Great Wall Motor Co. Ltd.- Class H	3.32%
GT Capital Holdings, Inc.	2.58%
Fortis Healthcare Ltd.	2.58%
Robinsons Retail Holdings, Inc.	2.51%
BDO Unibank, Inc.	2.50%
PT Siloam International Hospitals Tbk	2.41%
Techtronic Industries Co. Ltd.	2.38%
Top Ten Holdings	31.93%

Country Allocation (as a % of Net Assets)*

Philippines	15.10%
Indonesia	13.38%
China	11.23%
India	10.89%
Hong Kong	8.07%
Taiwan	6.62%
Vietnam	5.33%
Mexico	4.71%
South Korea	3.61%
Thailand	3.46%
Egypt	3.20%
United States	2.22%
South Africa	2.10%
Malaysia	2.04%
Singapore	2.04%
Chile	1.12%
Argentina	1.12%
Cash, Cash Equivalents, & Other Net Assets	3.76%
Total	100.00%

*	Holdings are subject to change. Tables present indicative values only.

4	1.844.805.5999 | www.newsheridanadvisors.com

New Sheridan Developing World Fund	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)

Examples. As a shareholder of the New Sheridan Developing World Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held through March 31, 2015.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expense Paid
				During Period
	Beginning Account Value	Ending Account Value	Expense	October 1, 2014-
	October 1, 2014	March 31, 2015	Ratio(a)	March 31, 2015(b)
New Sheridan Developing World Fund Investor
Actual	$1,000.00	$950.90	1.85%	$9.00
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	1.85%	$9.30

(a)	The Fund’s expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2015	5

New Sheridan Developing World Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.24%)
Argentina (1.12%)
Banco Macro SA ADR	500	$28,600

Chile (1.12%)
E.CL SA	18,258	28,616

China (11.23%)
Alibaba Group Holding Ltd. Sponsored ADR(a)	600	49,944
Great Wall Motor Co. Ltd.‐ Class H	12,000	84,596
Ping An Insurance Group Co. of China Ltd.‐ Class H	5,000	59,983
Sihuan Pharmaceutical Holdings Group Ltd.	66,000	37,543
WuXi PharmaTech Cayman, Inc. ADR(a)	1,400	54,292
Total China		286,358

Egypt (3.20%)
Commercial International Bank Egypt SAE	6,300	46,441
Oriental Weavers	25,000	35,069
Total Egypt		81,510

Hong Kong (8.07%)
AIA Group Ltd.	23,100	145,033
Techtronic Industries Co. Ltd.	18,000	60,685
Total Hong Kong		205,718

India (10.89%)
Axis Bank Ltd.	5,400	48,431
Bharat Forge Ltd.	2,800	57,158
Fortis Healthcare Ltd. (a)	25,000	65,755
Motherson Sumi Systems Ltd.	6,900	56,713
Tata Motors Ltd. Sponsored ADR	1,100	49,566
Total India		277,623

Indonesia (13.38%)
PT Bank Rakyat Indonesia Persero Tbk	113,000	114,618
PT Global Mediacom Tbk	400,000	53,458
PT Indofood CBP Sukses Makmur Tbk	50,000	56,047
PT Matahari Department Store Tbk	37,000	55,641
PT Siloam International Hospitals Tbk (a)	60,000	61,491
Total Indonesia		341,255

Malaysia (2.04%)
IHH Healthcare Bhd	32,000	51,929

Mexico (4.71%)
Credito Real SAB de CV	18,110	42,706

		Value
	Shares	(Note 2)
Mexico (continued)
Grupo Industrial Saltillo SAB de CV (a)	16,000	$33,744
Infraestructura Energetica Nova SAB de CV	8,000	43,694
Total Mexico		120,144

Philippines (15.10%)
Ayala Corp.	3,000	53,314
BDO Unibank, Inc.	23,000	63,738
GT Capital Holdings, Inc.	2,200	65,866
Robinsons Retail Holdings, Inc.	34,000	63,893
SSI Group, Inc. (a)(b)	220,000	50,070
Universal Robina Corp.	17,500	88,397
Total Philippines		385,278

Singapore (2.04%)
Silverlake Axis Ltd.	52,000	51,911

South Africa (2.10%)
Mr Price Group Ltd.	2,500	53,470

South Korea (3.61%)
i‐SENS, Inc. (a)	1,000	44,045
Koh Young Technology, Inc.	1,200	48,044
Total South Korea		92,089

Taiwan (6.62%)
Advantech Co. Ltd.	7,600	57,791
Delta Electronics, Inc.	8,500	53,562
Hermes Microvision, Inc.	1,000	57,532
Total Taiwan		168,885

Thailand (3.46%)
Kasikornbank Pub Co. PCL (a)	7,000	49,220
MC Group PCL	87,000	39,029
Total Thailand		88,249

United States (2.22%)
Nexteer Automotive Group Ltd.	56,000	56,492

Vietnam (5.33%)
Bank for Foreign Trade of Vietnam JSC	28,900	47,061
Japan Vietnam Medical Instrument JSC	50,000	47,784
Mobile World Investment Corp. (a)	8,290	41,152
Total Vietnam		135,997

TOTAL COMMON STOCKS
(Cost $2,313,117)		2,454,124

See Notes to Financial Statements.

6	1.844.805.5999 | www.newsheridanadvisors.com

New Sheridan Developing World Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

			Value
	7 Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.80%)
Morgan Stanley Institutional Liquidity Funds	0.071%	71,358	71,358

TOTAL SHORT TERM INVESTMENTS (Cost $71,358)			71,358

TOTAL INVESTMENTS (99.04%) (Cost $2,384,475)			$2,525,482

Net Other Assets Less Liabilities (0.96%)			24,633

NET ASSETS (100.00%)			$2,550,115

(a)	Non-income producing security.
(b)
These securities were initially sold to other parties pursuant to Regulation S under the Securities Act of 1933, as amended, and subsequently resold to the Fund. As of March 31, 2015, the aggregate market values of these securities were $50,070, representing 1.96% of the Fund’s net assets.

Common Abbreviations:

ADR	-	American Depositary Receipt.
Bhd	-	Berhad, Public Limited Company in Malaysia.
JSC	-	Joint Stock Company
Ltd.	-	Limited.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PT	-	Perseroan Terbatas, meaning “private limited”, which is the equivalent of an incorporated entity in the U.S.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
SAE	-	SAE, Societe Anonyme Egyptienne ( Egyptian Joint Stock Company)
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	7

New Sheridan Developing World Fund	Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS:
Investments, at value (Cost $2,384,475)	$2,525,482
Foreign currency, at value (Cost $8,007)	7,916
Dividends receivable	3,398
Receivable due from advisor	44,782
Prepaid offering costs	6,050
Prepaid expenses and other assets	5,279
Total Assets	2,592,907

LIABILITIES:
Foreign capital gains tax	3,766
Payable administration and transfer agency fees	13,336
Payable distribution and services fees	540
Trustees’ fees and expenses payable	28
Payable to chief compliance officer	1,628
Payable for shareholder reports	785
Payable legal fees	6,934
Payable audit and tax fees	11,646
Custody fees payable	2,259
Accrued expenses and other liabilities	1,870
Total Liabilities	42,792
NET ASSETS	$2,550,115

NET ASSETS CONSIST OF:
Paid‐in capital (Note 5)	$2,703,734
Accumulated net investment loss	(17,688)
Accumulated net realized loss on investments and foreign currency transactions	(273,069)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	137,138
NET ASSETS	$2,550,115

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$9.30
Shares of beneficial interest outstanding	274,217

See Notes to Financial Statements.

8	1.844.805.5999 | www.newsheridanadvisors.com

New Sheridan Developing World Fund	Statement of Operations

For the Period Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,974
Foreign taxes withheld on dividends	(866)
Total Investment Income	5,108

EXPENSES:
Investment advisory fees (Note 6)	16,028
Administrative and transfer agency fees	77,842
Distribution and service fees	2,968
Legal fees	6,852
Audit and tax fees	8,646
Printing fees	38
State registration fees	1,723
SEC registration fees	27
Insurance fees	129
Custody fees	8,173
Trustees’ fees and expenses	848
Chief compliance officer fees	9,978
Offering costs	32,713
Other expenses	5,678
Total Expenses	171,643
Less fees waived/reimbursed by investment advisor (Note 6)	(149,678)
Net Expenses	21,965
NET INVESTMENT LOSS	(16,857)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(273,207)
Foreign currency transactions	138
Net realized loss	(273,069)

Net change in appreciation/(depreciation) on:
Investments (net of foreign capital gains tax of $(3,766))	182,192
Translation of assets and liabilities denominated in foreign currencies	(103)
Net change	182,089
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(90,980)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,837)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	9

New Sheridan Developing World Fund	Statements of Changes in Net Assets

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(a)
OPERATIONS:
Net investment loss	$(16,857)	$(1,913)
Net realized gain/(loss) on investments and foreign currency transactions	(273,069)	2,989
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	182,089	(44,951)
Net Decrease in Net Assets Resulting from Operations	(107,837)	(43,875)

DISTRIBUTIONS:
Dividends to shareholders from net investment income Investor Class	(2,251)	—
Net Decrease in Net Assets from Distributions	(2,251)	—

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold	630,890	2,070,937
Dividends reinvested	2,251	0
Net Increase from capital share transactions	633,141	2,070,937

Net increase in net assets	523,053	2,027,062

NET ASSETS
Beginning of period	2,027,062	—
End of period (Including accumulated net investment income/(loss) of $(17,688) and $1,420)	$2,550,115	$2,027,062

(a)	Commenced operations on September 9, 2014.

See Notes to Financial Statements.

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New Sheridan Developing World Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the
	Six Months Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
Net asset value, beginning of period	$9.79		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)		(0.01)
Net realized and unrealized loss	(0.41)		(0.20)
Total from investment operations	(0.48)		(0.21)

DISTRIBUTIONS:
From net investment income	(0.01)		(0.01)
Total distributions	(0.01)		—

Net decrease in net asset value	(0.49)		(0.21)
Net asset value, end of period	$9.30		$9.79

TOTAL RETURN(c)	(4 .91)%		(2.10)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,550		$2,027

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets excluding fee waivers and reimbursements	14 .46	%(d)	34.14	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1 .85	%(d)	1.85	%(d)
Ratio of net investment loss to average net assets	(1 .42	)%(d)	(1.82	)%(d)
Portfolio turnover rate(e)	55 .0%		0.0%

(a)	Commenced operations on September 9, 2014.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2015	11

New Sheridan Developing World Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

1. ORGANIZATION

The ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the New Sheridan Developing World Fund (the “Fund”).  The Fund’s primary investment objective is to seek long term capital appreciation.  The Fund currently offers Investor Class shares. The Trust has an unlimited number of shares with no par value per share.  The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value.  In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.  The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

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New Sheridan Developing World Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

New Sheridan Developing World Fund

		Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks
Argentina	$28,600	$—	$—	$28,600
Chile	28,616	—	—	28,616
China	104,236	182,122	—	286,358
Egypt	—	81,510	—	81,510
Hong Kong	—	205,718	—	205,718
India	115,321	162,302	—	277,623
Indonesia	61,491	279,764	—	341,255
Malaysia	51,929	—	—	51,929
Mexico	120,144	—	—	120,144
Philippines	63,893	321,385	—	385,278
Singapore	51,911	—	—	51,911
South Africa	—	53,470	—	53,470
South Korea	—	92,089	—	92,089
Taiwan	—	168,885	—	168,885
Thailand	—	88,249	—	88,249
United States	—	56,492	—	56,492
Vietnam	135,997	—	—	135,997
Short Term Investments	71,358	—	—	71,358
TOTAL	$833,496	$1,691,986	$—	$2,525,482

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Offering Costs: The Fund incurred offering costs during the period ended March 31, 2015. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through March 31, 2015 are shown on the Fund’s Statement of Operations and amounts that remain to be amortized are shown on the Fund’s Statement of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the

Semi-Annual Report | March 31, 2015	13

New Sheridan Developing World Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual.

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2015, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$238,930
Gross unrealized depreciation (excess of tax cost over value)	(97,923)
Net unrealized appreciation (depreciation)	141,007
Cost of investments for income tax purposes	$2,384,475

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New Sheridan Developing World Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short‐term securities, during the period ended March 31, 2015 were as follows:

Proceeds from Sales of
Purchases of Securities	Securities
$1,972,303	$1,283,106

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares redeemed within 30 calendar days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six-month period ended March 31, 2015, the redemption fees charged by the Fund are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014(a)
Shares sold	66,853	207,105
Dividends reinvested	259	—
Shares redeemed	—	—
Net increase in shares outstanding	67,112	207,105

(a)	Commenced operations on September 9, 2014.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  The Fund had two affiliated shareholders representing approximately 32% of total Fund shares. Investment activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: New Sheridan Advisors, LLC (“New Sheridan” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.35% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.60% of the Fund’s average daily net assets.  The Fee Waiver Agreement is in effect through January 31, 2016.  The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred.  The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board.

For the period ended March 31, 2015, the fee waivers and/or reimbursements were $149,678.

Semi-Annual Report | March 31, 2015	15

New Sheridan Developing World Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

As of March 31, 2015, the balance of recoupable expenses was $183,542, of which $149,678 will expire in 2018 and $53,864 will expire in 2017.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis, and paid on a monthly basis following the end of the month.

The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (as affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a separate plan of distribution for the Investor Class shares pursuant to Rule 12b‐1 of the 1940 Act (the “Plan”). The Plan allows the Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of the Investor Class shares and/or the provision of shareholder services to the Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class assets of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Investor Class’ average daily net assets attributable to the Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in the Investor Class shares, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

7. TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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New Sheridan Developing World Fund	Additional Information
March 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll‐free) at 1‐855‐674‐4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 will be available (i) without charge, upon request, by calling the Fund (toll‐free) at 1‐855‐674‐4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Fund’s Forms N‐Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

Semi-Annual Report | March 31, 2015	17

RIVERSIDE
FRONTIER MARKETS FUND

RIVERSIDE FRONTIER MARKETS FUND:
Investor Class (RFMFX) Institutional Class (RFMIX)

SEMI-ANNUAL MARCH 31, 2015

Riverside Frontier Markets Fund	Table of Contents

Shareholder Letter	1
Portfolio Update	7
Disclosure of Fund Expenses	9
Portfolio of Investments	10
Statement of Assets and Liabilities	17
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	23
Additional Information	35

Riverside Frontier Markets Fund	Shareholder Letter

March 31, 2015 (Unaudited)

Overview:
The last six months represented the toughest two consecutive quarters for the frontier markets since the period trailing 3/31/09, which marked the global markets’ lows post financial crisis. The MSCI Frontier Markets Total Return Net Index (MSEUFMSN) (“FM Index”) lost -15.2% over the half year period, and underperformed both the MSCI Developed Markets Total Return Net Index (NDDUWI) (“DM Index”) which gained 3.3% and the MSCI Emerging Markets Total Return Net Index (NDUEEGF) (“EM Index”) which lost -2.4%. Riverside Frontier Markets Fund (the “Fund”) managed to cut about a third of the FM Index losses and ended the half a year period with -9.9% loss for the Institutional Class (RFMIX) and -10.0% for the Investor Class (RFMFX). The Fund benefited by significant underexposure to Kuwait and Nigeria, which represented approximately 40% of the very concentrated FM Index and contributed about two thirds of the total FM Index loss during the period. The Fund continued to have much lower country concentrations relative to the benchmark as we believe the superior long term opportunities lie in a broader array of countries that we specified as our investable universe.

Investment Strategy:
The Fund utilizes a value driven, bottom‐up investment process. We begin with an investment universe of over 1500 companies, meeting certain liquidity requirement and domiciled in what we deem to be frontier markets in regions located around the world. Utilizing our proprietary fundamentals-based investment model, we rank the companies in our universe from a valuation perspective, which helps to filter the universe down to approximately 300 attractively ranked companies. Next, we subject these roughly 300 securities to what we call “corporate risk analysis”. In this phase of the process, we attempt to evaluate the risks facing the remaining companies for a variety of internal and external factors. The objective of this step of the process is to try to avoid those companies that we believe face risks that outweigh their attractive valuation rankings. Factors considered include an evaluation of the financial statements, management performance consistency, and corporate governance. Through this evaluation, we filter the list of purchase candidates down to approximately 125‐150 names from which we construct the portfolio. In the portfolio construction phase of the process, we focus primarily on mitigating total portfolio risk and maximizing diversification. In this phase, we consider such factors as individual position size, sector and industry diversification as well as country diversification. We also seek to statistically diversify the portfolio by considering the correlation of each security to the overall portfolio. The end result of the portfolio construction phase is a diversified portfolio of approximately 75‐120 companies that we believe offer attractive reward/risk ratios within the context of a fully diversified portfolio.

Portfolio Review:
We believe that the valuation and growth metrics of the portfolio are very compelling as noted in the table below:

Weighted Average Portfolio Valuation, March 31, 2015
			3-Yr EPS	3-Yr Div
Mkt Cap	Trl P/E	Est P/E	Gth	Gth	P/B	P/CF
$1.8 Bil	9.1	7.6	16.4%	22.0%	1.7	6.8

Semi-Annual Report | March 31, 2015	1

Riverside Frontier Markets Fund	Shareholder Letter

March 31, 2015 (Unaudited)

In our judgment, stocks within frontier markets have become even more attractively priced following the recent six month sell-off, while still offering strong long-term growth potential. We were able to build a diversified portfolio with the average correlation (R-squared) between individual holdings at only 2%. The weighted average trailing Price to Earnings ratio (“P/E”) for the portfolio was at 9.1x; and with trailing 3-year earnings per share (“EPS”) growth of 16%, it was trading at a P/E to Growth (“PEG”) ratio of only 0.6x. In comparison, S&P 500 PEG ratio as of March 31, 2015 was five times higher at 3.6x.

The last six months have seen a decline of almost 50% in oil prices, combined with US Dollar strength, as it is widely expected for the U.S. Federal Reserve to start increasing interest rates this year. This is in stark contrast to many of the world’s central banks that are expected to pursue more accommodative monetary policies. Lower oil prices have translated into lower inflation in many of the emerging and frontier markets allowing central banks to cut local interest rates. The Fund was able to cut a significant portion of the downside partly due to its relatively low exposure to countries that are net oil exporters as well as companies whose economics are directly tied to price of oil. As of the end of first quarter, the Fund’s exposure to net oil exporting countries was at about 27%. The direct exposure to the oil & gas industry was at 8%, while the exposure to the petrochemicals industry (which has historically exhibited a high correlation to oil prices) was at 5%. We have taken care to ensure that the portfolio only owns companies within these industries that are both very attractively priced and have strong balance sheets, which we feel will allow them to withstand longer periods of lower oil prices. We believe these companies should also benefit from the rapidly growing economies in their respective countries of domicile. About 19% of the Fund’s equity exposure was pegged to the US dollar, while most of the remainder of the portfolio is held in other foreign currencies that we generally deem to be fundamentally sound. The average external debt/gross domestic product (“GDP”) for the countries we have been invested in as of 3/31/15 was at about 38% and current account balance/GDP at 2.6%.

As the price of oil dropped during the fourth quarter, in general, the performance of portfolio stocks in countries highly dependent on oil exports suffered while those in net oil importing countries benefited. The Fund’s positions in Pakistan, Egypt and Turkey delivered positive returns, while positions in Saudi Arabia, Malaysia and Nigeria contributed the largest losses. As oil prices stabilized during first quarter our largest positive contributors to performance were in positions in Saudi Arabia, Israel and UAE, while the largest detractors from performance came from our stocks in Vietnam, Romania and Egypt.

The Fund’s Pakistani holdings continued to represent a significant weight in the portfolio. Despite the strong market performance over the last three years, Pakistan was still trading at discount to its peers. The weighted average dividend yield of our Pakistani holdings was 8.2%, with a 3-year average dividend growth of 12%, a P/E ratio of 8.1x, and an average 3-year EPS growth rate of 8.7%. The Pakistani market was quite volatile during period as a result of political concerns, yet it still ended up with a slight gain. Our stock selection added to the positive market performance over the time period. The macroeconomic situation continued to improve with Moody’s upgrading its outlook to positive, Pakistan successfully completed the International Monetary Fund’s sixth review, and lastly, Pakistan was able to reduce the discount rate as a result of lower inflation and an improving external account outlook. These factors contributed to the Pakistani Rupee being one of the very few currencies the appreciated against the US dollar for the period.

2	www.riversidefunds.com

Riverside Frontier Markets Fund	Shareholder Letter

March 31, 2015 (Unaudited)

We lowered the Saudi Arabian exposure during first quarter as the market rebounded on the relative stabilization of oil prices, orderly transition of power after the death of Saudi King Abdullah, and on preparations for opening of the Saudi market for direct investment by foreign investors. The strong relative market performance caused the equity valuation compared to growth to become relatively less attractive, warranting a lower portfolio weight.

As we mentioned earlier, the Fund benefitted over the time period by being roughly 35% underweight to Kuwait and Nigeria compared to the FM Index. While Nigerian banks exhibited some of the most attractive valuations in the universe, we have focused our investments only in those selective few we deem to be of higher quality and positioned to be able to continue to deliver good results in a lower oil price environment. The Nigerian Naira was one of the worst performing currencies over time period declining about 18% vs. the USD as the government finances are largely dependent on oil with 90% of exports and about two-thirds of the fiscal revenue derived from oil sales. Nigerian equities did stage a rebound following the elections at the end of March, which marked the first opposition victory in the presidential election. Nigeria is the largest economy in Africa and presents ample long-term opportunities. However, we still see significant headwinds from lower oil prices and worsening fiscal position and will continue to invest selectively.

Disappointing performance came from our Vietnamese positions where both our higher weight versus the FM Index as well as our stock selection detracted from the Fund’s relative performance. The market was especially hit hard in March, partly due to foreign selling. As of 3/31/15 we held what we deem to be a set of attractively priced, diversified holdings in Vietnam with a weighted average dividend yield of 6.6%, P/E ratio of 8.2x and Price to Cash Flow of 6.7x. Romania was also one of the disappointing performers where most of our positions’ losses were associated with exposure to the oil and gas industry. The portfolio’s total exposure to Romanian holdings at the end of March was below 3%.

The Fund’s performance relative to the FM Index was negatively affected during the first quarter due to Fund’s underweight exposure to Argentina, which at a 9% weight in the benchmark, contributed about 2% to its return. We have not invested in Argentina due to what we deem an unfavorable risk-reward scenario. In our view, Argentina is a country with a long history of economic mismanagement and a lack of protection for private investors. Moreover, with current capital flow restrictions, unofficial local currency rates over 40% weaker than official rates and non-government estimates of inflation over 40%, we believe there is a significant potential for another currency devaluation at some point in the future. Persistency of this situation has also contributed to no Argentine stocks passing our valuation and qualitative stock screening process.

Semi-Annual Report | March 31, 2015	3

Riverside Frontier Markets Fund	Shareholder Letter

March 31, 2015 (Unaudited)

In terms of diversification, as of March 31st, the Fund held 98 securities across 24 different countries (see country exposure below).

*	The composition of the Fund’s country exposure is subject to change and represents market value or notional exposure.

Outlook
As long-term value investors, the Fund’s discipline is focused on identifying undervalued securities with very attractive reward/risk ratios, while mitigating idiosyncratic risk by diversifying across the Fund’s frontier markets universe. Comparing the estimated P/E ratios for the FM Index versus the MSCI U.S. and MSCI All Country World Indexes, we note that the FM Index was selling at a discount of 42% and 38%, respectively as of March 31st, despite also having relatively higher long-term growth expectations. We also note that the long-term volatility of the FM Index is roughly 30% lower than the other two indexes as a result of the very low correlations across the constituent countries of the FM Index.

The Fund will continue to take advantage of these favorable investment characteristics of frontier markets by systematically implementing the long-term valuation discipline that is a core investment principle of Riverside Advisors. That discipline is focused on a 3 step process of (1) identifying the most attractively priced securities based on long-term metrics of value; (2) conducting corporate risk analysis to eliminate from consideration those securities with unappealing levels of idiosyncratic risk; and (3) constructing a portfolio consisting of those remaining securities that offers strong diversification benefits to the Fund’s portfolio.

Thank you for your interest in the Riverside Frontier Markets Fund.

Ana Kolar
Portfolio Manager

4	www.riversidefunds.com

Riverside Frontier Markets Fund	Shareholder Letter

March 31, 2015 (Unaudited)

Notes:

3 Yr Dividend Growth: Annualized 3 year gross dividend growth rate.
3 Yr EPS Growth: Annualized 3 year growth in earnings per share before extraordinary items.
Correlation: A statistical measure of how two securities move in relation to each other.
Current Account Balance/GDP: The net balance of all transactions in the balance of payments covering the exports and imports of goods and services, payments of income, and current transfers between residents of a country and nonresidents.
Dividend Yield: The most recently announced gross dividend, annualized based on the dividend frequency, then divided by the current market price.
Earnings Per Share (EPS): A company’s net profit minus its preferred stock obligations, with the difference divided by the number of outstanding shares of common stock.
Estimated P/E Ratio: The ratio of a stock’s price to the company’s estimated earnings for the current fiscal year, using the Bloomberg consensus estimates.
External Debt/GDP: Defined by IMF as outstanding amount of those actual current, and not contingent, liabilities that require payment(s) of principal and/or interest by the debtor at some point(s) in the future and that are owed to nonresidents by residents of an economy. GDP, the most commonly used single measure of a country’s overall economic activity, represents the total value of final goods and services produced within a country during a specified time period, such as one year.
International Monetary Fund (IMF): An international organization concerned with promoting international monetary cooperation and exchange rate stability, fostering economic growth and providing temporary financial assistance to countries to help ease balance of payments problems.
Market Capitalization: The company’s worth, calculated by multiplying the shares outstanding by the price per share.
MSCI All Country World Total Return Net Index: A market capitalization weighted index designed to provide a broad measure of equity market performance throughout the world.
MSCI Developed Markets Total Return Net Index: A free-float weighted equity index, with dividends reinvested net of withholding taxes. The index covers 23 developed markets, started with a base value of 100 as of December 31, 1969.
MSCI Emerging Markets Total Return Net Index: A free-float weighted equity index, with dividends reinvested net of withholding taxes. The index covers 23 emerging markets and has daily data since January 1988.
MSCI Frontier Markets Total Return Net Index: A free-float weighted index, with dividends reinvested net of withholding taxes. MSCI classifies 33 countries as Frontier Markets, 24 of which are currently included in the MSCI Frontier Markets Index. An investor cannot invest directly in this index.
MSCI USA Index: A free-float weighted equity index. Developed with a base of 100 as of December 31, 1969.
P/B: Ratio of stock’s price to book value per share.
P/CF: Ratio of stock’s price to cash flow per share.
Price/Earnings to Growth (PEG) Ratio: A stock’s price to earnings ratio divided by the growth rate of its earnings for a specified time period (3 year trailing).
R-squared: A statistical measure that represents the percentage of a security’s movements that can be explained by movements in a benchmark.
S&P 500 Index: A capitalization-weighted index of 500 U.S. stocks.
Trailing P/E ratio: The ratio of a stock’s price to the company’s earnings per share in the past 12 months.

Semi-Annual Report | March 31, 2015	5

Riverside Frontier Markets Fund	Shareholder Letter

March 31, 2015 (Unaudited)

The Riverside Frontier Markets Fund is not suitable for all investors. The Fund is subject to investment risks, including possible loss of the principal amount invested.

Diversification does not eliminate the risk of experiencing investment losses.

The Fund is subject to the following principal investment risks: concentration risk, counterparty, credit and custodial risk, currency risk, derivatives risk, emerging and frontier markets risk, foreign securities risk, foreign tax risk, small- and micro- cap risk and value investing risk. See the Fund’s Prospectus for additional information regarding the risks.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

6	www.riversidefunds.com

Riverside Frontier Markets Fund	Portfolio Update

March 31, 2015 (Unaudited)

Performance (as of March 31, 2015)

	3 Month	6 Month	1 Year	Since Inception*
Riverside Frontier Markets Fund - Investor	-4.02%	-9.99%	-5.18%	-3.99%
Riverside Frontier Markets Fund - Institutional	-3.92%	-9.87%	-4.95%	-3.78%
MSCI Frontier Markets Index(a)	-3.11%	-15.18%	-3.62%	-0.72%
MSCI All Country World Index(b)	2.31%	2.73%	5.42%	5.41%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 384-2813 or by visiting www.riversidefunds.com.

*	Fund’s inception date is February 28, 2014.
(a)	MSCI Frontier Markets Index is a free float weighted index. MSCI classifies 33 countries as Frontier Markets, 24 of which are currently included in the MSCI Frontier Markets Index.
(b)	MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class and Institutional Class shares (as reported in the January 28, 2015 Prospectus) are 11.15% and 2.34% and 5.53% and 2.09%, respectively.

Performance of $10,000 Initial Investment (as of March 31, 2015)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2015	7

Riverside Frontier Markets Fund	Portfolio Update

March 31, 2015 (Unaudited)

Geographical Breakdown (Market Value and Notional Exposure as a % of Net Assets)*

Asia/Pacific-Rim	30.35%
Middle East	21.43%
Europe	12.40%
Latin America	6.73%
Africa	6.14%
Cash	22.95%
TOTAL	100.00%

Sector Allocation (Market Value and Notional Exposure as a % of Net Assets)*

Financials	23.56%
Industrials	11.40%
Materials	11.37%
Energy	9.38%
Utilities	5.60%
Consumer Staples	4.34%
Basic Materials	3.63%
Consumer Discretionary	2.86%
Consumer, Cyclical	2.54%
Communications	1.00%
Technology	0.96%
Consumer, Non-cyclical	0.32%
Diversified	0.09%
Cash & Equivalents	22.95%
TOTAL	100.00%

Top 10 Holdings (Market Value and Notional Exposure as a % of Net Assets)*

Koza Altin Isletmeleri AS	1.23%
Zenith Bank PLC	1.15%
United Bank Africa	1.14%
Guaranty Trust Bank	1.14%
Reit 1 Ltd. - REIT	1.13%
Delek Automotive Systems Ltd.	1.12%
KazMunaiGas Exploration Production JSC - GDR	1.08%
BBVA Banco Continental SA	1.05%
Banco Latinoamericano de Comercio Exterior SA - Class E	1.05%
Fatima Fertilizer Co.	1.04%

*	Holdings are subject to change. Tables present indicative values only.

8	www.riversidefunds.com

Riverside Frontier Markets Fund	Disclosure of Fund Expenses

March 31, 2015 (Unaudited)

Examples: As a shareholder of the Riverside Frontier Markets Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2014 and held until March 31, 2015.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2014 – March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending		During Period
	Account Value	Account Value	Expense	October 1, 2014 -
	October 1, 2014	March 31, 2015	Ratio(a)	March 31, 2015(b)
Investor Class
Actual	$1,000.00	$901.90	2.20%	$10.43
Hypothetical (5% return before expenses)	$1,000.00	$1,013.96	2.20%	$11.05

Institutional Class
Actual	$1,000.00	$902.30	1.95%	$9.25
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	1.95%	$9.80

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2015	9

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (30.48%)
Chile (1.90%)
A.F.P. Habitat SA	144,613	$213,059
Gasco SA	21,700	180,616

Total Chile		393,675

Gabon (0.86%)
Total Gabon	574	177,727

Total Gabon		177,727

Georgia (0.95%)
Bank of Georgia Holdings PLC	7,700	198,175

Total Georgia		198,175

Israel (2.25%)
Delek Automotive Systems Ltd.	19,700	231,788
Reit 1 Ltd. ‐ REIT	76,333	234,027

Total Israel		465,815

Kazakhstan (1.08%)
KazMunaiGas Exploration Production JSC ‐ GDR(a)	18,150	224,153

Total Kazakhstan		224,153

Malaysia (3.24%)
BIMB Holdings Bhd	6,013	6,657
Faber Group Bhd	70,417	62,745
George Kent Malaysia Bhd	279,800	92,171
Homeritz Corp. Bhd	288,850	90,473
Hong Leong Industries Bhd	117,000	141,531
Hua Yang Bhd	348,000	193,568
Sunway Real Estate Investment Trust ‐ REIT	207,000	87,752

Total Malaysia		674,897

See Notes to Financial Statements

10	www.riversidefunds.com

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Panama (1.05%)
Banco Latinoamericano de Comercio Exterior SA ‐ Class E	6,630	$217,398

Total Panama		217,398

Philippines (0.60%)
Marcventures Holdings, Inc.	1,115,987	124,831

Total Philippines		124,831

Thailand (7.21%)
Asia Sermkij Leasing PCL	291,900	178,513
Bangkok Expressway PCL	150,100	179,899
Krung Thai Bank PCL	300,000	210,203
Lalin Property PCL	1,520,800	184,141
MFEC PCL	790,000	199,078
Thai Wah Starch PCL	151,000	170,536
TKS Technologies PCL	264,000	66,933
TRUE Telecommunication Growth Infrastructure Fund ‐ Class F	570,000	206,699
United Paper PCL	760,114	99,978

Total Thailand		1,495,980

Turkey (8.74%)
Adana Cimento Sanayii TAS ‐ Class A	76,100	195,605
Akcansa Cimento AS	30,700	206,726
Aksa Akrilik Kimya Sanayii AS	52,400	195,377
Cimsa Cimento Sanayi VE Ticaret AS	30,300	178,383
Despec Bilgisayar Pazarlama ve Ticaret AS	190,300	191,116
EGE Seramik Sanayi ve Ticaret AS	124,100	200,080
Eregli Demir ve Celik Fabrikalari TAS	118,000	183,435
Koza Altin Isletmeleri AS	23,500	254,545
Pinar SUT Mamulleri Sanayii AS	22,600	209,577

Total Turkey		1,814,844

See Notes to Financial Statements

Semi-Annual Report | March 31, 2015	11

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
United Arab Emirates (2.60%)
Air Arabia PJSC	470,144	$181,765
Dragon Oil PLC	13,000	112,287
Emirates NBD PJSC	1,710	4,302
First Gulf Bank PJSC	8,401	33,395
National Bank of Ras Al‐Khaimah PSC	94,451	207,011

Total United Arab Emirates		538,760

TOTAL COMMON STOCKS
(Cost $6,746,633)		6,326,255

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT‐TERM SECURITY (42.89%)
Money Market Fund (42.89%)
Fidelity Institutional Money Market Portfolio	0.09830%	8,903,441	8,903,441

TOTAL SHORT‐TERM SECURITY
(Cost $8,903,441)			8,903,441

TOTAL INVESTMENTS (73.37%)
(Cost $15,650,074)			$15,229,696

Other Assets In Excess Of Liabilities (26.63%)			5,528,389	(b)

NET ASSETS (100.00%)			$20,758,085

(a)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”), which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the 1933 Act or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of March 31, 2015, the aggregate market value of those securities was $224,153 representing 1.08% of the Fund’s net assets.

(b)	Includes cash which is being held as collateral for swap contracts.

See Notes to Financial Statements

12	www.riversidefunds.com

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

Common Abbreviations:
AS - Andonim Sirketi, Joint Stock Company in Turkey.
Bhd - Berhad is the Malaysian term for public company.
GDR - Global Depositary Receipt.
JSC - Joint Stock Company.
KSCP - Designates a Closed Joint Stock Company in Kuwait.
Ltd. - Limited.
PCL - A rearrangement of the letters for Public Limited Company, used in Thailand.
PJSC - Private Joint Stock Company.
PLC - Public Limited Company.
PSC - Public Stock Company.
REIT - Real Estate Investment Trust.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
TAS - TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a)

		Rate Paid		Notional
	Swap	by the	Termination	Amount	Unrealized
Reference Obligation	Counterparty	Fund	Date	(Shares)	Appreciation
Africa
Kenya Commercial Bank Ltd.	Morgan Stanley	3.92%	03/03/2016	291,500	$13,322
Total Africa				291,500	13,322
Asia/Pacific‐Rim
Fatima Fertilizer Co.	JPMorgan	2.08%	04/06/2015	571,200	50,854
Fauji Cement Co., Ltd.	JPMorgan	2.08%	04/06/2015	684,000	48,880
Fauji Fertilizer Co.	JPMorgan	2.08%	04/06/2015	147,000	23,316
Hub Power Co.	JPMorgan	2.08%	04/06/2015	237,500	48,342
Khulna Power Co., Ltd.	Morgan Stanley	3.07%	12/02/2016	63,000	5,318
Total Asia/Pacific ‐Rim				1,702,700	176,710
Latin America
Edelnor SA	JPMorgan	1.18%	04/04/2016	123,000	3,745
Total Latin America				123,000	3,745
Middle East
Bank Muscat SAOG ‐ Convertible Debt(b)	JPMorgan	1.28%	04/04/2016	20,250	0

See Notes to Financial Statements

Semi-Annual Report | March 31, 2015	13

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a) (continued)
Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount (Shares)	Unrealized Appreciation
Eastern Tobacco	JPMorgan	2.03%	04/06/2015	6,885	$18,559
Qatar Navigation	JPMorgan	2.08%	04/06/2015	7,294	6,008
Zamil Industrial Inv	JPMorgan	2.08%	04/04/2016	13,900	4,914
Total Middle East				48,329	29,481
				2,165,529	$223,258

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount (Shares)	Unrealized Depreciation
Africa
British American Tobacco	Morgan Stanley	3.87%	10/20/2016	3,200	$(8,787)
Guaranty Trust Bank	Morgan Stanley	3.92%	03/03/2016	1,145,150	(54,901)
Guaranty Trust Bank	Morgan Stanley	3.86%	10/20/2016	642,936	(12,613)
Kenya Com Bank	Morgan Stanley	3.87%	10/20/2016	31,500	(139)
Lafarge Africa PLC	Morgan Stanley	3.87%	10/20/2016	351,000	(1,682)
United Bank Africa PLC	Morgan Stanley	3.92%	03/03/2016	720,600	(17,859)
United Bank Africa PLC	Morgan Stanley	3.87%	10/20/2016	10,846,035	(10,096)
Zenith Bank PLC	Morgan Stanley	3.92%	03/03/2016	1,430,610	(62,819)
Zenith Bank PLC	Morgan Stanley	3.87%	10/20/2016	826,212	(15,759)
Total Africa				15,997,243	(184,655)
Asia/Pacific-Rim
Adamjee Insurance Co.	JPMorgan	2.08%	04/04/2016	372,000	(50,517)
Allied Bank Limited	JPMorgan	2.08%	10/05/2015	117,300	(25,408)
Bank Alfalah Ltd.	JPMorgan	2.08%	04/06/2015	666,500	(20,909)
Dabaco Corporation	JPMorgan	2.08%	04/04/2016	13,200	(507)
Hatton National Bank	Morgan Stanley	3.07%	02/27/2017	119,000	(11,939)
Indus Motor Co., Ltd.	JPMorgan	2.08%	04/04/2016	20,500	(16,171)
One Bank Ltd.	Morgan Stanley	3.07%	12/02/2016	81,113	(847)
Pakistan Oilfields Ltd.	JPMorgan	2.08%	04/06/2015	51,000	(114,506)
Pakistan Oilfields Ltd.	Morgan Stanley	3.07%	12/02/2016	5,400	(5,201)
Pakistan Petroleum	JPMorgan	2.08%	10/05/2015	123,300	(45,121)
People’s Leasing & Finance PLC	Morgan Stanley	3.07%	02/27/2017	505,920	(15,888)
Petroleum Equip Asmb	JPMorgan	2.08%	10/05/2015	119,630	(6,212)
PetroVietnam Fertilizer and Chemicals Co.	JPMorgan	2.08%	04/06/2015	142,400	(28,210)
PetroVietnam Gas	JPMorgan	2.08%	04/06/2015	57,150	(129,507)
PetroVietnam Southern Gas JSC	JPMorgan	2.08%	10/05/2015	217,895	(50,906)
PetroVietnam Tech Sv	JPMorgan	2.08%	04/04/2016	169,000	(37,361)
Refrigeration Electrical Eng.	JPMorgan	2.08%	01/04/2016	161,356	(30,190)
Southeast Bank Ltd.	Morgan Stanley	3.07%	12/02/2016	295,000	(15,596)

See Notes to Financial Statements

14	www.riversidefunds.com

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a) (continued)
Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount (Shares)	Unrealized Depreciation
Southeast Bank Ltd.	Morgan Stanley	3.07%	03/04/2016	418,500	$(17,029)
Southern Rubber Ind.	JPMorgan	2.08%	10/05/2015	111,570	(16,093)
Titas Gas Transmission & Distribution Co.	Morgan Stanley	3.07%	03/04/2016	93,000	(15,369)
Titas Gas Transmission & Distribution Co.	Morgan Stanley	3.07%	12/02/2016	123,400	(6,968)
Vallibel Pwr Erathna	Morgan Stanley	3.07%	02/27/2017	202,986	(786)
Total Asia/Pacific-Rim				4,187,119	(661,241)
Europe
OMV Pertom SA	Morgan Stanley	3.92%	03/03/2016	1,339,700	(74,178)
OMV Pertom SA	Morgan Stanley	3.87%	10/20/2016	780,800	(26,135)
Transelectrica SA	Morgan Stanley	3.91%	03/03/2016	4,900	(762)
Transelectrica SA	Morgan Stanley	3.87%	10/20/2016	21,365	(18,776)
Transgaz SA Medias	Morgan Stanley	3.92%	03/03/2016	500	(854)
Transgaz SA Medias	Morgan Stanley	3.87%	10/20/2016	2,390	(7,219)
Total Europe				2,149,655	(127,924)
Latin America
BBVA Banco Continental SA	JPMorgan	1.17%	05/06/2016	155,460	(47,113)
Edegel SAA	JPMorgan	1.18%	04/04/2016	119,554	(1,100)
Intercorp Financial Services, Inc.	JPMorgan	1.17%	05/06/2016	7,064	(16,614)
Total Latin America				282,078	(64,827)
Middle East
Advanced Petrochemicals Co.	JPMorgan	2.08%	04/06/2015	16,925	(53,366)
Al-Anwar Ceramic	JPMorgan	1.28%	04/04/2016	33,937	(3,618)
Alexandria Mineral Oils Co.	JPMorgan	2.03%	04/06/2015	28,395	(112,021)
Arabian Cement Co.	JPMorgan	2.08%	04/04/2016	10,100	(7,746)
Bank Muscat SAOG	JPMorgan	1.28%	04/04/2016	141,750	(18,505)
Boubyan Petrochemicals Co., KSCP	JPMorgan	2.08%	04/06/2015	103,521	(68,958)
Credit Agricole Egypt	JPMorgan	2.03%	10/05/2015	44,742	(6,763)
Emirates NBD PJSC	JPMorgan	1.28%	04/06/2015	53,230	(2,697)
Mannai Corporation	JPMorgan	2.08%	10/08/2015	7,119	(15,212)
National Co. For Maize Products	JPMorgan	2.03%	04/06/2015	64,130	(31,342)
North Cairo Flour Mills	JPMorgan	2.03%	04/06/2015	41,840	(54,889)
Oman Inv & Fin Co.	JPMorgan	1.28%	10/08/2015	333,637	(20,207)
Riyad Bank	JPMorgan	2.08%	04/06/2015	43,780	(26,740)
Saudi Vitrified Clay	JPMorgan	2.08%	10/05/2015	7,840	(3,794)

See Notes to Financial Statements

Semi-Annual Report | March 31, 2015	15

Riverside Frontier Markets Fund	Portfolio of Investments

March 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS (a) (continued)
Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount (Shares)	Unrealized Depreciation
Sidi Kerir Petrochemical Co.	JPMorgan	2.03%	04/06/2015	106,111	$(71,087)
Suez Cement Co.	JPMorgan	2.03%	04/06/2015	16,950	(6,319)
Yanbu National Petro	JPMorgan	2.08%	10/05/2015	16,312	(56,128)
Total Middle East				1,070,319	(559,392)
				23,686,414	$(1,598,039)

(a)	The Fund receives payments based on any positive return of the Reference Obligation at termination. The Fund makes payments on any negative return of such Reference Obligation at termination.
(b)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

See Notes to Financial Statements

16	www.riversidefunds.com

Riverside Frontier Markets Fund	Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS:
Investments, at value (Cost $15,650,074)	$15,229,696
Deposit with broker for swap contracts (Note 3)	6,470,000
Unrealized appreciation on total return swap contracts	223,258
Receivable for swap contract payments	70,988
Receivable for investments sold	301,312
Receivable for shares sold	39,950
Receivable due from adviser	8,894
Dividends and interest receivable	111,169
Prepaid assets	25,534
Total Assets	22,480,801

LIABILITIES:
Unrealized depreciation on total return swap contracts	1,598,039
Payable for swap contract payments	81,409
Payable for distribution and service fees	61
Payable to trustees	148
Payable for administration fees	10,617
Payable for transfer agency fees	5,303
Professional fees payable	13,462
Payable to custodian due to overdraft	3,631
Payable to chief compliance officer	1,644
Payable for printing	1,941
Payable for custody	2,302
Accrued expenses and other liabilities	4,159
Total Liabilities	1,722,716
NET ASSETS	$20,758,085

NET ASSETS CONSIST OF:
Paid‐in capital (Note 7)	$23,113,196
Accumulated net investment loss	(118,810)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(441,222)
Net unrealized depreciation on investments, swap contracts and translation of assets and liabilities denominated in foreign currencies	(1,795,079)
NET ASSETS	$20,758,085

See Notes to Financial Statements

Semi-Annual Report | March 31, 2015	17

Riverside Frontier Markets Fund	Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.56
Net Assets	$292,750
Shares of beneficial interest outstanding	30,636
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.58
Net Assets	$20,465,335
Shares of beneficial interest outstanding	2,137,175

See Notes to Financial Statements

18	www.riversidefunds.com

Riverside Frontier Markets Fund	Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$123,521
Foreign taxes withheld	(20,759)
Total Investment Income	102,762

EXPENSES:
Investment advisory fee (Note 8)	155,662
Administration fee	64,017
Distribution and service fees Investor Class	351
Custodian fee	17,988
Legal fees	15,964
Audit fees	9,049
Transfer agent fee	20,236
Trustees fees and expenses	8,515
Registration and filing fees	9,185
Printing fees	2,119
Chief compliance officer fee	9,978
Insurance fee	1,247
Offering cost expense	63,598
Other expenses	4,046
Total Expenses	381,955
Less fees waived/reimbursed by investment adviser
Investor Class	(2,244)
Institutional Class	(170,021)
Total fees waived/reimbursed by investment adviser (Note 8)	(172,265)
Net Expenses	209,690
NET INVESTMENT LOSS	(106,928)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(12,232)
Swap contracts	(207,609)
Foreign currency transactions	(194,405)
Net realized loss	(414,246)

Change in unrealized appreciation/(depreciation):
Investments	(395,275)
Swap contracts	(1,372,606)
Translation of assets and liabilities denominated in foreign currencies	1,669
Net change	(1,766,212)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, SWAP CONTRACTS AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES	(2,180,458)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,287,386)

See Notes to Financial Statements

Semi-Annual Report | March 31, 2015	19

Riverside Frontier Markets Fund	Statements of Changes in Net Assets

	Six Months
	Ended	For the Period
	March 31, 2015	Ended
	(Unaudited)	September 30, 2014(a)
OPERATIONS:
Net investment loss	$(106,928)	$(68,905)
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(414,246)	43,419
Net change in unrealized depreciation on investments, swap contracts, and translation of assets and liabilities denominated in foreign currencies	(1,766,212)	(28,867)
Net decrease in net assets resulting from operations	(2,287,386)	(54,353)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(424)	–
Institutional Class	(39,701)	–
Total distributions	(40,125)	–

BENEFICIAL SHARE TRANSACTIONS:
Investor Class
Shares sold	98,829	364,573
Dividends reinvested	424	–
Shares redeemed	(67,280)	(85,266)
Net increase from beneficial share transactions	31,973	279,307

Institutional Class
Shares sold	15,441,759	25,240,534
Dividends reinvested	39,702	–
Shares redeemed	(17,893,301)	(25)
Net increase/(decrease) from beneficial share transactions	(2,411,840)	25,240,509

Net increase/(decrease) in net assets	(4,707,378)	25,465,463

NET ASSETS:
Beginning of period	25,465,463	0
End of period (including accumulated net investment income/(loss) of $(118,810) and $28,243)	$20,758,085	$25,465,463

(a)    Commenced operations on March 1, 2014.

See Notes to Financial Statements

20	www.riversidefunds.com

Riverside Frontier Markets Fund	Financial Highlights

Investor Class	For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.98)		0.71
Total from Investment Operations	(1.04)		0.62

LESS DISTRIBUTIONS:
From investment income	(0.02)		–
Total Distributions	(0.02)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.06)		0.62
NET ASSET VALUE, END OF PERIOD	$9.56		$10.62

TOTAL RETURN(c)	(9.81)%		6.20%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$293		$292

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.80	%(d)	11.10	%(d)
Operating expenses including reimbursement/waiver	2.20	%(d)	2.20	%(d)
Net investment loss including reimbursement/waiver	(1.21	)%(d)	(1.47	)%(d)

PORTFOLIO TURNOVER RATE(e)	74%		16%

(a)	Commenced operations on March 1, 2014.
(b)	Per share amounts are based upon average shares outstanding.
(c)
Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements

Semi-Annual Report | March 31, 2015	21

Riverside Frontier Markets Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented.

	Six Months
	Ended		For the Period
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)		(0.08)
Net realized and unrealized gain/(loss) on investments	(0.99)		0.72
Total from Investment Operations	(1.04)		0.64

LESS DISTRIBUTIONS:
From investment income	(0.02)		–
Total Distributions	(0.02)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.06)		0.64
NET ASSET VALUE, END OF PERIOD	$9.58		$10.64

TOTAL RETURN(c)	(9.77)%		6.40%

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$20,465		$25,174

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.55	%(d)	5.48	%(d)
Operating expenses including reimbursement/waiver	1.95	%(d)	1.95	%(d)
Net investment loss including reimbursement/waiver	(0.99	)%(d)	(1.33	)%(d)

PORTFOLIO TURNOVER RATE(e)	74%		16%

(a)	Commenced operations on March 1, 2014.
(b)	Per share amounts are based upon average shares outstanding.
(c)
Total return is for the period indicated and has not been annualized. The total return would have been lower had certain expenses not been reimbursed/waived during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements

22	www.riversidefunds.com

Riverside Frontier Markets Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  As of March 31, 2015, the Trust had nine registered funds.  This semi-annual report describes the Riverside Frontier Markets Fund (the “Fund”).  The Fund’s primary investment objective is to provide capital appreciation as a primary objective and income as a secondary objective by investing at least 80% of its total assets in undervalued equity securities of companies located in “Frontier Markets” countries.  The Fund currently offers Investor class shares and Institutional class shares.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Trust has an unlimited number of shares with no par value per share.  The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).  The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges.

Over‐the‐counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability,

Semi-Annual Report | March 31, 2015	23

Riverside Frontier Markets Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
Investments in Securities at	Unadjusted	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total
Common Stocks
Chile	$393,675	$—	$—	$393,675
Gabon	177,727	—	—	177,727
Georgia	198,175	—	—	198,175
Israel	465,815	—	—	465,815
Kazakhstan	224,153	—	—	224,153
Malaysia	674,897	—	—	674,897
Panama	217,398	—	—	217,398
Philippines	124,831	—	—	124,831
Thailand	1,495,980	—	—	1,495,980
Turkey	1,814,844	—	—	1,814,844
United Arab Emirates	538,760	—	—	538,760
Short‐Term Security	8,903,441	—	—	8,903,441
TOTAL	$15,229,696	$—	$—	$15,229,696

24	www.riversidefunds.com

Riverside Frontier Markets Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$—	$223,258	$0	$223,258
Liabilities
Total Return Swap Contracts	—	(1,598,039)	—	(1,598,039)
TOTAL	$—	$(1,374,781)	$0	$(1,374,781)

The Fund recognizes transfers between levels as of the end of the period. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the period ended March 31, 2015, the Fund had one position that used Level 3 inputs to determine the fair value.  As a result of a corporate action, the Fund received a total return swap representing 20,250 convertible bond shares of the Bank of Muscat SOAG.  Due to limited details regarding the terms of the security at the period end, the Fund’s Fair Value Committee valued the position at zero.  The holding did not change in value during the period nor realize any gain or losses.

Offering Costs: The Fund incurred offering costs during the period ended March 31, 2015. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through March 31, 2015 are shown on the Fund’s Statement of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b‐1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files U.S. federal, state and local income tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns.  The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Semi-Annual Report | March 31, 2015	25

Riverside Frontier Markets Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

26	www.riversidefunds.com

Riverside Frontier Markets Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward exchange contracts and total return swaps.  In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.  In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations

Semi-Annual Report | March 31, 2015	27

Riverside Frontier Markets Fund	Notes to Financial Statements

March 31, 2015 (Unaudited)

tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

Swap Contracts: The Fund may enter into swap transactions to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  Swap agreements held at March 31, 2015 are disclosed in the Portfolio of Investments.

The average notional shares of the Fund’s swap positions for the period ended March 31, 2015 was 27,730,644.

28	www.riversidefunds.com

Riverside Frontier Markets Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015:

		Asset Derivatives	Liability Derivatives
	Statement of Assets	Gross Unrealized	Gross Unrealized
Risk Exposure	and Liabilities Location	Appreciation	Depreciation
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation/ (depreciation) on total return swap contracts	$223,258	$(1,598,039)
Total		$223,258	$(1,598,039)

The  effect  of  derivative  instruments  on  the  Statement  of  Operations  for  the  period  ended  March 31, 2015:

			Net change in
		Realized	Unrealized
		Loss on	Depreciation on
		Derivatives	Derivatives
Risk Exposure	Statement of Operations Location	Recognized	Recognized
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on swap contracts/change in unrealized appreciation/(depreciation) on swap contracts	$(207,609)	$(1,372,606)
Total		$(207,609)	$(1,372,606)

4. OFFSETTING AGREEMENTS

Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments  or  deliver  securities  timely,  material  adverse  changes  in  financial  condition  or insolvency, the breach of minimum regulatory capital requirements or loss of license, charter or other  legal  authorization  necessary  to  perform  under  the  contract.  The  Fund  may  manage counterparty risk by entering into enforceable collateral arrangements with counterparties to securities lending agreements. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Semi-Annual Report | March 31, 2015	29

Riverside Frontier Markets Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

The following table presents derivative financial instruments and securities lending arrangements that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross
Amounts
Offset in
		the	Net Amounts
	Gross	Statement	Presented in
	Amounts of	of Assets	the Statement
	Recognized	and	of Assets and	Financial	Cash Collateral	Net Amount
Description	Assets	Liabilities	Liabilities	Instruments (a)	Received(a)	Receivable
Assets
Total Return
Swaps	$223,258	$–	$223,258	$–	$–	$223,258
Total	$223,258	$–	$223,258	$–	$–	$223,258

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross
Amounts
Offset in
		the	Net Amounts
	Gross	Statement	Presented in
	Amounts of	of Assets	the Statement
	Recognized	and	of Assets and	Financial	Cash Collateral	Net Amount
Description	Liabilities	Liabilities	Liabilities	Instruments (a)	Pledged(a)	Payable
Liabilities
Total Return
Swaps	$1,598,039	$–	$1,598,039	$(223,258)	$(1,374,781)	$–
Total	$1,598,039	$–	$1,598,039	$(223,258)	$(1,374,781)	$–

(a)  These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

30	www.riversidefunds.com

Riverside Frontier Markets Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

5. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period  from  net  investment  income  or  net  realized  gains  may  differ  from  its  ultimate characterization  for  federal  income  tax  purposes.    Also,  due  to  the  timing  of  dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax  basis  distributions  and  composition  of  distributable  earnings/(accumulated  losses)  are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of the date of the semi‐annual.

Unrealized  Appreciation  and  Depreciation  on  Investments:    As  of  March  31,  2015,  the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$180,772
Gross unrealized depreciation (excess of tax cost over value)	(601,150)
Net unrealized depreciation	$(420,378)
Cost of investments for income tax purposes	$15,650,074

6. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short‐term securities, during the period ended March 31, 2015 were as follows:

Proceeds from
Purchases of Securities	Sales of Securities
$7,750,037	$4,164,457

7. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non‐assessable, transferable and redeemable at the option of the shareholder. Shares have no pre‐emptive rights.

Shares redeemed within 90 days of purchase  may incur a  2.00% short‐term redemption fee deducted from the redemption amount. For the period ended March 31, 2015, the redemption fees charged by the Fund are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2015	31

Riverside Frontier Markets Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

Transactions in common shares were as follows:

	For the Six
	Months Ended	For the Period
	March 31, 2015	Ended
	(Unaudited)	September 30, 2014(a)
Investor
Shares Sold	9,871	35,410
Shares Issued in Reinvestment of Dividends	42	–
Less Shares Redeemed	(6,733)	(7,954)
Net Increase from share transactions	3,180	27,456

Institutional
Shares Sold	1,481,486	2,365,687
Shares Issued in Reinvestment of Dividends	3,970	–
Less Shares Redeemed	(1,713,966)	(2)
Net Increase/(Decrease) from share transactions	(228,510)	2,365,685

(a)  Commenced operations on March 1, 2014.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The Fund has one unaffiliated shareholder representing approximately 32% of total Fund shares. Investment activities of these shareholders could have a material impact on the Fund.

8. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

Investment Advisory: Riverside Advisors, LLC (“Riverside Advisors” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.45% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one‐year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant  to  a  fee  waiver  letter  agreement  (the  “Fee  Waiver  Agreement”),  the  Adviser  has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b‐1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.95% of the Fund’s average daily net assets for the Investor Class and the Institutional Class. The Fee Waiver Agreement is in effect through January 31, 2016. The Adviser will be permitted to recover, on a class‐by‐class basis,

32	www.riversidefunds.com

Riverside Frontier Markets Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board.

For the six‐month period ended March 31, 2015, the fee waivers and/or reimbursements were as follows:
Fees
Waived/Reimbursed
by Adviser
Investor Class	$(2,244)
Institutional Class	(170,021)
TOTAL	$(172,265)

As of March 31, 2015, the balances of recoupable expenses were as follows:

Fund	Expires 2018	Expires 2017
Investor Class	$2,244	$12,466
Institutional Class	170,021	173,327

Administrator:  ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund.  The Fund has agreed to pay expenses incurred in connection with its administrative  activities.  Pursuant  to  the  Administration,  Bookkeeping  and  Pricing  Services Agreement, the Trust with ALPS will provide operational services to the Fund including,  but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid on a monthly basis following the end of the month.  The officers of the Trust are employees of ALPS.  Administration fees paid by the Fund for the six months ended March 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out‐of‐pocket expenses.

Transfer Agent:  ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement  with  the  Trust.  Under  this  agreement,  ALPS  is  paid  an  annual  fee  for  services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out‐of‐pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule  38a‐1 under the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out‐of‐pocket expenses.

Distribution:  ALPS  Distributors,  Inc.  (the  “Distributor”)  (an  affiliate  of  ALPS)  acts  as  the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the

Semi-Annual Report | March 31, 2015	33

Riverside Frontier Markets Fund	Notes to Financial Statements
March 31, 2015 (Unaudited)

Fund.  The Distributor is not obligated to sell any particular amount of shares and is not entitled to  any  compensation  for  its  services  as  the  Fund’s  principal  underwriter  pursuant  to  the Distribution Agreement.

The Fund has adopted a separate plan of distribution for the Investor class shares pursuant to  Rule 12b‐1 of the 1940 Act (the “Plan”). The Plan allows the Fund to use Investor class assets to pay fees in connection with the distribution and marketing of the Investor class shares and/or the provision of shareholder services to the Investor class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use the Investor class shares of the Fund as their funding medium and for related expenses.  The Plan permits the Fund to make total  payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to the Investor class shares.  Because these fees are paid out of the Fund’s Investor class assets on an ongoing basis, over time they will increase the cost of an investment in the Investor clpass shares, and Plan fees may cost an investor more than other types of sales charges.  Plan fees are shown as distribution and service fees on the Statement of Operations.

9. TRUSTEES

As of March 31, 2015, there were four Trustees, three of whom are  not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees receive a quarterly retainer of $4,000, plus $2,000 for each regular Board or Committee meeting attended, $2,000 for each special  telephonic Board or Committee meeting attended and $2,000 for each special  in‐person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out‐of‐pocket expenses relating to attendance at meetings and for meeting‐related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

34	www.riversidefunds.com

Riverside Frontier Markets Fund	Additional Information
March 31, 2015 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll‐free) at 1‐855‐384‐2813 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended  June 30  will be  available  (i) without charge, upon request, by calling the Fund (toll‐free) at 1‐855‐384‐2813 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule  of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‐Qs. The Fund’s Forms N‐Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

Semi-Annual Report | March 31, 2015	35

RIVERSIDE
FRONTIER MARKETS FUND

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Riverside Frontier Markets Fund.

Item 2.   Code of Ethics.

 Not applicable to this report.

Item 3.   Audit Committee Financial Expert.

 Not applicable to this report.

Item 4.   Principal Accountant Fees and Services.

 Not applicable to this report.

Item 5.   Audit Committee of Listed Registrants.

 Not applicable to the registrant.

Item 6.   Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End  Management Investment Companies.

 Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

 Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

 Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(b)
The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 3, 2015

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	June 3, 2015